UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187

(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Auto Components — 6.3%
83,565	BorgWarner, Inc.	$3,533,128
43,391	Delphi Automotive PLC	3,488,637
163,724	Gentex Corp.	3,380,901
161,678	Goodyear Tire & Rubber (The) Co.	5,857,594
41,108	Lear Corp.	5,864,467
45,640	Visteon Corp. (a)	4,698,638
		26,823,365

	Automobiles — 4.9%
384,026	Ford Motor Co.	4,404,778
164,603	General Motors Co.	5,701,848
18,470	Harley-Davidson, Inc.	1,049,281
16,062	Tesla, Inc. (a) (b)	5,044,592
46,500	Thor Industries, Inc.	4,472,370
		20,672,869

	Building Products — 0.5%
36,734	Fortune Brands Home & Security, Inc.	2,341,425

	Commercial Services & Supplies — 0.5%
51,182	KAR Auction Services, Inc.	2,232,559

	Distributors — 1.6%
12,092	Genuine Parts Co.	1,112,706
48,775	Pool Corp.	5,834,465
		6,947,171

	Diversified Consumer Services — 1.6%
96,128	H&R Block, Inc.	2,383,013
72,377	Service Corp. International	2,331,987
53,532	ServiceMaster Global Holdings, Inc. (a)	2,039,569
		6,754,569

	Food & Staples Retailing — 1.7%
13,329	Costco Wholesale Corp.	2,366,164
62,013	Wal-Mart Stores, Inc.	4,662,138
		7,028,302

	Hotels, Restaurants & Leisure — 14.4%
30,314	Aramark	1,107,067
98,805	Carnival Corp.	6,103,185
55,784	Choice Hotels International, Inc.	3,497,657
53,428	Darden Restaurants, Inc.	4,551,531
24,254	Domino’s Pizza, Inc.	4,399,433
70,107	Extended Stay America, Inc.	1,222,666
41,403	Hyatt Hotels Corp., Class A (a)	2,297,866
61,799	Marriott International, Inc., Class A	5,835,062
127,450	MGM Resorts International	3,913,990
68,837	Norwegian Cruise Line Holdings Ltd. (a)	3,712,379

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
17,068	Panera Bread Co., Class A (a)	$5,336,822
45,561	Royal Caribbean Cruises Ltd.	4,856,803
19,137	Starbucks Corp.	1,149,368
23,292	Vail Resorts, Inc.	4,603,897
82,107	Wendy’s (The) Co.	1,210,257
26,515	Wyndham Worldwide Corp.	2,527,145
39,006	Wynn Resorts Ltd.	4,798,128
		61,123,256

	Household Durables — 10.6%
155,414	CalAtlantic Group, Inc.	5,629,095
174,734	D.R. Horton, Inc.	5,747,001
43,729	Garmin Ltd.	2,223,182
87,326	Lennar Corp., Class A	4,409,963
15,222	Mohawk Industries, Inc. (a)	3,573,973
23,696	Newell Brands, Inc.	1,131,247
2,763	NVR, Inc. (a)	5,833,384
247,150	PulteGroup, Inc.	5,602,891
161,185	Toll Brothers, Inc.	5,801,048
17,816	Tupperware Brands Corp.	1,279,367
20,383	Whirlpool Corp.	3,784,716
		45,015,867

	Internet & Direct Marketing Retail — 7.0%
5,042	Amazon.com, Inc. (a)	4,663,800
27,678	Expedia, Inc.	3,701,102
223,279	Liberty Interactive Corp. QVC Group, Class A (a)	4,729,049
130,857	Liberty Ventures, Series A (a)	7,046,650
39,377	Netflix, Inc. (a)	5,993,179
1,960	Priceline Group (The), Inc. (a)	3,619,767
		29,753,547

	Internet Software & Services — 0.8%
66,576	eBay, Inc. (a)	2,224,304
94,627	Pandora Media, Inc. (a) (b)	1,026,703
		3,251,007

	Leisure Products — 2.3%
95,107	Brunswick Corp.	5,397,322
44,779	Hasbro, Inc.	4,438,047
		9,835,369

	Machinery — 0.3%
9,515	WABCO Holdings, Inc. (a)	1,131,048

	Media — 15.3%
38,092	AMC Networks, Inc., Class A (a)	2,273,331
1,789	Cable One, Inc.	1,219,847
32,222	CBS Corp., Class B	2,144,696
17,780	Charter Communications, Inc., Class A (a)	6,136,945

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
78,759	Cinemark Holdings, Inc.	$3,402,389
59,456	Comcast Corp., Class A	2,330,081
153,664	Discovery Communications, Inc., Class A (a)	4,422,450
35,201	DISH Network Corp., Class A (a)	2,268,352
45,481	Interpublic Group of Cos. (The), Inc.	1,071,987
20,770	John Wiley & Sons, Inc., Class A	1,094,579
40,419	Liberty Broadband Corp., Class C (a)	3,684,596
28,816	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1,094,720
191,649	Live Nation Entertainment, Inc. (a)	6,163,432
11,191	Madison Square Garden (The) Co., Class A (a)	2,258,008
12,961	Omnicom Group, Inc.	1,064,357
49,491	Regal Entertainment Group, Class A	1,092,266
44,559	Scripps Networks Interactive, Inc., Class A	3,329,448
678,102	Sirius XM Holdings, Inc. (b)	3,356,605
174,475	TEGNA, Inc.	4,445,623
22,873	Time Warner, Inc.	2,270,603
93,703	Tribune Media Co., Class A	3,425,782
107,816	Twenty-First Century Fox, Inc., Class A	3,292,701
47,945	Viacom, Inc., Class B	2,040,539
9,856	Walt Disney (The) Co.	1,139,354
		65,022,691

	Multiline Retail — 5.7%
111,413	Dillard’s, Inc., Class A	6,168,938
14,244	Dollar Tree, Inc. (a)	1,178,976
566,917	JC Penney Co., Inc. (a) (b)	3,050,013
146,207	Kohl’s Corp.	5,706,459
117,821	Macy’s, Inc.	3,442,730
80,992	Target Corp.	4,523,403
		24,070,519

	Professional Services — 0.3%
27,052	Nielsen Holdings PLC	1,112,649

	Road & Rail — 1.6%
9,161	AMERCO	3,430,428
199,103	Hertz Global Holdings, Inc. (a)	3,283,209
		6,713,637

	Specialty Retail — 20.6%
105,697	AutoNation, Inc. (a)	4,439,274
147,502	Bed Bath & Beyond, Inc.	5,715,703
90,950	Best Buy Co., Inc.	4,712,120
59,828	Burlington Stores, Inc. (a)	5,918,186
42,082	Cabela’s, Inc. (a)	2,297,677
18,872	CarMax, Inc. (a)	1,104,012
92,950	CST Brands, Inc.	4,488,556

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
71,771	Dick’s Sporting Goods, Inc.	$3,628,024
59,751	Foot Locker, Inc.	4,621,142
258,110	GameStop Corp., Class A	5,856,516
184,027	Gap (The), Inc.	4,821,507
15,226	Home Depot (The), Inc.	2,376,779
47,453	L Brands, Inc.	2,505,993
42,480	Lowe’s Cos., Inc.	3,605,702
99,821	Michaels (The) Cos., Inc. (a)	2,331,819
60,882	Murphy USA, Inc. (a)	4,235,561
74,602	Penske Automotive Group, Inc.	3,559,261
16,965	Ross Stores, Inc.	1,102,725
84,023	Signet Jewelers Ltd.	5,532,074
23,457	Tiffany & Co.	2,149,834
14,130	TJX (The) Cos., Inc.	1,111,183
15,676	Ulta Beauty, Inc. (a)	4,411,853
244,964	Urban Outfitters, Inc. (a)	5,604,776
20,841	Williams-Sonoma, Inc.	1,126,456
		87,256,733

	Textiles, Apparel & Luxury Goods — 4.0%
12,446	Carter’s, Inc.	1,145,530
54,077	Coach, Inc.	2,130,093
150,336	Kate Spade & Co. (a)	2,615,846
20,050	NIKE, Inc., Class B	1,110,970
56,250	PVH Corp.	5,682,938
27,381	Ralph Lauren Corp.	2,210,194
81,419	Skechers U.S.A., Inc., Class A (a)	2,055,830
		16,951,401
	Total Common Stocks — 100.0%	424,037,984
	(Cost $424,631,764)

	Money Market Funds — 1.1%
4,392,096	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	4,392,096
241,060	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (c)	241,060
	Total Money Market Funds — 1.1%	4,633,156
	(Cost $4,633,156)

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 1.5%
$58,169	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $58,173. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $59,530. (d)	$58,169
6,585,209	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $6,585,631. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $6,746,306. (d)	6,585,209
	Total Repurchase Agreements — 1.5%	6,643,378
	(Cost $6,643,378)

	Total Investments — 102.6%	435,314,518
	(Cost $435,908,298) (e)
	Net Other Assets and Liabilities — (2.6)%	(11,197,570)
	Net Assets — 100.0%	$424,116,948

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,670,559 and the total value of the collateral held by the Fund is $11,035,474.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,763,562 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,357,342.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$424,037,984	$—	$—
Money Market Funds	4,633,156	—	—
Repurchase Agreements	—	6,643,378	—
Total Investments	$428,671,140	$6,643,378	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 10.4%
327,107	Brown-Forman Corp., Class B	$15,478,703
31,063	Constellation Brands, Inc., Class A	5,359,610
102,839	Dr Pepper Snapple Group, Inc.	9,425,194
300,630	Molson Coors Brewing Co., Class B	28,827,411
45,012	PepsiCo, Inc.	5,098,960
		64,189,878

	Food & Staples Retailing — 19.5%
366,532	CVS Health Corp.	30,216,898
170,740	Kroger (The) Co.	5,062,441
871,150	Sprouts Farmers Market, Inc. (a)	19,435,356
290,947	Sysco Corp.	15,382,368
181,890	Walgreens Boots Alliance, Inc.	15,740,761
968,132	Whole Foods Market, Inc.	35,210,961
		121,048,785

	Food Products — 43.9%
437,464	Archer-Daniels-Midland Co.	20,013,978
363,013	Bunge Ltd.	28,688,917
778,249	Flowers Foods, Inc.	15,261,463
541,423	Hain Celestial Group (The), Inc. (a)	20,027,237
92,176	Hershey (The) Co.	9,973,443
436,203	Hormel Foods Corp.	15,302,001
167,246	Ingredion, Inc.	20,708,400
153,660	J.M. Smucker (The) Co.	19,471,795
110,900	Kraft Heinz (The) Co.	10,024,251
56,522	Mead Johnson Nutrition Co.	5,014,632
1,278,506	Pilgrim’s Pride Corp.	33,190,016
87,011	Pinnacle Foods, Inc.	5,059,690
230,134	Post Holdings, Inc. (a)	19,374,981
237,905	TreeHouse Foods, Inc. (a)	20,840,478
466,254	Tyson Foods, Inc., Class A	29,961,482
		272,912,764

	Household Products — 13.8%
100,972	Church & Dwight Co., Inc.	5,001,143
74,691	Clorox (The) Co.	9,985,440
68,792	Colgate-Palmolive Co.	4,955,775
516,103	Energizer Holdings, Inc.	30,568,781
76,506	Kimberly-Clark Corp.	9,926,653
112,078	Procter & Gamble (The) Co.	9,787,772
108,664	Spectrum Brands Holdings, Inc.	15,618,277
		85,843,841

	Personal Products — 6.6%
206,535	Edgewell Personal Care Co. (a)	14,765,187
173,212	Herbalife Ltd. (a) (b)	10,957,391
271,980	Nu Skin Enterprises, Inc., Class A	15,021,456
		40,744,034

	Tobacco — 5.7%
70,503	Altria Group, Inc.	5,060,705
89,204	Philip Morris International, Inc.	9,887,371

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
319,595	Reynolds American, Inc.	$20,613,878
		35,561,954
	Total Common Stocks — 99.9%	620,301,256
	(Cost $619,965,103)

	Rights — 0.0%
	Food & Staples Retailing — 0.0%
5,790	Safeway Casa Ley, S.A., CVR (a) (c)	5,876
5,790	Safeway PDC, LLC, CVR (a) (c)	283
	Total Rights — 0.0%	6,159
	(Cost $6,008)

	Money Market Funds — 0.8%
4,050,419	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (d) (e)	4,050,419
1,042,632	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (d)	1,042,632
	Total Money Market Funds — 0.8%	5,093,051
	(Cost $5,093,051)

Principal Value	Description	Value
	Repurchase Agreements — 1.0%
$53,644	JPMorgan Chase & Co., 0.68% (d), dated 04/28/17, due 05/01/17, with a maturity value of $53,647. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $54,899. (e)	53,644

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$6,072,921	RBC Capital Markets LLC, 0.77% (d), dated 04/28/17, due 05/01/17, with a maturity value of $6,073,311. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $6,221,486. (e)	$6,072,921
	Total Repurchase Agreements — 1.0%	6,126,565
	(Cost $6,126,565)

	Total Investments — 101.7%	631,527,031
	(Cost $631,190,727) (f)
	Net Other Assets and Liabilities — (1.7)%	(10,272,601)
	Net Assets — 100.0%	$621,254,430

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,027,975 and the total value of the collateral held by the Fund is $10,176,984.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2017, securities noted as such are valued at $6,159 or 0.0% of net assets.
(d)	Interest rate shown reflects yield as of April 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,627,864 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,291,560.

CVR - Contingent Value Rights

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$620,301,256	$—	$—
Rights*	—	6,159	—
Money Market Funds	5,093,051	—	—
Repurchase Agreements	—	6,126,565	—
Total Investments	$625,394,307	$6,132,724	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Energy Equipment & Services — 23.6%
312,095	Diamond Offshore Drilling, Inc. (a) (b)	$4,500,410
239,022	Dril-Quip, Inc. (b)	12,321,584
1,456,631	Ensco PLC, Class A	11,492,819
224,243	Frank’s International N.V. (a)	2,040,611
106,839	Helmerich & Payne, Inc.	6,478,717
181,366	Nabors Industries Ltd.	1,875,325
59,138	National Oilwell Varco, Inc.	2,068,056
842,475	Noble Corp. PLC	4,043,880
385,134	Oceaneering International, Inc.	10,163,686
429,689	Patterson-UTI Energy, Inc.	9,300,618
836,802	Rowan Cos. PLC, Class A (b)	11,773,804
1,047,138	Transocean Ltd. (b)	11,549,932
		87,609,442

	Oil, Gas & Consumable Fuels — 74.1%
38,214	Anadarko Petroleum Corp.	2,178,962
228,647	Antero Resources Corp. (b)	4,845,030
138,385	Apache Corp.	6,731,046
1,197,145	Chesapeake Energy Corp. (a) (b)	6,296,983
97,125	Chevron Corp.	10,363,237
209,109	ConocoPhillips	10,018,412
310,765	CONSOL Energy, Inc. (b)	4,717,413
156,583	Continental Resources, Inc. (b)	6,640,685
125,021	Devon Energy Corp.	4,937,079
100,570	Diamondback Energy, Inc. (b)	10,040,909
130,636	Energen Corp. (b)	6,791,766
24,291	EOG Resources, Inc.	2,246,917
85,326	EQT Corp.	4,960,854
127,169	Exxon Mobil Corp.	10,383,349
137,908	Gulfport Energy Corp. (b)	2,189,979
49,160	Hess Corp.	2,400,483
184,027	HollyFrontier Corp.	5,178,520
479,748	Kinder Morgan, Inc.	9,897,201
450,050	Marathon Oil Corp.	6,692,244
257,949	Marathon Petroleum Corp.	13,139,922
456,019	Murphy Oil Corp.	11,938,577
303,740	Noble Energy, Inc.	9,819,914
112,201	Occidental Petroleum Corp.	6,904,850
188,137	ONEOK, Inc.	9,897,888
218,756	Parsley Energy, Inc., Class A (b)	6,516,741
588,059	PBF Energy, Inc., Class A	13,125,477
131,666	Phillips 66	10,475,347
186,496	QEP Resources, Inc. (b)	2,202,518
179,196	Range Resources Corp.	4,746,902
100,021	Rice Energy, Inc. (b)	2,129,447
296,038	SM Energy Co.	6,687,498
118,731	Targa Resources Corp.	6,545,640
160,840	Tesoro Corp.	12,820,556
196,632	Valero Energy Corp.	12,704,394
551,255	Whiting Petroleum Corp. (b)	4,575,417
240,311	Williams (The) Cos., Inc.	7,360,726

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
359,662	World Fuel Services Corp.	$13,246,351
176,999	WPX Energy, Inc. (b)	2,111,598
		274,460,832

	Semiconductors & Semiconductor Equipment — 2.3%
192,438	First Solar, Inc. (a) (b)	5,686,543
388,593	SunPower Corp. (a) (b)	2,696,835
		8,383,378
	Total Common Stocks — 100.0%	370,453,652
	(Cost $427,478,865)

	Money Market Funds — 0.8%
2,744,098	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	2,744,098
327,691	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (c)	327,691
	Total Money Market Funds — 0.8%	3,071,789
	(Cost $3,071,789)

Principal Value	Description	Value

	Repurchase Agreements — 1.1%
$36,343	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $36,345. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $37,193. (d)	36,343
4,114,313	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $4,114,577. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $4,214,964. (d)	4,114,313
	Total Repurchase Agreements — 1.1%	4,150,656
	(Cost $4,150,656)

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Description	Value
Total Investments — 101.9%	$377,676,097
(Cost $434,701,310) (e)
Net Other Assets and Liabilities — (1.9)%	(7,048,942)
Net Assets — 100.0%	$370,627,155

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,636,421 and the total value of the collateral held by the Fund is $6,894,754.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,826,928 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $59,852,141.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$370,453,652	$—	$—
Money Market Funds	3,071,789	—	—
Repurchase Agreements	—	4,150,656	—
Total Investments	$373,525,441	$4,150,656	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 16.0%
234,415	Associated Banc-Corp.	$5,836,933
323,281	Bank of America Corp.	7,545,378
102,200	BankUnited, Inc.	3,606,638
127,958	BB&T Corp.	5,525,226
23,679	BOK Financial Corp.	1,995,903
159,356	Citigroup, Inc.	9,421,127
220,734	Citizens Financial Group, Inc.	8,103,145
27,031	Comerica, Inc.	1,911,092
33,002	Commerce Bancshares, Inc.	1,813,460
20,832	Cullen/Frost Bankers, Inc.	1,966,332
73,882	East West Bancorp, Inc.	4,009,576
300,246	Fifth Third Bancorp	7,335,010
100,196	First Horizon National Corp.	1,838,597
60,972	First Republic Bank	5,637,471
427,161	Huntington Bancshares, Inc.	5,493,290
86,817	JPMorgan Chase & Co.	7,553,079
24,644	M&T Bank Corp.	3,829,924
71,592	PacWest Bancorp	3,535,929
209,511	People’s United Financial, Inc.	3,660,157
63,429	PNC Financial Services Group (The), Inc.	7,595,623
140,427	Popular, Inc.	5,885,296
393,645	Regions Financial Corp.	5,412,619
25,700	Signature Bank (a)	3,558,165
103,427	SunTrust Banks, Inc.	5,875,688
51,224	SVB Financial Group (a)	9,012,350
45,190	Synovus Financial Corp.	1,888,942
448,074	TCF Financial Corp.	7,397,702
74,042	U.S. Bancorp	3,796,874
137,014	Wells Fargo & Co.	7,376,834
155,354	Western Alliance Bancorp (a)	7,441,457
136,181	Zions Bancorporation	5,451,325
		161,311,142

	Capital Markets — 15.5%
34,890	Affiliated Managers Group, Inc.	5,777,435
73,513	Ameriprise Financial, Inc.	9,398,637
161,468	Bank of New York Mellon (The) Corp.	7,598,684
4,830	BlackRock, Inc.	1,857,473
47,034	CBOE Holdings, Inc.	3,876,072
186,870	Charles Schwab (The) Corp.	7,259,899
15,599	CME Group, Inc.	1,812,448
109,287	E*TRADE Financial Corp. (a)	3,775,866
84,811	Eaton Vance Corp.	3,640,936
226,217	Franklin Resources, Inc.	9,752,215
33,196	Goldman Sachs Group (The), Inc.	7,429,265
95,533	Intercontinental Exchange, Inc.	5,751,087
248,982	Invesco Ltd.	8,201,467
124,364	Lazard Ltd., Class A	5,340,190
105,594	Legg Mason, Inc.	3,947,104
239,338	LPL Financial Holdings, Inc.	10,061,769
50,845	MarketAxess Holdings, Inc.	9,788,679

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
16,543	Moody’s Corp.	$1,957,368
178,013	Morgan Stanley	7,720,424
78,469	MSCI, Inc.	7,872,010
21,405	Northern Trust Corp.	1,926,450
24,303	Raymond James Financial, Inc.	1,811,060
43,751	S&P Global, Inc.	5,870,947
36,746	SEI Investments Co.	1,863,390
71,847	State Street Corp.	6,027,963
139,879	T. Rowe Price Group, Inc.	9,916,022
132,309	Thomson Reuters Corp.	6,010,798
		156,245,658

	Consumer Finance — 6.1%
468,900	Ally Financial, Inc.	9,284,220
72,298	American Express Co.	5,729,617
88,005	Capital One Financial Corp.	7,073,842
83,636	Discover Financial Services	5,234,777
645,851	Navient Corp.	9,816,935
383,614	OneMain Holdings, Inc. (a)	8,945,878
715,675	Santander Consumer USA Holdings, Inc. (a)	9,117,700
222,336	Synchrony Financial	6,180,941
		61,383,910

	Diversified Financial Services — 1.1%
57,191	Berkshire Hathaway, Inc., Class B (a)	9,448,525
71,295	Leucadia National Corp.	1,810,180
		11,258,705

	Equity Real Estate Investment Trusts — 16.7%
47,059	American Tower Corp.	5,926,610
85,974	Apartment Investment & Management Co., Class A	3,760,503
199,642	Apple Hospitality REIT, Inc.	3,739,295
10,096	AvalonBay Communities, Inc.	1,916,625
86,376	Brixmor Property Group, Inc.	1,705,926
71,087	Camden Property Trust	5,852,593
141,907	Care Capital Properties, Inc.	3,813,041
83,307	Columbia Property Trust, Inc.	1,874,407
303,399	CoreCivic, Inc.	10,452,095
111,129	CyrusOne, Inc.	6,072,089
35,844	Digital Realty Trust, Inc.	4,116,325
70,562	Duke Realty Corp.	1,956,684
51,791	EPR Properties	3,765,724
14,284	Equinix, Inc.	5,966,427
244,273	Equity Commonwealth (a)	7,814,293
153,214	Equity Residential	9,894,560
55,462	Gaming and Leisure Properties, Inc.	1,930,078
246,753	GGP, Inc.	5,332,332
58,789	Hospitality Properties Trust	1,871,254

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
306,519	Host Hotels & Resorts, Inc.	$5,502,016
51,963	Iron Mountain, Inc.	1,806,234
52,901	Kilroy Realty Corp.	3,731,107
83,909	Kimco Realty Corp.	1,702,514
76,524	Lamar Advertising Co., Class A	5,515,085
197,826	Liberty Property Trust	8,025,801
88,814	Macerich (The) Co.	5,544,658
42,491	National Retail Properties, Inc.	1,793,970
173,377	Omega Healthcare Investors, Inc.	5,721,441
143,621	Outfront Media, Inc.	3,757,125
86,694	Piedmont Office Realty Trust, Inc., Class A	1,894,264
73,501	Prologis, Inc.	3,999,189
336,372	Rayonier, Inc.	9,492,418
264,430	Retail Properties of America, Inc., Class A	3,527,496
15,401	SBA Communications Corp. (a)	1,948,072
91,538	Senior Housing Properties Trust	1,969,898
77,622	STORE Capital Corp.	1,862,152
116,361	Tanger Factory Outlet Centers, Inc.	3,629,300
18,483	Vornado Realty Trust	1,778,804
114,195	Weingarten Realty Investors	3,742,170
26,174	Welltower, Inc.	1,869,871
29,792	WP Carey, Inc.	1,864,979
		168,439,425

	Insurance — 25.3%
105,307	Aflac, Inc.	7,885,388
9,304	Alleghany Corp. (a)	5,681,953
71,811	Allied World Assurance Co. Holdings AG	3,812,446
70,187	Allstate (The) Corp.	5,705,501
79,924	American Financial Group, Inc.	7,777,404
61,080	American International Group, Inc.	3,720,383
516,404	AmTrust Financial Services, Inc.	8,288,284
15,614	Aon PLC	1,871,182
40,237	Arch Capital Group Ltd. (a)	3,901,782
134,882	Arthur J. Gallagher & Co.	7,527,764
146,518	Aspen Insurance Holdings Ltd.	7,670,217
99,646	Assurant, Inc.	9,589,931
256,882	Assured Guaranty Ltd.	9,794,911
142,218	Axis Capital Holdings Ltd.	9,372,166
91,398	Brown & Brown, Inc.	3,920,974
41,978	Chubb Ltd.	5,761,481
52,760	Cincinnati Financial Corp.	3,803,468
40,773	Everest Re Group, Ltd.	10,262,972
242,686	First American Financial Corp.	10,534,999
244,804	FNF Group	10,024,724
20,585	Hanover Insurance Group (The), Inc.	1,817,038
118,987	Hartford Financial Services Group (The), Inc.	5,754,211
116,517	Lincoln National Corp.	7,681,966
39,629	Loews Corp.	1,847,504

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
1,896	Markel Corp. (a)	$1,838,362
51,607	Marsh & McLennan Cos., Inc.	3,825,627
465,468	Old Republic International Corp.	9,625,878
90,630	Principal Financial Group, Inc.	5,902,732
243,304	Progressive (The) Corp.	9,664,035
71,484	Prudential Financial, Inc.	7,650,933
60,057	Reinsurance Group of America, Inc.	7,509,527
65,901	RenaissanceRe Holdings Ltd.	9,369,145
49,497	Torchmark Corp.	3,796,915
79,084	Travelers (The) Cos., Inc.	9,621,359
162,643	Unum Group	7,535,250
169,052	Validus Holdings Ltd.	9,345,195
107,974	W. R. Berkley Corp.	7,340,073
191,325	XL Group Ltd.	8,006,951
		255,040,631

	Internet Software & Services — 0.2%
55,051	Zillow Group, Inc., Class C (a)	2,146,989

	IT Services — 8.2%
30,629	Alliance Data Systems Corp.	7,645,917
56,119	Broadridge Financial Solutions, Inc.	3,924,963
187,287	CoreLogic, Inc. (a)	8,004,646
66,883	Euronet Worldwide, Inc. (a)	5,525,874
71,838	Fidelity National Information Services, Inc.	6,048,041
492,012	First Data Corp., Class A (a)	7,685,227
33,065	Fiserv, Inc. (a)	3,939,364
19,913	Jack Henry & Associates, Inc.	1,929,968
33,902	Mastercard, Inc., Class A	3,943,481
88,638	PayPal Holdings, Inc. (a)	4,229,805
551,665	Square, Inc., Class A (a)	10,062,370
142,651	Total System Services, Inc.	8,175,329
89,203	Vantiv, Inc., Class A (a)	5,534,154
42,908	Visa, Inc., Class A	3,914,068
17,907	WEX, Inc. (a)	1,816,844
		82,380,051

	Mortgage Real Estate Investment Trusts — 5.1%
383,419	AGNC Investment Corp.	8,078,638
858,037	Annaly Capital Management, Inc.	10,133,417
472,384	Chimera Investment Corp.	9,617,738
1,179,801	MFA Financial, Inc.	9,804,146
168,871	Starwood Property Trust, Inc.	3,831,683
994,034	Two Harbors Investment Corp.	9,930,400
		51,396,022

	Professional Services — 1.6%
41,826	Equifax, Inc.	5,659,476
248,572	TransUnion (a)	9,950,337
		15,609,813

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 3.4%
274,009	CBRE Group, Inc., Class A (a)	$9,812,263
48,784	Howard Hughes (The) Corp. (a)	6,005,798
85,534	Jones Lang LaSalle, Inc.	9,824,435
256,000	Realogy Holdings Corp.	7,820,800
		33,463,296

	Thrifts & Mortgage Finance — 0.7%
545,900	New York Community Bancorp, Inc.	7,255,011
	Total Common Stocks — 99.9%	1,005,930,653
	(Cost $923,731,023)

	Money Market Funds — 0.1%
1,408,034	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.61% (b)	1,408,034
	(Cost $1,408,034)

	Total Investments — 100.0%	1,007,338,687
	(Cost $925,139,057) (c)
	Net Other Assets and Liabilities — 0.0%	15,334
	Net Assets — 100.0%	$1,007,354,021

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2017.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $101,303,376 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,103,746.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,005,930,653	$—	$—
Money Market Funds	1,408,034	—	—
Total Investments	$1,007,338,687	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 15.5%
65,671	AbbVie, Inc.	$4,330,346
373,389	ACADIA Pharmaceuticals, Inc. (a)	12,818,444
293,084	Agios Pharmaceuticals, Inc. (a)	14,569,206
292,585	Alkermes PLC (a)	17,043,076
26,080	Amgen, Inc.	4,259,386
103,167	Celgene Corp. (a)	12,797,866
160,059	Incyte Corp. (a)	19,892,132
11,043	Regeneron Pharmaceuticals, Inc. (a)	4,290,095
272,290	Seattle Genetics, Inc. (a)	18,597,407
158,039	United Therapeutics Corp. (a)	19,865,502
195,659	Vertex Pharmaceuticals, Inc. (a)	23,146,460
		151,609,920

	Health Care Equipment & Supplies — 28.6%
96,353	Abbott Laboratories	4,204,845
68,354	ABIOMED, Inc. (a)	8,907,893
107,703	Alere, Inc. (a)	5,295,756
186,515	Align Technology, Inc. (a)	25,108,649
412,557	Baxter International, Inc.	22,971,174
46,654	Becton, Dickinson and Co.	8,722,898
516,170	Boston Scientific Corp. (a)	13,616,565
34,434	C. R. Bard, Inc.	10,587,766
85,627	Cooper (The) Cos., Inc.	17,153,657
100,059	Danaher Corp.	8,337,916
137,061	DENTSPLY SIRONA, Inc.	8,667,738
151,507	DexCom, Inc. (a)	11,811,486
303,047	Hill-Rom Holdings, Inc.	22,922,475
100,565	Hologic, Inc. (a)	4,540,510
138,382	IDEXX Laboratories, Inc. (a)	23,210,813
16,748	Intuitive Surgical, Inc. (a)	13,999,151
106,232	Medtronic PLC	8,826,817
237,823	ResMed, Inc.	16,169,586
97,509	Stryker Corp.	13,297,302
66,264	Teleflex, Inc.	13,709,359
52,433	West Pharmaceutical Services, Inc.	4,825,409
105,127	Zimmer Biomet Holdings, Inc.	12,578,446
		279,466,211

	Health Care Providers & Services — 37.9%
294,430	Acadia Healthcare Co., Inc. (a) (b)	12,831,259
100,643	Aetna, Inc.	13,593,850
193,402	AmerisourceBergen Corp.	15,868,634
129,370	Anthem, Inc.	23,013,629
318,619	Brookdale Senior Living, Inc. (a)	4,138,861
209,886	Cardinal Health, Inc.	15,235,625
300,240	Centene Corp. (a)	22,337,856
87,632	Cigna Corp.	13,703,016
251,820	DaVita, Inc. (a)	17,378,098
324,612	Express Scripts Holding Co. (a)	19,911,700
240,423	HCA Healthcare, Inc. (a)	20,246,021
75,527	Henry Schein, Inc. (a)	13,126,593
62,274	Humana, Inc.	13,823,583

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
119,301	Laboratory Corp. of America Holdings (a)	$16,720,035
326,644	LifePoint Health, Inc. (a)	20,300,925
28,860	McKesson Corp.	3,991,049
246,702	MEDNAX, Inc. (a)	14,890,933
189,213	Patterson Cos., Inc.	8,418,086
134,434	Premier, Inc., Class A (a)	4,543,869
130,737	Quest Diagnostics, Inc.	13,794,061
241,619	Tenet Healthcare Corp. (a) (b)	3,786,170
130,449	UnitedHealth Group, Inc.	22,812,921
137,533	Universal Health Services, Inc., Class B	16,608,485
233,827	VCA, Inc. (a)	21,411,538
122,075	WellCare Health Plans, Inc. (a)	18,727,526
		371,214,323

	Health Care Technology — 4.1%
674,928	Allscripts Healthcare Solutions, Inc. (a)	8,078,888
145,422	Cerner Corp. (a)	9,416,074
417,222	Veeva Systems, Inc., Class A (a)	22,371,444
		39,866,406

	Life Sciences Tools & Services — 7.2%
323,739	Agilent Technologies, Inc.	17,821,832
190,285	Charles River Laboratories International, Inc. (a)	17,068,565
25,077	Illumina, Inc. (a)	4,635,734
73,701	PerkinElmer, Inc.	4,378,576
106,272	Quintiles IMS Holdings, Inc. (a)	8,956,604
55,716	Thermo Fisher Scientific, Inc.	9,211,526
303,479	VWR Corp. (a)	8,576,317
		70,649,154

	Pharmaceuticals — 6.7%
177,702	Akorn, Inc. (a)	5,944,132
35,820	Allergan PLC	8,735,065
101,750	Eli Lilly and Co.	8,349,605
68,713	Johnson & Johnson	8,483,994
384,029	Mallinckrodt PLC (a)	18,018,641
329,241	Mylan N.V. (a)	12,297,151
125,081	Pfizer, Inc.	4,242,748
		66,071,336
	Total Common Stocks — 100.0%	978,877,350
	(Cost $883,398,843)

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.2%
1,750,978	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	$1,750,978
510,603	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (c)	510,603
	Total Money Market Funds — 0.2%	2,261,581
	(Cost $2,261,581)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$23,190	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $23,192. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $23,733. (d)	23,190
2,625,298	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $2,625,466. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $2,689,521. (d)	2,625,298
	Total Repurchase Agreements — 0.3%	2,648,488
	(Cost $2,648,488)

	Total Investments — 100.5%	983,787,419
	(Cost $888,308,912) (e)
	Net Other Assets and Liabilities — (0.5)%	(4,996,238)
	Net Assets — 100.0%	$978,791,181

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,342,635 and the total value of the collateral held by the Fund is $4,399,466.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $122,700,187 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,221,680.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$978,877,350	$—	$—
Money Market Funds	2,261,581	—	—
Repurchase Agreements	—	2,648,488	—
Total Investments	$981,138,931	$2,648,488	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 18.3%
150,078	Boeing (The) Co.	$27,738,917
557,621	BWX Technologies, Inc.	27,418,225
107,464	General Dynamics Corp.	20,825,449
380,486	HEICO Corp.	27,041,140
132,554	Huntington Ingalls Industries, Inc.	26,628,773
60,854	L3 Technologies, Inc.	10,452,892
75,172	Lockheed Martin Corp.	20,255,095
42,289	Northrop Grumman Corp.	10,401,402
98,935	Raytheon Co.	15,355,701
149,299	Rockwell Collins, Inc.	15,540,533
347,322	Spirit AeroSystems Holdings, Inc., Class A	19,852,925
557,739	Textron, Inc.	26,024,102
134,457	United Technologies Corp.	15,999,038
		263,534,192

	Air Freight & Logistics — 2.0%
65,071	C.H. Robinson Worldwide, Inc.	4,730,662
89,029	Expeditors International of Washington, Inc.	4,993,636
103,084	FedEx Corp.	19,555,035
		29,279,333

	Airlines — 11.8%
287,818	Alaska Air Group, Inc.	24,490,434
356,676	American Airlines Group, Inc.	15,201,531
577,518	Delta Air Lines, Inc.	26,242,418
1,287,857	JetBlue Airways Corp. (a)	28,113,919
374,192	Southwest Airlines Co.	21,037,074
500,145	Spirit Airlines, Inc. (a)	28,643,304
375,744	United Continental Holdings, Inc. (a)	26,380,986
		170,109,666

	Building Products — 1.8%
196,605	A.O. Smith Corp.	10,593,077
199,306	Allegion PLC	15,673,424
		26,266,501

	Commercial Services & Supplies — 6.0%
158,971	Cintas Corp.	19,469,178
649,655	Copart, Inc. (a)	20,074,339
160,140	Republic Services, Inc.	10,087,219
541,788	Rollins, Inc.	21,037,628
60,673	Stericycle, Inc. (a)	5,177,834
137,937	Waste Management, Inc.	10,039,055
		85,885,253

	Construction & Engineering — 4.2%
423,922	AECOM (a)	14,502,372
191,152	Fluor Corp.	9,809,921
181,953	Jacobs Engineering Group, Inc.	9,992,859

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
715,244	Quanta Services, Inc. (a)	$25,348,247
		59,653,399

	Containers & Packaging — 0.7%
124,796	Avery Dennison Corp.	10,384,275

	Electrical Equipment — 5.6%
92,994	AMETEK, Inc.	5,319,257
357,963	Eaton Corp. PLC	27,076,321
41,896	Hubbell, Inc.	4,739,695
350,861	Regal Beloit Corp.	27,665,390
96,894	Rockwell Automation, Inc.	15,246,271
		80,046,934

	Electronic Equipment, Instruments & Components — 4.0%
138,620	FLIR Systems, Inc.	5,091,513
556,628	Keysight Technologies, Inc. (a)	20,834,586
314,221	Trimble, Inc. (a)	11,132,850
220,454	Zebra Technologies Corp., Class A (a)	20,782,198
		57,841,147

	Industrial Conglomerates — 1.4%
94,523	Carlisle Cos., Inc.	9,583,687
40,273	Honeywell International, Inc.	5,281,401
24,358	Roper Technologies, Inc.	5,327,095
		20,192,183

	IT Services — 1.1%
49,119	Automatic Data Processing, Inc.	5,132,444
284,215	Booz Allen Hamilton Holding Corp.	10,211,845
		15,344,289

	Life Sciences Tools & Services — 1.5%
31,503	Mettler-Toledo International, Inc. (a)	16,174,270
32,173	Waters Corp. (a)	5,465,871
		21,640,141

	Machinery — 21.4%
250,706	AGCO Corp.	16,042,677
139,466	Allison Transmission Holdings, Inc.	5,394,545
128,100	Colfax Corp. (a)	5,184,207
133,048	Cummins, Inc.	20,082,265
184,791	Deere & Co.	20,624,523
331,450	Donaldson Co., Inc.	15,339,506
125,181	Dover Corp.	9,874,277
106,843	Graco, Inc.	11,523,018
53,780	IDEX Corp.	5,633,993

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
75,933	Illinois Tool Works, Inc.	$10,485,588
367,809	ITT, Inc.	15,495,793
231,599	Lincoln Electric Holdings, Inc.	20,619,259
110,573	Middleby (The) Corp. (a)	15,052,302
216,078	Nordson Corp.	27,052,966
146,643	Oshkosh Corp.	10,175,558
74,839	PACCAR, Inc.	4,994,006
31,368	Parker-Hannifin Corp.	5,043,974
89,447	Snap-on, Inc.	14,985,056
113,551	Stanley Black & Decker, Inc.	15,459,969
322,073	Toro (The) Co.	20,908,979
999,730	Trinity Industries, Inc.	26,892,737
512,397	Welbilt, Inc. (a)	10,504,138
		307,369,336

	Marine — 1.4%
285,137	Kirby Corp. (a)	20,130,672

	Professional Services — 1.7%
147,096	ManpowerGroup, Inc.	14,853,754
205,987	Robert Half International, Inc.	9,485,702
		24,339,456

	Road & Rail — 8.9%
216,077	CSX Corp.	10,985,355
222,332	Genesee & Wyoming, Inc., Class A (a)	15,065,216
54,819	J.B. Hunt Transport Services, Inc.	4,915,072
234,566	Kansas City Southern	21,127,360
176,153	Landstar System, Inc.	15,052,274
134,748	Norfolk Southern Corp.	15,831,542
176,320	Old Dominion Freight Line, Inc.	15,607,846
266,658	Ryder System, Inc.	18,108,745
94,964	Union Pacific Corp.	10,632,169
		127,325,579

	Technology Hardware, Storage & Peripherals — 1.8%
3,616,180	Xerox Corp.	26,000,334

	Trading Companies & Distributors — 6.0%
684,977	Air Lease Corp.	26,125,023
366,868	HD Supply Holdings, Inc. (a)	14,784,780
195,763	MSC Industrial Direct Co., Inc., Class A	17,526,661
212,256	United Rentals, Inc. (a)	23,275,993
72,311	WESCO International, Inc. (a)	4,407,356
		86,119,813

Shares	Description	Value

	Common Stocks (Continued)
	Transportation Infrastructure — 0.4%
62,413	Macquarie Infrastructure Corp.	$5,078,546
	Total Common Stocks — 100.0%	1,436,541,049
	(Cost $1,361,898,676)

	Money Market Funds — 0.1%
975,204	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (b)	975,204
	(Cost $975,204)

	Total Investments — 100.1%	1,437,516,253
	(Cost $1,362,873,880) (c)
	Net Other Assets and Liabilities — (0.1)%	(588,699)
	Net Assets — 100.0%	$1,436,927,554

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2017.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $89,821,119 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,178,746.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,436,541,049	$—	$—
Money Market Funds	975,204	—	—
Total Investments	$1,437,516,253	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.9%
112,196	Hexcel Corp.	$5,806,143

	Building Products — 5.8%
24,384	Lennox International, Inc.	4,032,870
54,565	Masco Corp.	2,019,996
166,217	Owens Corning	10,114,304
58,325	USG Corp. (a)	1,767,248
		17,934,418

	Chemicals — 35.2%
45,243	Air Products and Chemicals, Inc.	6,356,641
17,561	Albemarle Corp.	1,912,569
126,718	Axalta Coating Systems Ltd. (a)	3,975,144
136,215	Cabot Corp.	8,198,781
90,822	Celanese Corp., Series A	7,905,147
96,321	Dow Chemical (The) Co.	6,048,959
50,790	E.I. du Pont de Nemours and Co.	4,050,502
126,249	Eastman Chemical Co.	10,068,358
146,585	FMC Corp.	10,734,420
166,275	Huntsman Corp.	4,118,632
111,861	LyondellBasell Industries N.V., Class A	9,481,338
16,386	Monsanto Co.	1,910,771
349,582	Mosaic (The) Co.	9,414,243
4,095	NewMarket Corp.	1,927,516
313,389	Platform Specialty Products Corp. (a)	4,440,722
34,405	Praxair, Inc.	4,299,937
33,704	RPM International, Inc.	1,771,482
19,855	Scotts Miracle-Gro (The) Co.	1,917,993
13,157	Sherwin-Williams (The) Co.	4,403,385
92,666	Westlake Chemical Corp.	5,768,459
		108,704,999

	Construction & Engineering — 2.0%
39,360	Valmont Industries, Inc.	5,996,496

	Construction Materials — 2.6%
42,009	Eagle Materials, Inc.	4,031,604
18,697	Martin Marietta Materials, Inc.	4,116,892
		8,148,496

	Containers & Packaging — 22.4%
53,001	AptarGroup, Inc.	4,255,980
125,267	Bemis Co., Inc.	5,628,246
168,018	Berry Global Group, Inc. (a)	8,400,900
475,556	Graphic Packaging Holding Co.	6,458,051
36,526	International Paper Co.	1,971,308
500,526	Owens-Illinois, Inc. (a)	10,921,477
89,070	Packaging Corp. of America	8,798,335
103,111	Silgan Holdings, Inc.	6,250,589
154,204	Sonoco Products Co.	8,066,411

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
156,845	WestRock Co.	$8,400,618
		69,151,915

	Machinery — 5.0%
100,355	Ingersoll-Rand PLC	8,906,506
135,409	Timken (The) Co.	6,533,484
		15,439,990

	Metals & Mining — 21.0%
150,342	Compass Minerals International, Inc.	9,922,572
458,118	Freeport-McMoRan, Inc. (a)	5,841,005
56,272	Newmont Mining Corp.	1,902,556
136,647	Nucor Corp.	8,380,561
127,479	Reliance Steel & Aluminum Co.	10,047,895
26,478	Royal Gold, Inc.	1,871,465
227,374	Southern Copper Corp.	8,042,218
234,773	Steel Dynamics, Inc.	8,484,696
1,270,331	Tahoe Resources, Inc.	10,238,868
		64,731,836

	Paper & Forest Products — 3.6%
279,324	Domtar Corp.	11,075,197

	Trading Companies & Distributors — 0.5%
36,018	Fastenal Co.	1,609,284
	Total Common Stocks — 100.0%	308,598,774
	(Cost $293,934,203)

	Money Market Funds — 0.0%
150,544	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (b)	150,544
	(Cost $150,544)

	Total Investments — 100.0%	308,749,318
	(Cost $294,084,747) (c)
	Net Other Assets and Liabilities — (0.0)%	(120,101)
	Net Assets — 100.0%	$308,629,217

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2017.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,695,402 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,030,831.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$308,598,774	$—	$—
Money Market Funds	150,544	—	—
Total Investments	$308,749,318	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 11.5%
109,162	Arista Networks, Inc. (a)	$15,243,382
218,357	ARRIS International PLC (a)	5,675,099
256,319	Cisco Systems, Inc.	8,732,788
346,171	CommScope Holding Co., Inc. (a)	14,553,029
202,829	EchoStar Corp., Class A (a)	11,674,837
18,986	F5 Networks, Inc. (a)	2,451,662
24,325	Harris Corp.	2,721,724
415,055	Juniper Networks, Inc.	12,480,704
31,396	Motorola Solutions, Inc.	2,699,114
		76,232,339

	Electronic Equipment, Instruments & Components — 14.9%
81,156	Amphenol Corp., Class A	5,868,390
196,685	Arrow Electronics, Inc. (a)	13,866,293
189,329	Avnet, Inc.	7,325,139
250,201	CDW Corp.	14,784,377
172,000	Cognex Corp.	14,678,480
534,783	Corning, Inc.	15,428,490
110,195	Dolby Laboratories, Inc., Class A	5,810,582
95,707	IPG Photonics Corp. (a)	12,089,708
299,563	Jabil Circuit, Inc.	8,693,318
		98,544,777

	Internet & Direct Marketing Retail — 0.4%
688,875	Groupon, Inc. (a)	2,700,390

	Internet Software & Services — 6.5%
96,744	Akamai Technologies, Inc. (a)	5,895,580
3,189	Alphabet, Inc., Class A (a)	2,948,294
60,993	Facebook, Inc., Class A (a)	9,164,198
228,583	GoDaddy, Inc., Class A (a)	8,896,450
156,686	IAC/InterActiveCorp (a)	13,006,505
165,793	Match Group, Inc. (a) (b)	3,088,724
		42,999,751

	IT Services — 7.0%
142,045	Amdocs Ltd.	8,698,836
45,490	Cognizant Technology Solutions Corp., Class A (a)	2,739,863
197,188	CSRA, Inc.	5,734,227
22,097	DST Systems, Inc.	2,720,362
80,228	Gartner, Inc. (a)	9,153,212
33,167	International Business Machines Corp.	5,316,338
169,401	Leidos Holdings, Inc.	8,920,657
87,002	Teradata Corp. (a)	2,538,718
		45,822,213

	Semiconductors & Semiconductor Equipment — 25.7%
105,717	Analog Devices, Inc.	8,055,635

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
371,182	Applied Materials, Inc.	$15,073,701
65,948	Broadcom Ltd.	14,561,978
400,306	Intel Corp.	14,471,062
121,504	KLA-Tencor Corp.	11,934,123
112,491	Lam Research Corp.	16,294,321
60,214	Maxim Integrated Products, Inc.	2,658,448
195,702	Microchip Technology, Inc.	14,791,157
299,775	Micron Technology, Inc. (a)	8,294,774
106,043	NVIDIA Corp.	11,060,285
932,148	ON Semiconductor Corp. (a)	13,217,859
210,601	Qorvo, Inc. (a)	14,327,186
201,456	QUALCOMM, Inc.	10,826,246
58,945	Skyworks Solutions, Inc.	5,879,174
71,690	Texas Instruments, Inc.	5,676,414
46,769	Xilinx, Inc.	2,951,592
		170,073,955

	Software — 27.5%
231,671	Activision Blizzard, Inc.	12,104,810
88,763	Adobe Systems, Inc. (a)	11,871,164
25,337	ANSYS, Inc. (a)	2,791,124
192,843	Atlassian Corp. PLC, Class A (a)	6,649,227
31,310	Autodesk, Inc. (a)	2,820,092
364,156	CA, Inc.	11,955,242
367,867	Cadence Design Systems, Inc. (a)	11,981,428
88,835	CDK Global, Inc.	5,775,163
64,517	Electronic Arts, Inc. (a)	6,117,502
225,896	Fortinet, Inc. (a)	8,809,944
156,396	Nuance Communications, Inc. (a)	2,797,924
129,476	Oracle Corp.	5,821,241
109,901	PTC, Inc. (a)	5,940,149
66,765	Red Hat, Inc. (a)	5,880,661
105,028	salesforce.com, Inc. (a)	9,045,011
132,061	ServiceNow, Inc. (a)	12,477,123
139,088	Splunk, Inc. (a)	8,944,749
244,725	SS&C Technologies Holdings, Inc.	8,991,197
376,503	Symantec Corp.	11,908,790
160,138	Synopsys, Inc. (a)	11,802,171
54,635	Tableau Software, Inc., Class A (a)	2,932,807
125,362	VMware, Inc., Class A (a) (b)	11,799,071
32,511	Workday, Inc., Class A (a)	2,841,461
		182,058,051

	Technology Hardware, Storage & Peripherals — 6.5%
60,298	Apple, Inc.	8,661,808
812,467	Hewlett Packard Enterprise Co.	15,136,260
323,024	HP, Inc.	6,079,312

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
316,085	NCR Corp. (a)	$13,038,506
		42,915,886
	Total Common Stocks — 100.0%	661,347,362
	(Cost $565,857,402)

	Money Market Funds — 0.8%
4,451,991	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	4,451,991
684,145	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (c)	684,145
	Total Money Market Funds — 0.8%	5,136,136
	(Cost $5,136,136)

Principal Value	Description	Value

	Repurchase Agreements — 1.0%
$58,963	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $58,966. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $60,342. (d)	58,963
6,675,012	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $6,675,440. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $6,838,306. (d)	6,675,012
	Total Repurchase Agreements — 1.0%	6,733,975
	(Cost $6,733,975)

	Total Investments — 101.8%	673,217,473
	(Cost $577,727,513) (e)
	Net Other Assets and Liabilities — (1.8)%	(11,586,928)
	Net Assets — 100.0%	$661,630,545

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,912,472 and the total value of the collateral held by the Fund is $11,185,966.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $99,157,058 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,667,098.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$661,347,362	$—	$—
Money Market Funds	5,136,136	—	—
Repurchase Agreements	—	6,733,975	—
Total Investments	$666,483,498	$6,733,975	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Diversified Telecommunication Services — 14.9%
1,279,585	AT&T, Inc.	$50,709,954
2,819,609	CenturyLink, Inc. (a)	72,379,363
31,055,271	Frontier Communications Corp. (a)	58,383,909
464,582	Level 3 Communications, Inc. (b)	28,228,002
		209,701,228

	Electric Utilities — 45.0%
293,613	Alliant Energy Corp.	11,544,863
1,554,943	Avangrid, Inc.	67,640,020
425,440	Duke Energy Corp.	35,098,800
438,272	Edison International	35,048,612
593,584	Eversource Energy	35,258,890
1,477,676	Exelon Corp.	51,171,920
2,274,408	Great Plains Energy, Inc.	67,299,733
1,596,120	Hawaiian Electric Industries, Inc.	53,501,942
207,081	NextEra Energy, Inc.	27,657,738
997,443	OGE Energy Corp.	34,691,067
525,777	PG&E Corp.	35,253,348
418,451	Pinnacle West Capital Corp.	35,605,996
1,421,945	PPL Corp.	54,190,324
534,017	Southern (The) Co.	26,594,047
489,833	Westar Energy, Inc.	25,486,011
784,938	Xcel Energy, Inc.	35,361,457
		631,404,768

	Gas Utilities — 2.8%
147,239	Atmos Energy Corp.	11,929,304
538,125	UGI Corp.	26,992,350
		38,921,654

	Independent Power and Renewable Electricity Producers — 3.5%
4,811,462	Calpine Corp. (b)	49,076,912

	Multi-Utilities — 23.0%
973,925	Ameren Corp.	53,263,958
259,946	CMS Energy Corp.	11,801,548
684,603	Consolidated Edison, Inc.	54,275,326
341,693	DTE Energy Co.	35,737,671
424,928	MDU Resources Group, Inc.	11,430,563
1,117,420	NiSource, Inc.	27,097,435
262,235	Public Service Enterprise Group, Inc.	11,551,452
1,016,960	SCANA Corp.	67,434,618
240,570	Sempra Energy	27,189,221
198,437	Vectren Corp.	11,791,127
191,821	WEC Energy Group, Inc.	11,609,007
		323,181,926

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 10.7%
1,339,889	Sprint Corp. (a) (b)	$12,099,198
2,506,918	Telephone & Data Systems, Inc.	68,839,968
1,028,922	T-Mobile US, Inc. (b)	69,215,583
		150,154,749
	Total Common Stocks — 99.9%	1,402,441,237
	(Cost $1,370,778,769)

	Money Market Funds — 2.2%
30,187,762	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	30,187,762
1,215,446	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (c)	1,215,446
	Total Money Market Funds — 2.2%	31,403,208
	(Cost $31,403,208)

Principal Value	Description	Value

	Repurchase Agreements — 3.3%
$399,812	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $399,835. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $409,163. (d)	399,812
45,261,471	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $45,264,375. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $46,368,727. (d)	45,261,471
	Total Repurchase Agreements — 3.3%	45,661,283
	(Cost $45,661,283)

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Description	Value

Total Investments — 105.4%	$1,479,505,728
(Cost $1,447,843,260) (e)
Net Other Assets and Liabilities — (5.4)%	(75,415,859)
Net Assets — 100.0%	$1,404,089,869

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $72,376,638 and the total value of the collateral held by the Fund is $75,849,045.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $94,589,392 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $62,926,924.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,402,441,237	$—	$—
Money Market Funds	31,403,208	—	—
Repurchase Agreements	—	45,661,283	—
Total Investments	$1,433,844,445	$45,661,283	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments

Sector Funds

April 30, 2016 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)

First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)

First Trust Energy AlphaDEX® Fund – (ticker “FXN”)

First Trust Financials AlphaDEX® Fund – (ticker “FXO”)

First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)

First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)

First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)

First Trust Technology AlphaDEX® Fund – (ticker “FXL”)

First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2016 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2016 (Unaudited)

ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2017, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2017, all the Funds except FXO, FXR and FXZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

First Trust Exchange–Traded AlphaDEX®Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

April 30, 2016 (Unaudited)

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2016 through April 30, 2017) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

April 30, 2017 (Unaudited)

Licensing Information

Each of the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and StrataQuant® Utilities Index (the “StrataQuant® Series”) is a registered trademark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the Funds.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 3.1%
40,012	Boeing (The) Co.	$7,395,418
30,238	General Dynamics Corp.	5,859,822
35,332	Huntington Ingalls Industries, Inc.	7,097,845
25,693	L3 Technologies, Inc.	4,413,287
21,148	Lockheed Martin Corp.	5,698,329
11,894	Northrop Grumman Corp.	2,925,448
9,279	Raytheon Co.	1,440,194
29,126	Rockwell Collins, Inc.	3,031,725
148,685	Textron, Inc.	6,937,642
37,829	United Technologies Corp.	4,501,273
		49,300,983

	Air Freight & Logistics — 0.3%
18,318	C.H. Robinson Worldwide, Inc.	1,331,719
25,060	Expeditors International of Washington, Inc.	1,405,615
14,493	FedEx Corp.	2,749,322
		5,486,656

	Airlines — 1.7%
46,025	Alaska Air Group, Inc.	3,916,267
100,353	American Airlines Group, Inc.	4,277,045
153,946	Delta Air Lines, Inc.	6,995,306
105,283	Southwest Airlines Co.	5,919,010
100,161	United Continental Holdings, Inc. (a)	7,032,304
		28,139,932

	Auto Components — 0.9%
196,541	Goodyear Tire & Rubber (The) Co.	7,120,681
49,979	Lear Corp.	7,130,004
		14,250,685

	Automobiles — 1.5%
607,869	Ford Motor Co.	6,972,257
200,103	General Motors Co.	6,931,568
46,787	Harley-Davidson, Inc.	2,657,970
25,421	Tesla, Inc. (a) (b)	7,983,973
		24,545,768

	Banks — 4.9%
239,943	Bank of America Corp.	5,600,270
94,980	BB&T Corp.	4,101,236
94,622	Citigroup, Inc.	5,594,053
163,829	Citizens Financial Group, Inc.	6,014,163
61,899	Comerica, Inc.	4,376,259
111,418	Fifth Third Bancorp	2,721,942
45,249	First Republic Bank	4,183,723
105,684	Huntington Bancshares, Inc.	1,359,096
48,325	JPMorgan Chase & Co.	4,204,275
159,189	KeyCorp	2,903,607
27,428	M&T Bank Corp.	4,262,586

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
35,304	PNC Financial Services Group (The), Inc.	$4,227,654
292,179	Regions Financial Corp.	4,017,461
9,527	Signature Bank (a)	1,319,013
102,367	SunTrust Banks, Inc.	5,815,469
30,413	SVB Financial Group (a)	5,350,863
54,957	U.S. Bancorp	2,818,195
101,706	Wells Fargo & Co.	5,475,851
134,770	Zions Bancorporation	5,394,843
		79,740,559

	Beverages — 0.1%
14,444	Dr Pepper Snapple Group, Inc.	1,323,793

	Biotechnology — 2.8%
21,715	AbbVie, Inc.	1,431,887
72,560	Alkermes PLC (a)	4,226,620
8,626	Amgen, Inc.	1,408,798
34,113	Celgene Corp. (a)	4,231,718
104,183	Gilead Sciences, Inc.	7,141,745
52,940	Incyte Corp. (a)	6,579,383
90,054	Seattle Genetics, Inc. (a)	6,150,688
45,974	TESARO, Inc. (a)	6,785,303
64,711	Vertex Pharmaceuticals, Inc. (a)	7,655,311
		45,611,453

	Building Products — 0.4%
69,770	Fortune Brands Home & Security, Inc.	4,447,140
33,589	Johnson Controls International PLC	1,396,294
		5,843,434

	Capital Markets — 4.7%
25,897	Affiliated Managers Group, Inc.	4,288,284
10,919	Ameriprise Financial, Inc.	1,395,994
119,849	Bank of New York Mellon (The) Corp.	5,640,094
3,691	BlackRock, Inc.	1,419,448
104,018	Charles Schwab (The) Corp.	4,041,099
11,905	CME Group, Inc.	1,383,242
121,680	E*TRADE Financial Corp. (a)	4,204,044
167,912	Franklin Resources, Inc.	7,238,686
24,644	Goldman Sachs Group (The), Inc.	5,515,327
47,264	Intercontinental Exchange, Inc.	2,845,293
184,799	Invesco Ltd.	6,087,279
12,621	Moody’s Corp.	1,493,317
132,133	Morgan Stanley	5,730,608
32,691	Northern Trust Corp.	2,942,190
92,778	Raymond James Financial, Inc.	6,913,817
21,647	S&P Global, Inc.	2,904,811
53,320	State Street Corp.	4,473,548

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
103,823	T. Rowe Price Group, Inc.	$7,360,013
		75,877,094

	Chemicals — 2.8%
31,385	Air Products and Chemicals, Inc.	4,409,592
40,186	Albemarle Corp.	4,376,657
62,999	Celanese Corp., Series A	5,483,433
87,575	Eastman Chemical Co.	6,984,106
11,284	Ecolab, Inc.	1,456,652
10,671	International Flavors & Fragrances, Inc.	1,478,894
77,600	LyondellBasell Industries N.V., Class A	6,577,376
193,984	Mosaic (The) Co.	5,223,989
9,129	Sherwin-Williams (The) Co.	3,055,294
85,705	Westlake Chemical Corp.	5,335,136
		44,381,129

	Commercial Services & Supplies — 0.9%
44,723	Cintas Corp.	5,477,226
90,123	Republic Services, Inc.	5,676,848
38,817	Waste Management, Inc.	2,825,101
		13,979,175

	Communications Equipment — 1.5%
167,468	Cisco Systems, Inc.	5,705,635
19,849	F5 Networks, Inc. (a)	2,563,102
63,591	Harris Corp.	7,115,197
203,390	Juniper Networks, Inc.	6,115,937
32,823	Motorola Solutions, Inc.	2,821,793
		24,321,664

	Construction Materials — 0.2%
12,969	Martin Marietta Materials, Inc.	2,855,644

	Consumer Finance — 1.5%
348,029	Ally Financial, Inc.	6,890,974
35,778	American Express Co.	2,835,407
81,644	Capital One Financial Corp.	6,562,545
62,065	Discover Financial Services	3,884,648
123,763	Synchrony Financial	3,440,611
		23,614,185

	Containers & Packaging — 0.7%
27,866	International Paper Co.	1,503,928
61,782	Packaging Corp. of America	6,102,826
81,592	WestRock Co.	4,370,067
		11,976,821

	Distributors — 0.5%
30,636	Genuine Parts Co.	2,819,125
145,046	LKQ Corp. (a)	4,531,237
		7,350,362

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 0.3%
33,961	Berkshire Hathaway, Inc., Class B (a)	$5,610,697

	Diversified Telecommunication Services — 1.1%
170,298	AT&T, Inc.	6,748,910
300,197	CenturyLink, Inc.	7,706,057
58,056	Verizon Communications, Inc.	2,665,351
		17,120,318

	Electric Utilities — 4.2%
107,168	Alliant Energy Corp.	4,213,846
42,156	American Electric Power Co., Inc.	2,859,441
69,028	Duke Energy Corp.	5,694,810
71,100	Edison International	5,685,867
55,879	Entergy Corp.	4,261,332
96,302	Eversource Energy	5,720,339
157,330	Exelon Corp.	5,448,338
44,087	NextEra Energy, Inc.	5,888,260
85,298	PG&E Corp.	5,719,231
67,890	Pinnacle West Capital Corp.	5,776,760
151,389	PPL Corp.	5,769,435
113,708	Southern (The) Co.	5,662,658
127,342	Xcel Energy, Inc.	5,736,757
		68,437,074

	Electrical Equipment — 0.7%
26,160	AMETEK, Inc.	1,496,352
76,348	Eaton Corp. PLC	5,774,963
27,262	Rockwell Automation, Inc.	4,289,675
		11,560,990

	Electronic Equipment, Instruments & Components — 1.6%
39,759	Amphenol Corp., Class A	2,874,973
122,595	CDW Corp.	7,244,139
262,054	Corning, Inc.	7,560,258
94,919	TE Connectivity Ltd.	7,343,883
		25,023,253

	Equity Real Estate Investment Trusts — 1.8%
23,293	American Tower Corp.	2,933,520
26,601	Digital Realty Trust, Inc.	3,054,859
7,059	Equinix, Inc.	2,948,544
90,470	HCP, Inc.	2,836,235
379,189	Host Hotels & Resorts, Inc.	6,806,443
11,756	SBA Communications Corp. (a)	1,487,016
39,808	SL Green Realty Corp.	4,177,053
333,350	VEREIT, Inc.	2,790,140
83,295	Weyerhaeuser Co.	2,821,202
		29,855,012

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 2.0%
90,137	CVS Health Corp.	$7,430,894
191,952	Kroger (The) Co.	5,691,377
27,253	Sysco Corp.	1,440,866
34,075	Walgreens Boots Alliance, Inc.	2,948,850
78,528	Wal-Mart Stores, Inc.	5,903,735
238,067	Whole Foods Market, Inc.	8,658,497
		32,074,219

	Food Products — 2.3%
122,947	Archer-Daniels-Midland Co.	5,624,825
89,259	Bunge Ltd.	7,054,139
23,984	General Mills, Inc.	1,379,320
12,953	Hershey (The) Co.	1,401,515
81,721	Hormel Foods Corp.	2,866,773
47,001	Ingredion, Inc.	5,819,664
32,378	J.M. Smucker (The) Co.	4,102,940
15,578	Kraft Heinz (The) Co.	1,408,095
114,667	Tyson Foods, Inc., Class A	7,368,501
		37,025,772

	Gas Utilities — 0.5%
53,746	Atmos Energy Corp.	4,354,501
85,936	UGI Corp.	4,310,550
		8,665,051

	Health Care Equipment & Supplies — 3.0%
136,440	Baxter International, Inc.	7,596,979
15,429	Becton, Dickinson and Co.	2,884,760
170,694	Boston Scientific Corp. (a)	4,502,908
11,378	C. R. Bard, Inc.	3,498,508
21,231	Cooper (The) Cos., Inc.	4,253,206
33,099	Danaher Corp.	2,758,140
45,319	DENTSPLY SIRONA, Inc.	2,865,974
33,261	Hologic, Inc. (a)	1,501,734
45,762	IDEXX Laboratories, Inc. (a)	7,675,660
3,692	Intuitive Surgical, Inc. (a)	3,086,032
58,976	ResMed, Inc.	4,009,778
32,243	Stryker Corp.	4,396,978
		49,030,657

	Health Care Providers & Services — 3.9%
22,191	Aetna, Inc.	2,997,338
31,985	AmerisourceBergen Corp.	2,624,369
34,218	Anthem, Inc.	6,087,040
17,351	Cardinal Health, Inc.	1,259,509
39,711	Centene Corp. (a)	2,954,499
9,668	Cigna Corp.	1,511,785
83,284	DaVita, Inc. (a)	5,747,429
107,357	Express Scripts Holding Co. (a)	6,585,278
79,516	HCA Healthcare, Inc. (a)	6,696,042
8,316	Henry Schein, Inc. (a)	1,445,321
29,593	Laboratory Corp. of America Holdings (a)	4,147,459

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
19,092	McKesson Corp.	$2,640,233
43,236	Quest Diagnostics, Inc.	4,561,830
43,145	UnitedHealth Group, Inc.	7,545,198
45,492	Universal Health Services, Inc., Class B	5,493,614
		62,296,944

	Health Care Technology — 0.1%
24,047	Cerner Corp. (a)	1,557,043

	Hotels, Restaurants & Leisure — 3.7%
76,756	Aramark	2,803,129
120,100	Carnival Corp.	7,418,577
50,736	Darden Restaurants, Inc.	4,322,200
38,388	Domino’s Pizza, Inc.	6,963,199
24,793	Las Vegas Sands Corp.	1,462,539
45,078	Marriott International, Inc., Class A	4,256,265
10,925	McDonald’s Corp.	1,528,735
51,655	MGM Resorts International	1,586,325
111,589	Norwegian Cruise Line Holdings Ltd. (a)	6,017,995
72,125	Royal Caribbean Cruises Ltd.	7,688,525
24,230	Starbucks Corp.	1,455,254
67,161	Wyndham Worldwide Corp.	6,401,115
208,109	Yum China Holdings, Inc. (a)	7,100,679
		59,004,537

	Household Durables — 2.0%
212,420	D.R. Horton, Inc.	6,986,494
83,053	Garmin Ltd.	4,222,414
138,229	Lennar Corp., Class A	6,980,564
24,667	Mohawk Industries, Inc. (a)	5,791,565
30,009	Newell Brands, Inc.	1,432,630
33,028	Whirlpool Corp.	6,132,639
		31,546,306

	Household Products — 0.5%
28,377	Church & Dwight Co., Inc.	1,405,513
10,496	Clorox (The) Co.	1,403,210
15,739	Procter & Gamble (The) Co.	1,374,487
30,530	Spectrum Brands Holdings, Inc.	4,388,077
		8,571,287

	Industrial Conglomerates — 0.4%
7,397	3M Co.	1,448,555
47,489	General Electric Co.	1,376,706
11,326	Honeywell International, Inc.	1,485,292
6,852	Roper Technologies, Inc.	1,498,532
		5,809,085

	Insurance — 5.2%
78,150	Aflac, Inc.	5,851,872

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
4,594	Alleghany Corp. (a)	$2,805,556
52,090	Allstate (The) Corp.	4,234,396
22,674	American International Group, Inc.	1,381,073
29,857	Arch Capital Group Ltd. (a)	2,895,233
50,057	Arthur J. Gallagher & Co.	2,793,681
31,149	Chubb Ltd.	4,275,200
19,588	Cincinnati Financial Corp.	1,412,099
30,263	Everest Re Group, Ltd.	7,617,500
145,358	FNF Group	5,952,410
58,871	Hartford Financial Services Group (The), Inc.	2,847,002
64,865	Lincoln National Corp.	4,276,550
38,304	Marsh & McLennan Cos., Inc.	2,839,476
44,856	Principal Financial Group, Inc.	2,921,471
53,062	Prudential Financial, Inc.	5,679,226
44,574	Reinsurance Group of America, Inc.	5,573,533
36,727	Torchmark Corp.	2,817,328
58,699	Travelers (The) Cos., Inc.	7,141,320
120,710	Unum Group	5,592,494
60,100	W. R. Berkley Corp.	4,085,598
35,491	XL Group Ltd.	1,485,298
		84,478,316

	Internet & Direct Marketing Retail — 1.7%
7,983	Amazon.com, Inc. (a)	7,384,195
353,424	Liberty Interactive Corp. QVC Group, Class A (a)	7,485,520
47,859	Netflix, Inc. (a)	7,284,140
3,178	Priceline Group (The), Inc. (a)	5,869,194
		28,023,049

	Internet Software & Services — 0.3%
1,675	Alphabet, Inc., Class A (a)	1,548,571
42,150	eBay, Inc. (a)	1,408,231
16,238	VeriSign, Inc. (a)	1,443,883
		4,400,685

	IT Services — 2.7%
22,737	Alliance Data Systems Corp.	5,675,837
13,812	Automatic Data Processing, Inc.	1,443,216
41,642	Broadridge Financial Solutions, Inc.	2,912,442
47,552	Cognizant Technology Solutions Corp., Class A (a)	2,864,057
53,313	Fidelity National Information Services, Inc.	4,488,421
24,550	Fiserv, Inc. (a)	2,924,887
39,321	Gartner, Inc. (a)	4,486,133
24,368	International Business Machines Corp.	3,905,947
25,171	Mastercard, Inc., Class A	2,927,891

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
32,889	PayPal Holdings, Inc. (a)	$1,569,463
105,874	Total System Services, Inc.	6,067,639
44,130	Vantiv, Inc., Class A (a)	2,737,825
15,928	Visa, Inc., Class A	1,452,952
		43,456,710

	Leisure Products — 0.5%
70,890	Hasbro, Inc.	7,025,908
55,247	Mattel, Inc.	1,238,638
		8,264,546

	Life Sciences Tools & Services — 0.6%
8,857	Mettler-Toledo International, Inc. (a)	4,547,361
18,430	Thermo Fisher Scientific, Inc.	3,047,032
9,061	Waters Corp. (a)	1,539,373
		9,133,766

	Machinery — 1.4%
28,068	Cummins, Inc.	4,236,584
12,998	Deere & Co.	1,450,707
35,223	Dover Corp.	2,778,390
21,374	Illinois Tool Works, Inc.	2,951,536
69,615	Ingersoll-Rand PLC	6,178,331
8,820	Parker-Hannifin Corp.	1,418,256
21,290	Stanley Black & Decker, Inc.	2,898,633
		21,912,437

	Media — 3.1%
81,607	CBS Corp., Class B	5,431,762
21,616	Charter Communications, Inc., Class A (a)	7,460,979
150,590	Comcast Corp., Class A	5,901,622
243,238	Discovery Communications, Inc., Class A (a)	7,000,390
66,861	DISH Network Corp., Class A (a)	4,308,523
115,181	Interpublic Group of Cos. (The), Inc.	2,714,816
16,389	Liberty Broadband Corp., Class C (a)	1,494,021
1,373,880	Sirius XM Holdings, Inc. (b)	6,800,706
43,696	Twenty-First Century Fox, Inc., Class A	1,334,476
91,054	Viacom, Inc., Class B	3,875,258
37,450	Walt Disney (The) Co.	4,329,220
		50,651,773

	Metals & Mining — 1.0%
211,846	Freeport-McMoRan, Inc. (a)	2,701,036
85,868	Newmont Mining Corp.	2,903,197
71,086	Nucor Corp.	4,359,704
162,854	Steel Dynamics, Inc.	5,885,544
		15,849,481

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.2%
254,739	Annaly Capital Management, Inc.	$3,008,468

	Multiline Retail — 1.3%
81,168	Dollar General Corp.	5,901,725
18,032	Dollar Tree, Inc. (a)	1,492,509
238,709	Macy’s, Inc.	6,975,077
128,193	Target Corp.	7,159,579
		21,528,890

	Multi-Utilities — 2.9%
103,694	Ameren Corp.	5,671,025
102,652	CenterPoint Energy, Inc.	2,928,661
94,899	CMS Energy Corp.	4,308,415
72,889	Consolidated Edison, Inc.	5,778,640
55,441	DTE Energy Co.	5,798,574
127,640	Public Service Enterprise Group, Inc.	5,622,542
108,267	SCANA Corp.	7,179,185
51,228	Sempra Energy	5,789,789
70,014	WEC Energy Group, Inc.	4,237,247
		47,314,078

	Oil, Gas & Consumable Fuels — 3.5%
89,803	Cheniere Energy, Inc. (a)	4,072,566
39,539	Chevron Corp.	4,218,811
85,132	ConocoPhillips	4,078,674
34,515	Exxon Mobil Corp.	2,818,150
65,084	Kinder Morgan, Inc.	1,342,683
111,993	Marathon Petroleum Corp.	5,704,923
123,625	Noble Energy, Inc.	3,996,796
22,331	Occidental Petroleum Corp.	1,374,250
102,094	ONEOK, Inc.	5,371,165
53,596	Phillips 66	4,264,098
7,592	Pioneer Natural Resources Co.	1,313,340
70,881	Targa Resources Corp.	3,907,670
87,282	Tesoro Corp.	6,957,248
106,741	Valero Energy Corp.	6,896,536
		56,316,910

	Personal Products — 0.1%
16,689	Estee Lauder (The) Cos., Inc., Class A	1,454,279

	Pharmaceuticals — 1.0%
29,616	Allergan PLC	7,222,158
16,819	Eli Lilly and Co.	1,380,167
22,729	Johnson & Johnson	2,806,350
108,878	Mylan N.V. (a)	4,066,593
41,366	Pfizer, Inc.	1,403,135
		16,878,403

	Professional Services — 0.2%
20,687	Equifax, Inc.	2,799,158

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.2%
81,359	CBRE Group, Inc., Class A (a)	$2,913,466

	Road & Rail — 1.1%
121,603	CSX Corp.	6,182,297
15,426	J.B. Hunt Transport Services, Inc.	1,383,095
66,007	Kansas City Southern	5,945,251
37,907	Norfolk Southern Corp.	4,453,693
		17,964,336

	Semiconductors & Semiconductor Equipment — 5.0%
389,042	Advanced Micro Devices, Inc. (a)	5,174,259
51,807	Analog Devices, Inc.	3,947,693
181,882	Applied Materials, Inc.	7,386,228
196,151	Intel Corp.	7,090,859
74,414	KLA-Tencor Corp.	7,308,943
55,118	Lam Research Corp.	7,983,842
62,952	Maxim Integrated Products, Inc.	2,779,331
95,896	Microchip Technology, Inc.	7,247,820
244,823	Micron Technology, Inc. (a)	6,774,252
51,962	NVIDIA Corp.	5,419,637
103,202	Qorvo, Inc. (a)	7,020,832
98,722	QUALCOMM, Inc.	5,305,320
43,325	Skyworks Solutions, Inc.	4,321,236
35,135	Texas Instruments, Inc.	2,781,989
		80,542,241

	Software — 5.0%
141,915	Activision Blizzard, Inc.	7,415,059
54,373	Adobe Systems, Inc. (a)	7,271,845
26,486	ANSYS, Inc. (a)	2,917,698
32,731	Autodesk, Inc. (a)	2,948,081
178,454	CA, Inc.	5,858,645
65,309	CDK Global, Inc.	4,245,738
50,900	Citrix Systems, Inc. (a)	4,119,846
31,612	Electronic Arts, Inc. (a)	2,997,450
21,492	Microsoft Corp.	1,471,342
63,451	Oracle Corp.	2,852,757
49,070	Red Hat, Inc. (a)	4,322,086
51,458	salesforce.com, Inc. (a)	4,431,563
64,719	ServiceNow, Inc. (a)	6,114,651
230,619	Symantec Corp.	7,294,479
98,099	Synopsys, Inc. (a)	7,229,896
76,785	VMware, Inc., Class A (a) (b)	7,227,004
16,980	Workday, Inc., Class A (a)	1,484,052
		80,202,192

	Specialty Retail — 3.4%
9,534	Advance Auto Parts, Inc.	1,355,163
143,958	Best Buy Co., Inc.	7,458,464
47,784	CarMax, Inc. (a)	2,795,364
94,579	Foot Locker, Inc.	7,314,740
291,284	Gap (The), Inc.	7,631,641
28,918	Home Depot (The), Inc.	4,514,100

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
90,137	L Brands, Inc.	$4,760,135
17,216	Lowe’s Cos., Inc.	1,461,294
21,489	Ross Stores, Inc.	1,396,785
59,393	Tiffany & Co.	5,443,368
17,895	TJX (The) Cos., Inc.	1,407,263
41,026	Tractor Supply Co.	2,539,919
24,803	Ulta Beauty, Inc. (a)	6,980,556
		55,058,792

	Technology Hardware, Storage & Peripherals — 0.7%
29,554	Apple, Inc.	4,245,432
158,285	HP, Inc.	2,978,924
61,626	Seagate Technology PLC	2,596,303
17,151	Western Digital Corp.	1,527,640
		11,348,299

	Textiles, Apparel & Luxury Goods — 0.8%
102,712	Coach, Inc.	4,045,826
136,339	Hanesbrands, Inc.	2,973,553
25,390	NIKE, Inc., Class B	1,406,860
77,230	VF Corp.	4,219,075
		12,645,314

	Tobacco — 0.2%
19,813	Altria Group, Inc.	1,422,177
12,528	Philip Morris International, Inc.	1,388,604
		2,810,781

	Trading Companies & Distributors — 0.7%
27,468	Fastenal Co.	1,227,270
68,812	HD Supply Holdings, Inc. (a)	2,773,124
56,591	United Rentals, Inc. (a)	6,205,769
6,083	W.W. Grainger, Inc.	1,172,194
		11,378,357

	Water Utilities — 0.1%
18,187	American Water Works Co., Inc.	1,450,595

	Wireless Telecommunication Services — 0.5%
109,539	T-Mobile US, Inc. (a)	7,368,689
	Total Common Stocks — 100.0%	1,610,941,593
	(Cost $1,429,315,195)

Shares	Description	Value

	Money Market Funds — 0.4%
5,447,759	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	$5,447,759
	(Cost $5,447,759)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$72,151	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $72,155. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $73,839. (d)	72,151
8,167,998	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $8,168,522. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $8,367,816. (d)	8,167,998
	Total Repurchase Agreements — 0.5%	8,240,149
	(Cost $8,240,149)

	Total Investments — 100.9%	1,624,629,501
	(Cost $1,443,003,103) (e)
	Net Other Assets and Liabilities — (0.9)%	(13,813,819)
	Net Assets — 100.0%	$1,610,815,682

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $13,427,183 and the total value of the collateral held by the Fund is $13,687,908.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $197,114,892 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,488,494.

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,610,941,593	$—	$—
Money Market Funds	5,447,759	—	—
Repurchase Agreements	—	8,240,149	—
Total Investments	$1,616,389,352	$8,240,149	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.8%
32,505	BWX Technologies, Inc.	$1,598,271
23,975	Esterline Technologies Corp. (a)	2,192,514
36,965	HEICO Corp.	2,627,103
28,362	Hexcel Corp.	1,467,733
23,075	KLX, Inc. (a)	1,091,447
35,618	Spirit AeroSystems Holdings, Inc., Class A	2,035,925
12,236	Teledyne Technologies, Inc. (a)	1,649,780
		12,662,773

	Air Freight & Logistics — 0.4%
53,848	XPO Logistics, Inc. (a)	2,659,553

	Airlines — 0.9%
3,219	Allegiant Travel Co.	468,042
125,118	JetBlue Airways Corp. (a)	2,731,326
48,592	Spirit Airlines, Inc. (a)	2,782,864
		5,982,232

	Auto Components — 1.2%
133,542	Dana, Inc.	2,593,386
96,716	Gentex Corp.	1,997,185
15,503	LCI Industries	1,568,128
33,051	Tenneco, Inc.	2,083,205
		8,241,904

	Automobiles — 0.3%
21,459	Thor Industries, Inc.	2,063,927

	Banks — 6.4%
42,273	Associated Banc-Corp.	1,052,598
34,098	BancorpSouth, Inc.	1,038,284
19,833	Bank of the Ozarks, Inc.	941,473
27,645	BankUnited, Inc.	975,592
13,179	BOK Financial Corp.	1,110,858
27,373	Cathay General Bancorp	1,041,543
9,185	Commerce Bancshares, Inc.	504,716
9,381	Community Bank System, Inc.	524,867
11,592	Cullen/Frost Bankers, Inc.	1,094,169
23,347	CVB Financial Corp.	502,894
29,981	East West Bancorp, Inc.	1,627,069
1,539	First Citizens BancShares, Inc., Class A	535,664
55,757	First Horizon National Corp.	1,023,141
57,786	Fulton Financial Corp.	1,066,152
15,199	Glacier Bancorp, Inc.	513,422
24,321	Great Western Bancorp, Inc.	1,002,025
45,291	Hancock Holding Co.	2,115,090
56,323	Hilltop Holdings, Inc.	1,566,343
38,106	Home BancShares, Inc.	969,798
6,521	IBERIABANK Corp.	517,441
14,569	International Bancshares Corp.	544,881
71,731	Investors Bancorp, Inc.	993,474
29,049	PacWest Bancorp	1,434,730

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
56,676	People’s United Financial, Inc.	$990,130
15,523	Pinnacle Financial Partners, Inc.	993,472
25,325	Popular, Inc.	1,061,371
14,797	Prosperity Bancshares, Inc.	994,358
11,546	South State Corp.	1,017,780
87,046	Sterling Bancorp	2,023,819
50,293	Synovus Financial Corp.	2,102,247
121,209	TCF Financial Corp.	2,001,161
24,723	Texas Capital Bancshares, Inc. (a)	1,881,420
20,545	UMB Financial Corp.	1,489,307
87,217	Umpqua Holdings Corp.	1,541,124
12,207	United Bankshares, Inc.	487,059
87,413	Valley National Bancorp	1,027,977
20,614	Webster Financial Corp.	1,047,397
42,024	Western Alliance Bancorp (a)	2,012,950
22,384	Wintrust Financial Corp.	1,586,130
		44,953,926

	Biotechnology — 1.3%
45,005	ACADIA Pharmaceuticals, Inc. (a)	1,545,022
17,022	Bluebird Bio, Inc. (a)	1,514,107
118,999	Exelixis, Inc. (a)	2,665,578
32,856	Kite Pharma, Inc. (a) (b)	2,696,820
3,810	United Therapeutics Corp. (a)	478,917
		8,900,444

	Building Products — 1.2%
20,163	A.O. Smith Corp.	1,086,383
20,438	Allegion PLC	1,607,244
9,247	Lennox International, Inc.	1,529,362
42,018	Owens Corning	2,556,795
48,654	USG Corp. (a)	1,474,216
		8,254,000

	Capital Markets — 2.3%
181,599	BGC Partners, Inc., Class A	2,066,597
12,724	CBOE Holdings, Inc.	1,048,585
22,942	Eaton Vance Corp.	984,900
33,102	Evercore Partners, Inc., Class A	2,441,272
78,320	Federated Investors, Inc., Class B	2,100,542
28,564	Legg Mason, Inc.	1,067,722
25,898	LPL Financial Holdings, Inc.	1,088,752
11,003	MarketAxess Holdings, Inc.	2,118,298
21,225	MSCI, Inc.	2,129,292
10,225	SEI Investments Co.	518,510
10,276	Stifel Financial Corp. (a)	502,188
		16,066,658

	Chemicals — 2.8%
34,435	Cabot Corp.	2,072,643
66,980	Chemours (The) Co.	2,698,624
30,007	H.B. Fuller Co.	1,585,270
63,049	Huntsman Corp.	1,561,724
6,733	Minerals Technologies, Inc.	529,887

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
1,137	NewMarket Corp.	$535,186
78,453	Olin Corp.	2,520,695
198,058	Platform Specialty Products Corp. (a)	2,806,482
45,386	PolyOne Corp.	1,779,585
5,523	Scotts Miracle-Gro (The) Co.	533,522
6,508	Sensient Technologies Corp.	532,354
38,431	Trinseo S.A.	2,551,818
		19,707,790

	Commercial Services & Supplies — 1.7%
9,272	Clean Harbors, Inc. (a)	538,796
66,623	Copart, Inc. (a)	2,058,651
28,584	Deluxe Corp.	2,055,475
23,938	Healthcare Services Group, Inc.	1,098,994
23,619	KAR Auction Services, Inc.	1,030,261
21,886	MSA Safety, Inc.	1,703,825
41,672	Rollins, Inc.	1,618,124
6,222	Stericycle, Inc. (a)	530,985
25,249	Tetra Tech, Inc.	1,109,693
		11,744,804

	Communications Equipment — 1.3%
19,495	Arista Networks, Inc. (a)	2,722,282
21,845	Ciena Corp. (a)	500,469
61,824	CommScope Holding Co., Inc. (a)	2,599,081
18,864	Finisar Corp. (a)	430,854
11,953	InterDigital, Inc.	1,074,575
13,590	NetScout Systems, Inc. (a)	511,663
10,261	Ubiquiti Networks, Inc. (a) (b)	528,647
8,081	ViaSat, Inc. (a)	517,426
		8,884,997

	Construction & Engineering — 2.0%
43,474	AECOM (a)	1,487,246
27,743	Dycom Industries, Inc. (a)	2,931,325
24,578	EMCOR Group, Inc.	1,615,758
19,602	Fluor Corp.	1,005,975
18,660	Jacobs Engineering Group, Inc.	1,024,807
64,389	MasTec, Inc. (a)	2,842,774
55,590	Quanta Services, Inc. (a)	1,970,110
9,949	Valmont Industries, Inc.	1,515,730
		14,393,725

	Construction Materials — 0.4%
15,926	Eagle Materials, Inc.	1,528,418
41,743	Summit Materials, Inc., Class A (a)	1,071,126
		2,599,544

	Consumer Finance — 1.0%
139,768	Navient Corp.	2,124,474
193,598	Santander Consumer USA Holdings, Inc. (a)	2,466,438

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
213,116	SLM Corp. (a)	$2,672,475
		7,263,387

	Containers & Packaging — 2.3%
20,097	AptarGroup, Inc.	1,613,789
6,398	Avery Dennison Corp.	532,378
31,668	Bemis Co., Inc.	1,422,843
42,473	Berry Global Group, Inc. (a)	2,123,650
19,479	Crown Holdings, Inc. (a)	1,092,577
160,292	Graphic Packaging Holding Co.	2,176,765
37,446	Greif, Inc., Class A	2,195,084
101,224	Owens-Illinois, Inc. (a)	2,208,708
17,376	Silgan Holdings, Inc.	1,053,333
38,983	Sonoco Products Co.	2,039,201
		16,458,328

	Distributors — 0.4%
21,611	Pool Corp.	2,585,108

	Diversified Consumer Services — 1.2%
7,114	Bright Horizons Family Solutions, Inc. (a)	541,518
3,442	Graham Holdings Co., Class B	2,071,051
36,009	Grand Canyon Education, Inc. (a)	2,706,436
66,549	H&R Block, Inc.	1,649,750
37,060	ServiceMaster Global Holdings, Inc. (a)	1,411,986
		8,380,741

	Diversified Telecommunication Services — 0.5%
964,007	Frontier Communications Corp. (b)	1,812,333
47,028	Zayo Group Holdings, Inc. (a)	1,649,272
		3,461,605

	Electric Utilities — 2.1%
30,470	ALLETE, Inc.	2,130,158
88,252	Great Plains Energy, Inc.	2,611,377
61,933	Hawaiian Electric Industries, Inc.	2,075,994
18,651	IDACORP, Inc.	1,576,382
58,975	OGE Energy Corp.	2,051,150
55,757	PNM Resources, Inc.	2,076,948
46,443	Portland General Electric Co.	2,105,726
		14,627,735

	Electrical Equipment — 0.9%
13,066	EnerSys	1,085,915
13,834	Generac Holdings, Inc. (a)	486,542
8,592	Hubbell, Inc.	972,013
34,086	Regal Beloit Corp.	2,687,681
23,619	Sensata Technologies Holding N.V. (a)	972,631
		6,204,782

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 5.0%
13,009	Anixter International, Inc. (a)	$1,060,884
35,127	Arrow Electronics, Inc. (a)	2,476,454
56,353	Avnet, Inc.	2,180,298
125,945	AVX Corp.	2,129,730
29,816	Belden, Inc.	2,078,175
30,716	Cognex Corp.	2,621,303
12,542	Coherent, Inc. (a)	2,704,055
29,520	Dolby Laboratories, Inc., Class A	1,556,590
14,217	FLIR Systems, Inc.	522,190
17,090	IPG Photonics Corp. (a)	2,158,809
53,500	Jabil Circuit, Inc.	1,552,570
42,812	Keysight Technologies, Inc. (a)	1,602,453
12,901	Littelfuse, Inc.	1,988,689
15,841	National Instruments Corp.	553,009
63,514	Sanmina Corp. (a)	2,365,897
18,430	SYNNEX Corp.	1,998,365
16,477	Tech Data Corp. (a)	1,576,025
23,961	Universal Display Corp.	2,140,915
22,607	Zebra Technologies Corp., Class A (a)	2,131,162
		35,397,573

	Energy Equipment & Services — 0.7%
7,748	Helmerich & Payne, Inc.	469,839
57,136	Oceaneering International, Inc.	1,507,819
42,500	Patterson-UTI Energy, Inc.	919,912
207,125	Transocean Ltd. (a)	2,284,589
		5,182,159

	Equity Real Estate Investment Trusts — 5.4%
34,313	Acadia Realty Trust	997,822
67,388	American Homes 4 Rent, Class A	1,553,293
15,190	Colony Starwood Homes	525,118
46,359	Columbia Property Trust, Inc.	1,043,077
82,074	CoreCivic, Inc.	2,827,449
17,182	CoreSite Realty Corp.	1,681,259
15,582	Corporate Office Properties Trust	510,155
20,040	CyrusOne, Inc.	1,094,986
82,323	DDR Corp.	889,912
13,431	Douglas Emmett, Inc.	505,946
20,801	DuPont Fabros Technology, Inc.	1,072,292
82,597	Equity Commonwealth (a)	2,642,278
33,367	GEO Group (The), Inc.	1,111,788
39,220	Gramercy Property Trust	1,089,924
65,428	Hospitality Properties Trust	2,082,573
13,800	Lamar Advertising Co., Class A	994,566
89,074	LaSalle Hotel Properties	2,543,953
12,559	Life Storage, Inc.	984,500
38,850	Outfront Media, Inc.	1,016,316
48,245	Piedmont Office Realty Trust, Inc., Class A	1,054,153
36,398	Rayonier, Inc.	1,027,152

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
71,533	Retail Properties of America, Inc., Class A	$954,250
109,686	RLJ Lodging Trust	2,357,152
16,682	Ryman Hospitality Properties, Inc.	1,063,978
101,876	Senior Housing Properties Trust	2,192,372
168,213	Sunstone Hotel Investors, Inc.	2,504,692
19,953	Uniti Group, Inc.	547,909
16,579	WP Carey, Inc.	1,037,845
		37,906,710

	Food & Staples Retailing — 0.7%
13,783	Casey’s General Stores, Inc.	1,544,661
5,595	PriceSmart, Inc.	486,485
44,614	Sprouts Farmers Market, Inc. (a)	995,338
55,299	US Foods Holding Corp. (a)	1,559,432
		4,585,916

	Food Products — 1.1%
12,812	B&G Foods, Inc.	538,104
79,712	Flowers Foods, Inc.	1,563,152
43,538	Fresh Del Monte Produce, Inc.	2,668,880
91,666	Pilgrim’s Pride Corp.	2,379,649
5,892	Post Holdings, Inc. (a)	496,048
		7,645,833

	Gas Utilities — 1.1%
13,026	New Jersey Resources Corp.	525,599
22,887	ONE Gas, Inc.	1,575,312
43,399	South Jersey Industries, Inc.	1,628,331
24,882	Southwest Gas Holdings, Inc.	2,084,116
30,562	Spire, Inc.	2,095,025
		7,908,383

	Health Care Equipment & Supplies — 2.9%
8,240	ABIOMED, Inc. (a)	1,073,837
17,985	Align Technology, Inc. (a)	2,421,141
6,439	Cantel Medical Corp.	479,126
12,174	DexCom, Inc. (a)	949,085
36,525	Hill-Rom Holdings, Inc.	2,762,751
12,242	Integra LifeSciences Holdings Corp. (a)	562,765
27,650	Masimo Corp. (a)	2,840,761
15,736	Neogen Corp. (a)	980,825
16,513	Nevro Corp. (a)	1,555,855
27,623	NuVasive, Inc. (a)	2,002,944
5,325	Teleflex, Inc.	1,101,689
5,658	Varian Medical Systems, Inc. (a)	513,407
6,321	West Pharmaceutical Services, Inc.	581,721
82,863	Wright Medical Group N.V. (a)	2,518,206
		20,344,113

	Health Care Providers & Services — 1.5%
38,402	Brookdale Senior Living, Inc. (a)	498,842

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
2,823	Chemed Corp.	$568,496
36,448	HealthEquity, Inc. (a)	1,659,113
36,143	HealthSouth Corp.	1,695,106
22,302	MEDNAX, Inc. (a)	1,346,149
33,930	Molina Healthcare, Inc. (a)	1,689,375
22,806	Patterson Cos., Inc.	1,014,639
14,712	WellCare Health Plans, Inc. (a)	2,256,968
		10,728,688

	Health Care Technology — 0.6%
26,820	Medidata Solutions, Inc. (a)	1,754,833
50,288	Veeva Systems, Inc., Class A (a)	2,696,442
		4,451,275

	Hotels, Restaurants & Leisure — 2.2%
13,504	Buffalo Wild Wings, Inc. (a)	2,127,555
24,420	Cheesecake Factory (The), Inc.	1,566,787
32,955	Choice Hotels International, Inc.	2,066,278
9,714	Cracker Barrel Old Country Store, Inc. (b)	1,556,086
98,424	ILG, Inc.	2,373,003
10,142	Jack in the Box, Inc.	1,034,180
1,970	Panera Bread Co., Class A (a)	615,979
12,887	Papa John’s International, Inc.	1,018,846
11,584	Texas Roadhouse, Inc.	543,058
10,750	Vail Resorts, Inc.	2,124,845
37,893	Wendy’s (The) Co.	558,543
		15,585,160

	Household Durables — 1.7%
68,858	CalAtlantic Group, Inc.	2,494,037
16,424	Helen of Troy Ltd. (a)	1,543,856
10,249	Leggett & Platt, Inc.	538,482
490	NVR, Inc. (a)	1,034,512
109,500	PulteGroup, Inc.	2,482,365
57,131	Toll Brothers, Inc.	2,056,145
24,670	Tupperware Brands Corp.	1,771,553
		11,920,950

	Household Products — 0.6%
37,003	Energizer Holdings, Inc.	2,191,687
106,778	HRG Group, Inc. (a)	2,136,628
		4,328,315

	Independent Power and Renewable Electricity Producers — 0.6%
186,695	Calpine Corp. (a)	1,904,289
27,581	NRG Energy, Inc.	466,119
27,108	Ormat Technologies, Inc.	1,600,998
		3,971,406

	Industrial Conglomerates — 0.1%
9,692	Carlisle Cos., Inc.	982,672

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 5.2%
16,215	American Financial Group, Inc.	$1,577,882
13,109	American National Insurance Co.	1,532,704
139,694	AmTrust Financial Services, Inc.	2,242,089
39,634	Aspen Insurance Holdings Ltd.	2,074,840
26,953	Assurant, Inc.	2,593,957
69,488	Assured Guaranty Ltd.	2,649,577
38,471	Axis Capital Holdings Ltd.	2,535,239
125,792	CNO Financial Group, Inc.	2,650,437
10,785	Enstar Group Ltd. (a)	2,100,918
4,202	Erie Indemnity Co., Class A	520,292
65,649	First American Financial Corp.	2,849,823
5,727	Hanover Insurance Group (The), Inc.	505,522
86,827	National General Holdings Corp.	1,974,446
100,733	Old Republic International Corp.	2,083,158
31,372	Primerica, Inc.	2,628,974
17,119	ProAssurance Corp.	1,059,666
17,826	RenaissanceRe Holdings Ltd.	2,534,322
8,593	RLI Corp.	491,692
36,584	Validus Holdings Ltd.	2,022,364
		36,627,902

	Internet Software & Services — 0.6%
2,490	CoStar Group, Inc. (a)	599,816
24,585	j2 Global, Inc.	2,218,550
43,669	Pandora Media, Inc. (a) (b)	473,809
15,748	Yelp, Inc. (a)	557,637
15,318	Zillow Group, Inc., Class C (a)	597,402
		4,447,214

	IT Services — 2.7%
14,573	Booz Allen Hamilton Holding Corp.	523,608
17,586	CACI International, Inc., Class A (a)	2,075,148
11,033	Cardtronics PLC, Class A (a)	458,752
50,662	CoreLogic, Inc. (a)	2,165,294
17,607	CSRA, Inc.	512,012
4,209	DST Systems, Inc.	518,170
20,487	EPAM Systems, Inc. (a)	1,577,499
6,032	Euronet Worldwide, Inc. (a)	498,364
99,820	First Data Corp., Class A (a)	1,559,188
62,490	Genpact Ltd.	1,526,006
5,540	Jack Henry & Associates, Inc.	536,937
10,086	Leidos Holdings, Inc.	531,129
24,875	MAXIMUS, Inc.	1,517,126
20,796	Science Applications International Corp.	1,517,900
149,233	Square, Inc., Class A (a)	2,722,010
16,574	Teradata Corp. (a)	483,629
		18,722,772

	Leisure Products — 0.4%
25,281	Brunswick Corp.	1,434,697

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
12,309	Polaris Industries, Inc. (b)	$1,049,465
		2,484,162

	Life Sciences Tools & Services — 1.0%
22,108	Bruker Corp.	539,214
5,734	Charles River Laboratories International, Inc. (a)	514,340
11,249	INC Research Holdings, Inc., Class A (a)	506,205
16,346	PAREXEL International Corp. (a)	1,043,365
17,767	PerkinElmer, Inc.	1,055,537
39,534	PRA Health Sciences, Inc. (a)	2,528,595
36,578	VWR Corp. (a)	1,033,694
		7,220,950

	Machinery — 4.3%
25,709	AGCO Corp.	1,645,119
28,604	Allison Transmission Holdings, Inc.	1,106,403
40,183	Barnes Group, Inc.	2,208,860
26,273	Colfax Corp. (a)	1,063,268
11,331	Donaldson Co., Inc.	524,399
5,516	IDEX Corp.	577,856
37,718	ITT, Inc.	1,589,059
29,319	John Bean Technologies Corp.	2,599,129
65,734	Kennametal, Inc.	2,733,220
5,937	Lincoln Electric Holdings, Inc.	528,571
11,341	Middleby (The) Corp. (a)	1,543,850
16,795	Nordson Corp.	2,102,734
22,559	Oshkosh Corp.	1,565,369
34,231	Timken (The) Co.	1,651,646
33,030	Toro (The) Co.	2,144,308
97,128	Trinity Industries, Inc.	2,612,743
13,225	Wabtec Corp.	1,109,445
52,546	Welbilt, Inc. (a)	1,077,193
22,781	Woodward, Inc.	1,541,590
		29,924,762

	Marine — 0.3%
29,242	Kirby Corp. (a)	2,064,485

	Media — 2.0%
17,577	AMC Networks, Inc., Class A (a)	1,048,995
827	Cable One, Inc.	563,898
34,895	Cinemark Holdings, Inc.	1,507,464
28,760	John Wiley & Sons, Inc., Class A	1,515,652
84,911	Live Nation Entertainment, Inc. (a)	2,730,738
22,839	Regal Entertainment Group, Class A	504,057
26,324	Scripps Networks Interactive, Inc., Class A	1,966,929
100,653	TEGNA, Inc.	2,564,639
41,513	Tribune Media Co., Class A	1,517,715
		13,920,087

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining — 2.1%
215,193	AK Steel Holding Corp. (a)	$1,364,324
59,970	Alcoa Corp.	2,022,788
38,007	Compass Minerals International, Inc.	2,508,462
292,482	Hecla Mining Co.	1,594,027
32,226	Reliance Steel & Aluminum Co.	2,540,053
14,724	Royal Gold, Inc.	1,040,692
61,018	United States Steel Corp.	1,361,922
57,191	Worthington Industries, Inc.	2,487,808
		14,920,076

	Mortgage Real Estate Investment Trusts — 2.0%
103,719	AGNC Investment Corp.	2,185,359
16,658	Blackstone Mortgage Trust, Inc., Class A	514,399
127,785	Chimera Investment Corp.	2,601,703
319,150	MFA Financial, Inc.	2,652,136
151,870	New Residential Investment Corp.	2,531,673
45,682	Starwood Property Trust, Inc.	1,036,525
268,897	Two Harbors Investment Corp.	2,686,281
		14,208,076

	Multiline Retail — 0.5%
64,776	Kohl’s Corp.	2,528,207
22,148	Nordstrom, Inc. (b)	1,069,084
		3,597,291

	Multi-Utilities — 1.5%
66,037	Avista Corp.	2,663,933
15,518	Black Hills Corp.	1,055,534
18,843	MDU Resources Group, Inc.	506,877
86,716	NiSource, Inc.	2,102,863
43,930	NorthWestern Corp.	2,626,135
26,400	Vectren Corp.	1,568,688
		10,524,030

	Oil, Gas & Consumable Fuels — 1.2%
35,325	Laredo Petroleum, Inc. (a)	454,280
72,157	Murphy Oil Corp.	1,889,070
36,168	Oasis Petroleum, Inc. (a)	431,846
15,865	Parsley Energy, Inc., Class A (a)	472,618
116,315	PBF Energy, Inc., Class A	2,596,151
21,762	Rice Energy, Inc. (a)	463,313
56,910	World Fuel Services Corp.	2,095,995
		8,403,273

	Paper & Forest Products — 0.6%
70,613	Domtar Corp.	2,799,806
62,338	Louisiana-Pacific Corp. (a)	1,604,580
		4,404,386

	Personal Products — 0.4%
14,103	Edgewell Personal Care Co. (a)	1,008,224

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Personal Products (Continued)
8,871	Herbalife Ltd. (a) (b)	$561,179
27,857	Nu Skin Enterprises, Inc., Class A	1,538,542
		3,107,945

	Pharmaceuticals — 0.2%
10,660	Jazz Pharmaceuticals PLC (a)	1,697,925

	Professional Services — 0.8%
15,085	ManpowerGroup, Inc.	1,523,283
21,126	Robert Half International, Inc.	972,852
53,794	TransUnion (a)	2,153,374
14,266	WageWorks, Inc. (a)	1,052,831
		5,702,340

	Real Estate Management & Development — 0.7%
4,400	Howard Hughes (The) Corp. (a)	541,684
18,512	Jones Lang LaSalle, Inc.	2,126,288
69,250	Realogy Holdings Corp.	2,115,588
		4,783,560

	Road & Rail — 1.5%
5,411	AMERCO	2,026,203
17,435	Avis Budget Group, Inc. (a)	531,767
30,401	Genesee & Wyoming, Inc., Class A (a)	2,059,972
65,805	Knight Transportation, Inc.	2,257,112
6,022	Landstar System, Inc.	514,580
12,056	Old Dominion Freight Line, Inc.	1,067,197
27,347	Ryder System, Inc.	1,857,135
		10,313,966

	Semiconductors & Semiconductor Equipment — 3.0%
21,593	Cavium, Inc. (a)	1,486,678
33,993	Cirrus Logic, Inc. (a)	2,187,450
19,294	Cree, Inc. (a)	422,153
187,408	Cypress Semiconductor Corp.	2,625,586
110,202	Entegris, Inc. (a)	2,733,010
21,789	Integrated Device Technology, Inc. (a)	522,718
21,357	MACOM Technology Solutions Holdings, Inc. (a)	1,043,930
30,025	Microsemi Corp. (a)	1,409,373
37,508	MKS Instruments, Inc.	2,935,001
16,800	Monolithic Power Systems, Inc.	1,537,200
166,475	ON Semiconductor Corp. (a)	2,360,615
28,050	Silicon Laboratories, Inc. (a)	1,995,758
		21,259,472

	Software — 3.5%
35,014	Aspen Technology, Inc. (a)	2,153,011
20,182	Blackbaud, Inc.	1,622,835
65,700	Cadence Design Systems, Inc. (a)	2,139,849
5,142	Ellie Mae, Inc. (a)	523,250
3,998	Fair Isaac Corp.	541,649

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
40,345	Fortinet, Inc. (a)	$1,573,455
35,872	Paycom Software, Inc. (a)	2,161,288
58,808	Pegasystems, Inc.	2,678,704
13,872	Proofpoint, Inc. (a)	1,045,533
19,629	PTC, Inc. (a)	1,060,947
73,889	RealPage, Inc. (a)	2,737,587
24,839	Splunk, Inc. (a)	1,597,396
43,707	SS&C Technologies Holdings, Inc.	1,605,795
10,407	Tableau Software, Inc., Class A (a)	558,648
34,805	Take-Two Interactive Software, Inc. (a)	2,187,494
3,337	Tyler Technologies, Inc. (a)	545,900
		24,733,341

	Specialty Retail — 3.9%
183,801	American Eagle Outfitters, Inc.	2,589,756
60,978	AutoNation, Inc. (a)	2,561,076
65,352	Bed Bath & Beyond, Inc.	2,532,390
26,505	Burlington Stores, Inc. (a)	2,621,875
42,397	Dick’s Sporting Goods, Inc.	2,143,168
114,357	GameStop Corp., Class A	2,594,760
69,104	Michaels (The) Cos., Inc. (a)	1,614,269
44,073	Penske Automotive Group, Inc.	2,102,723
75,695	Sally Beauty Holdings, Inc. (a)	1,439,719
37,227	Signet Jewelers Ltd.	2,451,026
108,533	Urban Outfitters, Inc. (a)	2,483,235
48,093	Williams-Sonoma, Inc.	2,599,427
		27,733,424

	Technology Hardware, Storage & Peripherals — 0.4%
56,452	NCR Corp. (a)	2,328,645
70,265	Xerox Corp.	505,205
		2,833,850

	Textiles, Apparel & Luxury Goods — 1.2%
17,230	Carter’s, Inc.	1,585,849
26,336	Columbia Sportswear Co.	1,491,144
24,923	PVH Corp.	2,517,971
12,637	Ralph Lauren Corp.	1,020,059
75,155	Skechers U.S.A., Inc., Class A (a)	1,897,664
		8,512,687

	Thrifts & Mortgage Finance — 1.5%
71,295	Essent Group Ltd. (a)	2,638,628
254,563	MGIC Investment Corp. (a)	2,683,094
110,755	New York Community Bancorp, Inc.	1,471,934
143,581	Radian Group, Inc.	2,423,647
31,164	Washington Federal, Inc.	1,050,227
		10,267,530

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 1.2%
66,549	Air Lease Corp.	$2,538,179
31,473	Beacon Roofing Supply, Inc. (a)	1,560,117
10,038	MSC Industrial Direct Co., Inc., Class A	898,702
84,107	Univar, Inc. (a)	2,510,594
3,602	Watsco, Inc.	499,957
7,415	WESCO International, Inc. (a)	451,944
		8,459,493

	Transportation Infrastructure — 0.1%
12,799	Macquarie Infrastructure Corp.	1,041,455

	Water Utilities — 0.2%
32,084	Aqua America, Inc.	1,061,660

	Wireless Telecommunication Services — 0.4%
97,274	Telephone & Data Systems, Inc.	2,671,144
	Total Common Stocks — 100.0%	702,686,374
	(Cost $628,525,593)

	Money Market Funds — 0.5%
3,001,287	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	3,001,287
629,824	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.61% (c)	629,824
	Total Money Market Funds — 0.5%	3,631,111
	(Cost $3,631,111)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$39,750	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $39,752. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $40,679. (d)	39,750

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$4,499,925	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $4,500,214. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $4,610,010. (d)	$4,499,925
	Total Repurchase Agreements — 0.6%	4,539,675
	(Cost $4,539,675)

	Total Investments — 101.1%	710,857,160
	(Cost $636,696,379) (e)
	Net Other Assets and Liabilities — (1.1)%	(7,801,568)
	Net Assets — 100.0%	$703,055,592

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,264,903 and the total value of the collateral held by the Fund is $7,540,962.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $85,320,999 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,160,218.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$702,686,374	$—	$—
Money Market Funds	3,631,111	—	—
Repurchase Agreements	—	4,539,675	—
Total Investments	$706,317,485	$4,539,675	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.5%
36,438	AAR Corp.	$1,311,404
56,472	Aerojet Rocketdyne Holdings, Inc. (a)	1,265,538
13,442	Axon Enterprise, Inc. (a) (b)	330,404
10,586	Engility Holdings, Inc. (a)	300,113
39,227	Mercury Systems, Inc. (a)	1,466,305
13,646	Moog, Inc., Class A (a)	936,798
134,367	Wesco Aircraft Holdings, Inc. (a)	1,632,559
		7,243,121

	Air Freight & Logistics — 0.8%
57,263	Air Transport Services Group, Inc. (a)	1,053,067
27,625	Atlas Air Worldwide Holdings, Inc. (a)	1,602,250
6,440	Forward Air Corp.	342,415
19,808	Hub Group, Inc., Class A (a)	775,483
		3,773,215

	Airlines — 0.3%
35,779	SkyWest, Inc.	1,330,979

	Auto Components — 1.7%
81,565	American Axle & Manufacturing Holdings, Inc. (a)	1,434,728
34,539	Cooper Tire & Rubber Co.	1,322,844
11,047	Cooper-Standard Holdings, Inc. (a)	1,249,084
14,921	Dorman Products, Inc. (a)	1,240,681
42,698	Fox Factory Holding Corp. (a)	1,283,075
23,415	Gentherm, Inc. (a)	869,867
18,703	Standard Motor Products, Inc.	950,674
		8,350,953

	Automobiles — 0.2%
41,895	Winnebago Industries, Inc.	1,202,387

	Banks — 7.5%
19,575	1st Source Corp.	945,668
26,582	Ameris Bancorp	1,252,012
6,816	BancFirst Corp.	654,677
22,024	Banner Corp.	1,215,725
16,996	Berkshire Hills Bancorp, Inc.	637,350
37,360	Boston Private Financial Holdings, Inc.	582,816
39,151	Brookline Bancorp, Inc.	569,647
14,118	Capital Bank Financial Corp., Class A	585,897
47,313	CenterState Banks, Inc.	1,193,707
20,063	Central Pacific Financial Corp.	627,571
9,503	City Holding Co.	675,568
13,393	Community Trust Bancorp, Inc.	602,015
25,267	ConnectOne Bancorp, Inc.	560,928
19,433	Customers Bancorp, Inc. (a)	601,063

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
5,131	Eagle Bancorp, Inc. (a)	$307,347
21,676	Enterprise Financial Services Corp.	915,811
24,731	FCB Financial Holdings, Inc., Class A (a)	1,168,540
216,890	First BanCorp (a)	1,275,313
20,841	First Busey Corp.	624,188
46,207	First Commonwealth Financial Corp.	596,532
33,482	First Financial Bancorp	925,777
15,453	First Interstate BancSystem, Inc., Class A	583,351
31,166	First Merchants Corp.	1,289,649
12,937	First Midwest Bancorp, Inc.	293,799
9,963	Hanmi Financial Corp.	289,425
18,400	Heartland Financial USA, Inc.	883,200
23,368	Horizon Bancorp	630,702
4,714	Independent Bank Corp.	298,396
23,822	Independent Bank Group, Inc.	1,432,893
46,892	Lakeland Bancorp, Inc.	912,050
7,105	Lakeland Financial Corp.	324,414
23,035	LegacyTexas Financial Group, Inc.	870,953
18,606	MainSource Financial Group, Inc.	636,325
37,705	National Bank Holdings Corp., Class A	1,190,347
8,265	NBT Bancorp, Inc.	315,558
17,658	Old National Bancorp	296,654
31,787	Pacific Premier Bancorp, Inc. (a)	1,161,815
15,437	Renasant Corp.	654,529
8,854	S&T Bancorp, Inc.	318,390
22,422	Sandy Spring Bancorp, Inc.	969,752
51,102	Seacoast Banking Corp. of Florida (a)	1,236,668
25,263	ServisFirst Bancshares, Inc.	954,941
5,555	Simmons First National Corp., Class A	303,581
11,729	State Bank Financial Corp.	315,041
7,537	Stock Yards Bancorp, Inc.	309,017
18,911	TowneBank	613,662
17,245	TriCo Bancshares	611,508
19,274	Trustmark Corp.	640,282
26,124	Union Bankshares Corp.	894,486
33,192	United Community Banks, Inc.	907,801
6,214	Washington Trust Bancorp, Inc.	305,729
		36,963,070

	Beverages — 0.6%
6,353	Boston Beer (The) Co., Inc., Class A (a) (b)	917,056
1,487	Coca-Cola Bottling Co. Consolidated	315,036

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Beverages (Continued)
18,121	National Beverage Corp.	$1,605,339
		2,837,431

	Biotechnology — 3.4%
10,492	Agios Pharmaceuticals, Inc. (a)	521,557
137,073	Array BioPharma, Inc. (a)	1,188,423
38,304	Blueprint Medicines Corp. (a)	1,784,200
14,775	Eagle Pharmaceuticals, Inc. (a) (b)	1,338,467
42,198	Emergent BioSolutions, Inc. (a)	1,262,142
64,851	Exact Sciences Corp. (a)	1,946,179
12,428	FibroGen, Inc. (a)	347,984
19,458	Genomic Health, Inc. (a)	639,390
47,277	Halozyme Therapeutics, Inc. (a)	659,042
53,873	Ironwood Pharmaceuticals, Inc. (a)	879,208
2,895	Ligand Pharmaceuticals, Inc. (a)	321,837
64,293	MiMedx Group, Inc. (a) (b)	815,878
22,948	Momenta Pharmaceuticals, Inc. (a)	329,304
63,824	Myriad Genetics, Inc. (a)	1,173,723
39,085	Portola Pharmaceuticals, Inc. (a)	1,563,009
26,110	Repligen Corp. (a)	960,587
20,700	Sarepta Therapeutics, Inc. (a)	750,582
12,808	Xencor, Inc. (a)	328,781
		16,810,293

	Building Products — 3.3%
17,333	AAON, Inc.	635,255
13,989	Advanced Drainage Systems, Inc.	322,446
13,349	American Woodmark Corp. (a)	1,226,773
25,697	Apogee Enterprises, Inc.	1,400,487
6,653	Armstrong World Industries, Inc. (a)	311,028
102,804	Builders FirstSource, Inc. (a)	1,645,892
50,018	Continental Building Products, Inc. (a)	1,217,938
14,871	Gibraltar Industries, Inc. (a)	583,687
62,141	Griffon Corp.	1,491,384
71,454	NCI Building Systems, Inc. (a)	1,250,445
17,284	Patrick Industries, Inc. (a)	1,228,028
77,755	Ply Gem Holdings, Inc. (a)	1,496,784
21,329	Simpson Manufacturing Co., Inc.	889,633
17,660	Trex Co., Inc. (a)	1,292,535
12,436	Universal Forest Products, Inc.	1,185,026
		16,177,341

	Capital Markets — 0.9%
7,665	Cohen & Steers, Inc.	305,834
28,138	Financial Engines, Inc.	1,195,865
41,824	Greenhill & Co., Inc.	1,058,147
90,105	Waddell & Reed Financial, Inc., Class A (b)	1,620,989
		4,180,835

	Chemicals — 2.3%
9,741	A. Schulman, Inc.	308,303

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
41,966	Calgon Carbon Corp.	$610,605
12,845	Chase Corp.	1,316,612
60,505	Ferro Corp. (a)	1,084,250
28,149	GCP Applied Technologies, Inc. (a)	926,102
17,029	Innophos Holdings, Inc.	816,370
18,926	Innospec, Inc.	1,249,116
28,935	Koppers Holdings, Inc. (a)	1,228,291
49,541	Kraton Corp. (a)	1,620,486
6,981	Quaker Chemical Corp.	1,009,453
11,661	Stepan Co.	988,853
		11,158,441

	Commercial Services & Supplies — 3.0%
93,188	ACCO Brands Corp. (a)	1,327,929
15,853	Brady Corp., Class A	617,474
28,658	Brink’s (The) Co.	1,759,601
38,841	Herman Miller, Inc.	1,285,637
13,293	HNI Corp.	621,581
32,163	Interface, Inc.	640,044
38,600	Knoll, Inc.	924,856
4,529	Matthews International Corp., Class A	310,463
36,504	McGrath RentCorp	1,270,704
30,134	Mobile Mini, Inc.	864,846
4,315	Multi-Color Corp.	331,392
24,276	Quad/Graphics, Inc.	637,488
73,160	Steelcase, Inc., Class A	1,247,378
11,325	Team, Inc. (a)	304,642
8,663	UniFirst Corp.	1,205,889
20,334	Viad Corp.	919,097
12,546	West Corp.	334,853
		14,603,874

	Communications Equipment — 1.0%
29,528	ADTRAN, Inc.	590,560
26,897	EchoStar Corp., Class A (a)	1,548,191
28,712	Lumentum Holdings, Inc. (a)	1,227,438
93,592	Oclaro, Inc. (a) (b)	749,672
5,662	Plantronics, Inc.	309,145
28,578	Viavi Solutions, Inc. (a)	285,780
		4,710,786

	Construction & Engineering — 1.2%
53,489	Aegion Corp. (a)	1,220,619
18,525	Argan, Inc.	1,238,396
16,718	Comfort Systems USA, Inc.	613,551
12,208	Granite Construction, Inc.	643,484
26,387	Primoris Services Corp.	606,109
48,169	Tutor Perini Corp. (a)	1,486,014
		5,808,173

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 1.0%
49,734	Encore Capital Group, Inc. (a) (b)	$1,658,629
12,466	FirstCash, Inc.	647,609
9,183	Green Dot Corp., Class A (a)	314,885
27,939	Nelnet, Inc., Class A	1,257,534
27,724	PRA Group, Inc. (a)	892,713
		4,771,370

	Distributors — 0.1%
19,645	Core-Mark Holding Co., Inc.	687,968

	Diversified Consumer Services — 1.3%
10,809	Capella Education Co.	1,030,098
25,926	DeVry Education Group, Inc.	981,299
63,991	K12, Inc. (a)	1,206,230
26,945	Sotheby’s (a)	1,276,115
15,224	Strayer Education, Inc.	1,320,073
19,675	Weight Watchers International, Inc. (a) (b)	410,814
		6,224,629

	Diversified Telecommunication Services — 0.8%
13,052	ATN International, Inc.	903,068
14,233	Cogent Communications Holdings, Inc.	640,485
191,473	Globalstar, Inc. (a) (b)	365,713
158,734	Iridium Communications, Inc. (a) (b)	1,682,580
48,474	Vonage Holdings Corp. (a)	325,261
		3,917,107

	Electric Utilities — 0.5%
24,266	El Paso Electric Co.	1,252,126
4,714	MGE Energy, Inc.	303,110
24,250	Otter Tail Corp.	957,875
		2,513,111

	Electrical Equipment — 0.7%
23,315	Atkore International Group, Inc. (a)	612,252
15,446	AZZ, Inc.	912,086
19,980	Encore Wire Corp.	883,116
51,201	General Cable Corp.	921,618
		3,329,072

	Electronic Equipment, Instruments & Components — 2.5%
8,336	Badger Meter, Inc.	331,356
38,536	Benchmark Electronics, Inc. (a)	1,221,591
21,867	Fabrinet (a)	758,129
42,490	II-VI, Inc. (a)	1,408,544
22,367	Insight Enterprises, Inc. (a)	941,651
15,141	Itron, Inc. (a)	981,894
20,155	Methode Electronics, Inc.	897,905

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
4,197	OSI Systems, Inc. (a)	$324,848
15,901	Plexus Corp. (a)	826,693
7,135	Rogers Corp. (a)	734,477
39,027	ScanSource, Inc. (a)	1,541,566
94,965	TTM Technologies, Inc. (a)	1,588,764
55,870	Vishay Intertechnology, Inc.	913,475
		12,470,893

	Energy Equipment & Services — 1.4%
98,825	Archrock, Inc.	1,166,135
160,733	Atwood Oceanics, Inc. (a) (b)	1,258,539
22,465	Dril-Quip, Inc. (a)	1,158,071
48,705	Exterran Corp. (a)	1,333,056
39,428	Helix Energy Solutions Group, Inc. (a)	241,299
136,159	McDermott International, Inc. (a)	890,480
9,241	Oil States International, Inc. (a)	274,920
25,361	Unit Corp. (a)	545,008
		6,867,508

	Equity Real Estate Investment Trusts — 4.0%
45,606	Care Capital Properties, Inc.	1,225,433
36,427	CareTrust REIT, Inc.	619,987
160,565	CBL & Associates Properties, Inc.	1,485,226
63,931	Chesapeake Lodging Trust	1,490,232
137,380	DiamondRock Hospitality Co.	1,512,554
26,838	Four Corners Property Trust, Inc.	626,131
75,706	Franklin Street Properties Corp.	918,314
58,549	Government Properties Income Trust	1,248,265
81,521	Hersha Hospitality Trust	1,503,247
25,962	iStar, Inc. (a)	317,515
30,035	New Senior Investment Group, Inc.	312,965
15,402	Parkway, Inc.	310,350
41,952	Pebblebrook Hotel Trust (b)	1,248,491
109,257	Ramco-Gershenson Properties Trust	1,456,396
13,604	Rexford Industrial Realty, Inc.	339,284
32,906	Sabra Health Care REIT, Inc.	894,714
38,343	Summit Hotel Properties, Inc.	633,810
35,295	Tier REIT, Inc.	610,956
141,016	Washington Prime Group, Inc.	1,240,941
89,736	Xenia Hotels & Resorts, Inc.	1,566,791
		19,561,602

	Food & Staples Retailing — 1.4%
24,250	Andersons (The), Inc.	905,737
25,744	Performance Food Group Co. (a)	641,025
75,956	Smart & Final Stores, Inc. (a)	896,281
35,022	SpartanNash Co.	1,288,810

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
79,367	SUPERVALU, Inc. (a)	$325,405
35,433	United Natural Foods, Inc. (a)	1,471,532
25,680	Weis Markets, Inc.	1,484,561
		7,013,351

	Food Products — 1.1%
5,056	Calavo Growers, Inc.	331,673
105,495	Darling Ingredients, Inc. (a)	1,596,139
62,331	Dean Foods Co.	1,230,414
2,260	J&J Snack Foods Corp.	304,151
14,751	Sanderson Farms, Inc.	1,707,871
8,202	Tootsie Roll Industries, Inc. (b)	306,345
		5,476,593

	Gas Utilities — 0.3%
8,854	Chesapeake Utilities Corp.	648,998
15,551	Northwest Natural Gas Co.	926,840
		1,575,838

	Health Care Equipment & Supplies — 2.9%
8,073	Analogic Corp.	580,045
43,340	Cardiovascular Systems, Inc. (a)	1,294,566
6,898	CONMED Corp.	339,106
29,859	Glaukos Corp. (a)	1,419,198
20,686	Globus Medical, Inc., Class A (a)	627,406
16,086	Halyard Health, Inc. (a)	635,397
6,019	ICU Medical, Inc. (a)	925,722
19,750	Inogen, Inc. (a)	1,637,078
14,220	Insulet Corp. (a)	617,290
15,241	Integer Holdings Corp. (a)	560,107
29,874	K2M Group Holdings, Inc. (a)	661,709
42,402	Merit Medical Systems, Inc. (a)	1,428,948
15,610	Natus Medical, Inc. (a)	546,350
22,837	NxStage Medical, Inc. (a)	682,598
14,685	Penumbra, Inc. (a)	1,254,833
42,075	Spectranetics (The) Corp. (a)	1,203,345
		14,413,698

	Health Care Providers & Services — 3.4%
17,989	Amedisys, Inc. (a)	975,004
37,729	AMN Healthcare Services, Inc. (a)	1,541,230
57,622	Diplomat Pharmacy, Inc. (a)	898,903
65,182	Ensign Group (The), Inc.	1,170,017
11,367	LHC Group, Inc. (a)	614,955
23,386	LifePoint Health, Inc. (a)	1,453,440
22,183	Magellan Health, Inc. (a)	1,526,190
17,187	National HealthCare Corp.	1,279,056
26,563	Owens & Minor, Inc.	920,408
28,875	Premier, Inc., Class A (a)	975,975
68,844	Select Medical Holdings Corp. (a)	946,605
78,553	Surgery Partners, Inc. (a)	1,351,112
61,272	Teladoc, Inc. (a) (b)	1,519,546

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
17,299	Tenet Healthcare Corp. (a) (b)	$271,075
31,584	Tivity Health, Inc. (a)	1,061,222
4,692	U.S. Physical Therapy, Inc.	307,795
		16,812,533

	Health Care Technology — 0.4%
24,161	Allscripts Healthcare Solutions, Inc. (a)	289,207
54,952	Evolent Health, Inc., Class A (a)	1,277,634
30,139	HMS Holdings Corp. (a)	616,945
		2,183,786

	Hotels, Restaurants & Leisure — 3.8%
3,546	Biglari Holdings, Inc. (a)	1,512,830
30,333	BJ’s Restaurants, Inc. (a)	1,368,018
15,527	Bloomin’ Brands, Inc.	336,781
55,676	Boyd Gaming Corp. (a)	1,262,732
6,969	Brinker International, Inc.	307,960
128,317	Caesars Entertainment Corp. (a) (b)	1,424,319
3,857	Churchill Downs, Inc.	643,348
10,030	Dave & Buster’s Entertainment, Inc. (a)	642,020
49,533	Denny’s Corp. (a)	629,069
16,888	DineEquity, Inc.	954,847
17,026	Hyatt Hotels Corp., Class A (a)	944,943
41,455	International Speedway Corp., Class A	1,537,980
61,247	Intrawest Resorts Holdings, Inc. (a)	1,444,204
22,660	La Quinta Holdings, Inc. (a)	319,733
15,329	Marriott Vacations Worldwide Corp.	1,688,949
66,491	Penn National Gaming, Inc. (a)	1,228,754
64,769	Scientific Games Corp., Class A (a)	1,538,264
16,768	SeaWorld Entertainment, Inc.	293,943
10,833	Wingstop, Inc. (b)	318,815
		18,397,509

	Household Durables — 2.6%
2,632	Cavco Industries, Inc. (a)	312,550
39,981	Ethan Allen Interiors, Inc.	1,191,434
29,039	Installed Building Products, Inc. (a)	1,549,231
23,160	iRobot Corp. (a)	1,846,778
61,642	KB Home	1,269,825
45,386	La-Z-Boy, Inc.	1,266,269
40,780	M.D.C. Holdings, Inc.	1,264,588
41,624	Meritage Homes Corp. (a)	1,621,255
13,037	TopBuild Corp. (a)	667,364
122,152	TRI Pointe Group, Inc. (a)	1,520,792

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
4,473	Universal Electronics, Inc. (a)	$309,979
		12,820,065

	Household Products — 0.3%
44,118	Central Garden & Pet Co., Class A (a)	1,554,277

	Independent Power and Renewable Electricity Producers — 0.2%
51,925	NRG Yield, Inc., Class C	919,072

	Industrial Conglomerates — 0.1%
10,546	Raven Industries, Inc.	326,926

	Insurance — 3.2%
81,219	Ambac Financial Group, Inc. (a)	1,578,085
12,964	American Equity Investment Life Holding Co.	307,506
9,441	AMERISAFE, Inc.	543,330
22,593	Argo Group International Holdings Ltd.	1,490,008
32,291	Employers Holdings, Inc.	1,291,640
14,042	FBL Financial Group, Inc., Class A	933,793
7,463	Horace Mann Educators Corp.	288,445
9,624	Infinity Property & Casualty Corp.	955,182
14,296	James River Group Holdings Ltd.	622,734
7,678	Kemper Corp.	302,129
43,765	Maiden Holdings Ltd.	540,498
4,029	National Western Life Group, Inc., Class A	1,233,841
11,284	Navigators Group (The), Inc.	609,900
17,481	Safety Insurance Group, Inc.	1,265,624
19,492	Selective Insurance Group, Inc.	1,029,178
11,160	State Auto Financial Corp.	299,869
20,803	Stewart Information Services Corp.	986,894
25,319	Third Point Reinsurance Ltd. (a)	306,360
14,326	United Fire Group, Inc.	630,344
25,009	Universal Insurance Holdings, Inc.	651,485
		15,866,845

	Internet & Direct Marketing Retail — 1.0%
28,820	Etsy, Inc. (a)	310,103
16,515	HSN, Inc.	609,403
86,910	Liberty TripAdvisor Holdings, Inc., Class A (a)	1,277,577
27,600	Nutrisystem, Inc.	1,475,220
6,344	Shutterfly, Inc. (a)	329,254
22,698	Wayfair, Inc., Class A (a) (b)	1,037,526
		5,039,083

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services — 2.2%
30,898	2U, Inc. (a)	$1,402,769
19,932	Alarm.com Holdings, Inc. (a)	649,983
56,350	Box, Inc., Class A (a)	971,474
9,485	Envestnet, Inc. (a)	330,078
74,449	Five9, Inc. (a)	1,358,322
25,163	GTT Communications, Inc. (a)	691,983
24,793	New Relic, Inc. (a)	991,224
35,163	Q2 Holdings, Inc. (a)	1,341,468
5,177	Stamps.com, Inc. (a)	549,539
99,017	TrueCar, Inc. (a) (b)	1,734,778
15,873	Web.com Group, Inc. (a)	306,349
5,815	WebMD Health Corp. (a)	315,347
		10,643,314

	IT Services — 1.1%
10,761	Acxiom Corp. (a)	310,993
72,424	Convergys Corp.	1,630,264
35,386	ManTech International Corp., Class A	1,256,203
52,101	Sykes Enterprises, Inc. (a)	1,553,131
20,700	TeleTech Holdings, Inc.	646,875
		5,397,466

	Leisure Products — 1.0%
77,324	American Outdoor Brands Corp. (a) (b)	1,712,726
138,373	Callaway Golf Co.	1,639,720
28,604	Sturm Ruger & Co., Inc. (b)	1,729,112
		5,081,558

	Life Sciences Tools & Services — 0.4%
25,319	Accelerate Diagnostics, Inc. (a) (b)	691,209
16,695	Cambrex Corp. (a)	990,848
16,677	Luminex Corp.	314,028
		1,996,085

	Machinery — 4.8%
11,627	Actuant Corp., Class A	317,417
12,063	Alamo Group, Inc.	953,701
19,958	Albany International Corp., Class A	972,953
37,270	American Railcar Industries, Inc. (b)	1,563,477
9,964	Astec Industries, Inc.	631,219
40,939	Briggs & Stratton Corp.	1,023,066
26,304	Chart Industries, Inc. (a)	960,359
12,915	EnPro Industries, Inc.	912,445
15,819	ESCO Technologies, Inc.	930,948
88,734	Federal Signal Corp.	1,385,138
14,233	Franklin Electric Co., Inc.	584,976
19,513	Gorman-Rupp (The) Co.	558,462
35,540	Greenbrier (The) Cos., Inc. (b)	1,544,213
72,084	Harsco Corp. (a)	940,696

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
17,091	Hillenbrand, Inc.	$630,658
3,476	Lindsay Corp. (b)	301,925
11,431	Lydall, Inc. (a)	598,984
71,537	Meritor, Inc. (a)	1,274,074
16,462	Milacron Holdings Corp. (a)	309,815
26,850	Mueller Industries, Inc.	860,274
12,443	Navistar International Corp. (a)	334,841
11,991	Proto Labs, Inc. (a)	695,478
9,467	RBC Bearings, Inc. (a)	949,540
13,273	Rexnord Corp. (a)	323,861
26,478	SPX FLOW, Inc. (a)	956,915
3,059	Standex International Corp.	287,393
8,484	Sun Hydraulics Corp.	329,519
4,216	Tennant Co.	308,822
74,035	Wabash National Corp.	1,686,517
9,827	Watts Water Technologies, Inc., Class A	611,239
		23,738,925

	Marine — 0.2%
28,938	Matson, Inc.	917,335

	Media — 1.6%
39,210	E.W. Scripps (The) Co., Class A (a)	873,599
182,790	Gannett Co., Inc.	1,528,125
4,742	Meredith Corp.	277,644
26,241	MSG Networks, Inc., Class A (a)	654,713
107,796	New Media Investment Group, Inc.	1,418,595
28,786	Scholastic Corp.	1,244,419
37,822	Sinclair Broadcast Group, Inc., Class A	1,492,078
15,832	Time, Inc.	240,646
		7,729,819

	Metals & Mining — 1.2%
17,058	Allegheny Technologies, Inc. (b)	313,014
16,427	Carpenter Technology Corp.	666,936
120,708	Century Aluminum Co. (a)	1,646,457
111,945	Cliffs Natural Resources, Inc. (a)	752,271
48,043	Commercial Metals Co.	895,522
19,171	Kaiser Aluminum Corp.	1,618,224
		5,892,424

	Mortgage Real Estate Investment Trusts — 1.4%
81,435	Apollo Commercial Real Estate Finance, Inc.	1,570,881
87,198	Capstead Mortgage Corp.	971,386
38,536	CYS Investments, Inc.	328,712
99,338	Invesco Mortgage Capital, Inc.	1,620,203
42,432	Ladder Capital Corp.	620,780
86,298	PennyMac Mortgage Investment Trust	1,543,008

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
18,444	Redwood Trust, Inc.	$314,839
		6,969,809

	Multiline Retail — 1.2%
25,174	Big Lots, Inc.	1,271,035
29,322	Dillard’s, Inc., Class A	1,623,559
198,933	JC Penney Co., Inc. (a) (b)	1,070,260
45,725	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,751,267
		5,716,121

	Oil, Gas & Consumable Fuels — 0.5%
20,370	California Resources Corp. (a) (b)	238,329
30,514	CVR Energy, Inc. (b)	667,952
49,512	Green Plains, Inc.	1,138,776
64,226	Sanchez Energy Corp. (a) (b)	497,109
		2,542,166

	Paper & Forest Products — 1.5%
45,896	Boise Cascade Co. (a)	1,399,828
21,882	Clearwater Paper Corp. (a)	1,063,465
66,311	KapStone Paper and Packaging Corp.	1,398,499
12,304	Neenah Paper, Inc.	964,019
56,367	P.H. Glatfelter Co.	1,212,454
29,585	Schweitzer-Mauduit International, Inc.	1,273,634
		7,311,899

	Personal Products — 0.3%
8,382	Inter Parfums, Inc.	318,097
11,000	Revlon, Inc., Class A (a)	285,450
15,956	USANA Health Sciences, Inc. (a)	907,098
		1,510,645

	Pharmaceuticals — 0.9%
12,723	Akorn, Inc. (a)	425,584
139,762	Corcept Therapeutics, Inc. (a)	1,333,329
26,945	Dermira, Inc. (a)	917,747
66,455	Innoviva, Inc. (a)	783,172
26,106	Nektar Therapeutics (a)	495,231
8,320	Theravance Biopharma, Inc. (a) (b)	335,546
		4,290,609

	Professional Services — 2.3%
13,092	Advisory Board (The) Co. (a)	669,001
5,144	Exponent, Inc.	314,556
29,765	FTI Consulting, Inc. (a)	1,029,571
29,107	Huron Consulting Group, Inc. (a)	1,295,261
37,090	ICF International, Inc. (a)	1,637,524
17,279	Insperity, Inc.	1,578,437
29,186	Korn/Ferry International	945,626

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
67,008	Navigant Consulting, Inc. (a)	$1,606,182
12,625	On Assignment, Inc. (a)	653,596
53,003	TriNet Group, Inc. (a)	1,558,288
		11,288,042

	Real Estate Management & Development — 0.4%
13,799	Kennedy-Wilson Holdings, Inc.	281,499
37,391	Marcus & Millichap, Inc. (a)	964,688
15,460	RE/MAX Holdings, Inc., Class A	914,459
		2,160,646

	Road & Rail — 1.3%
58,915	ArcBest Corp.	1,558,302
45,839	Heartland Express, Inc.	922,281
27,662	Saia, Inc. (a)	1,331,925
44,746	Swift Transportation Co. (a)	1,099,857
58,465	Werner Enterprises, Inc.	1,596,094
		6,508,459

	Semiconductors & Semiconductor Equipment — 2.7%
17,874	Advanced Energy Industries, Inc. (a)	1,319,101
132,165	Amkor Technology, Inc. (a)	1,556,904
68,383	Brooks Automation, Inc.	1,727,355
19,995	Cabot Microelectronics Corp.	1,566,608
38,215	Diodes, Inc. (a)	893,849
103,411	FormFactor, Inc. (a)	1,147,862
12,550	Inphi Corp. (a)	519,821
54,609	MaxLinear, Inc. (a)	1,519,768
4,660	Power Integrations, Inc.	307,327
36,255	Semtech Corp. (a)	1,238,108
12,375	Synaptics, Inc. (a)	677,779
20,527	Veeco Instruments, Inc. (a)	677,391
		13,151,873

	Software — 2.2%
40,178	8x8, Inc. (a)	584,590
42,968	ACI Worldwide, Inc. (a)	923,382
26,513	Barracuda Networks, Inc. (a)	539,009
28,699	Callidus Software, Inc. (a)	604,114
15,005	Ebix, Inc. (b)	925,809
15,179	HubSpot, Inc. (a)	1,017,752
15,861	Paylocity Holding Corp. (a)	625,558
10,546	Progress Software Corp.	313,427
24,250	Qualys, Inc. (a)	931,200
54,127	RingCentral, Inc., Class A (a)	1,729,358
49,017	TiVo Corp.	968,086
38,536	Varonis Systems, Inc. (a)	1,210,030
21,851	Zendesk, Inc. (a)	628,216
		11,000,531

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 5.1%
51,506	Aaron’s, Inc.	$1,851,126
15,292	Asbury Automotive Group, Inc. (a)	935,870
359,574	Ascena Retail Group, Inc. (a)	1,405,934
82,354	Buckle (The), Inc. (b)	1,540,020
46,382	Caleres, Inc.	1,336,729
86,298	Chico’s FAS, Inc.	1,192,638
7,656	Children’s Place (The), Inc.	878,909
74,071	DSW, Inc., Class A	1,527,344
168,143	Express, Inc. (a)	1,451,074
14,148	Five Below, Inc. (a)	694,950
27,625	Genesco, Inc. (a)	1,472,413
16,542	Group 1 Automotive, Inc.	1,140,571
109,904	Guess?, Inc.	1,226,529
14,308	Lithia Motors, Inc., Class A	1,367,129
11,760	Monro Muffler Brake, Inc.	609,756
16,690	Murphy USA, Inc. (a)	1,161,123
328,356	Office Depot, Inc.	1,631,929
109,024	Party City Holdco, Inc. (a) (b)	1,744,384
37,075	Select Comfort Corp. (a)	1,145,618
31,829	Tile Shop Holdings, Inc.	679,549
		24,993,595

	Technology Hardware, Storage & Peripherals — 0.2%
6,274	Electronics For Imaging, Inc. (a)	287,224
36,255	Super Micro Computer, Inc. (a)	884,622
		1,171,846

	Textiles, Apparel & Luxury Goods — 1.3%
87,782	Fossil Group, Inc. (a)	1,514,239
69,976	G-III Apparel Group Ltd. (a)	1,658,431
39,564	Kate Spade & Co. (a)	688,414
21,402	Oxford Industries, Inc.	1,240,888
23,841	Steven Madden Ltd. (a)	907,150
12,269	Wolverine World Wide, Inc.	295,806
		6,304,928

	Thrifts & Mortgage Finance — 2.6%
19,147	Beneficial Bancorp, Inc.	306,352
23,448	BofI Holding, Inc. (a) (b)	560,173
60,366	Dime Community Bancshares, Inc.	1,174,119
43,471	Flagstar Bancorp, Inc. (a)	1,271,092
20,356	Kearny Financial Corp.	297,198
12,220	LendingTree, Inc. (a) (b)	1,721,798
33,482	Meridian Bancorp, Inc.	587,609
13,846	Meta Financial Group, Inc.	1,175,525
38,878	Nationstar Mortgage Holdings, Inc. (a)	626,325
18,192	Northwest Bancshares, Inc.	293,619
10,873	OceanFirst Financial Corp.	300,638
36,043	Oritani Financial Corp.	610,929

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
11,851	Provident Financial Services, Inc.	$304,452
39,027	TrustCo Bank Corp. NY	310,265
36,021	United Financial Bancorp, Inc.	622,083
36,743	Walker & Dunlop, Inc. (a)	1,647,923
20,002	WSFS Financial Corp.	944,094
		12,754,194

	Tobacco — 0.3%
21,650	Universal Corp.	1,590,192

	Trading Companies & Distributors — 2.0%
63,480	Aircastle Ltd.	1,499,398
4,953	Applied Industrial Technologies, Inc.	316,992
27,112	BMC Stock Holdings, Inc. (a)	631,710
25,128	GATX Corp. (b)	1,505,167
49,976	H&E Equipment Services, Inc.	1,055,493
19,096	Kaman Corp.	916,799
37,045	Rush Enterprises, Inc., Class A (a)	1,398,449
47,515	Triton International Ltd.	1,454,434
17,742	Veritiv Corp. (a)	916,374
		9,694,816

	Water Utilities — 0.2%
6,915	American States Water Co.	307,856
8,545	California Water Service Group	305,056
6,353	SJW Group	310,281
		923,193

	Wireless Telecommunication Services — 0.3%
41,033	United States Cellular Corp. (a)	1,607,673
	Total Common Stocks — 99.9%	490,781,898
	(Cost $441,568,279)

	Money Market Funds — 2.1%
9,704,137	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	9,704,137
419,721	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.61% (c)	419,721
	Total Money Market Funds — 2.1%	10,123,858
	(Cost $10,123,858)

Principal Value	Description	Value

	Repurchase Agreements — 3.0%
$128,523	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $128,531. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $131,529. (d)	$128,523
14,549,721	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $14,550,654. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $14,905,658. (d)	14,549,721
	Total Repurchase Agreements — 3.0%	14,678,244
	(Cost $14,678,244)

	Total Investments — 105.0%	515,584,000
	(Cost $466,370,381) (e)
	Net Other Assets and Liabilities — (5.0)%	(24,540,818)
	Net Assets — 100.0%	$491,043,182

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $23,755,016 and the total value of the collateral held by the Fund is $24,382,381.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $59,793,152 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,579,533.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$490,781,898	$—	$—
Money Market Funds	10,123,858	—	—
Repurchase Agreements	—	14,678,244	—
Total Investments	$500,905,756	$14,678,244	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.2%
22,143	L3 Technologies, Inc.	$3,803,503
11,682	Raytheon Co.	1,813,163
37,674	Rockwell Collins, Inc.	3,921,487
192,288	Textron, Inc.	8,972,158
32,625	United Technologies Corp.	3,882,049
		22,392,360

	Air Freight & Logistics — 0.7%
23,062	C.H. Robinson Worldwide, Inc.	1,676,608
31,544	Expeditors International of Washington, Inc.	1,769,303
18,752	FedEx Corp.	3,557,254
		7,003,165

	Airlines — 2.3%
126,383	American Airlines Group, Inc.	5,386,444
199,110	Delta Air Lines, Inc.	9,047,558
129,547	United Continental Holdings, Inc. (a)	9,095,495
		23,529,497

	Auto Components — 1.8%
254,196	Goodyear Tire & Rubber (The) Co.	9,209,521
64,633	Lear Corp.	9,220,544
		18,430,065

	Automobiles — 2.1%
786,181	Ford Motor Co.	9,017,496
258,796	General Motors Co.	8,964,693
60,501	Harley-Davidson, Inc.	3,437,062
		21,419,251

	Banks — 2.2%
119,603	BB&T Corp.	5,164,457
122,388	Citigroup, Inc.	7,235,579
44,456	PNC Financial Services Group (The), Inc.	5,323,606
96,050	Wells Fargo & Co.	5,171,332
		22,894,974

	Biotechnology — 0.9%
134,731	Gilead Sciences, Inc.	9,235,810

	Capital Markets — 3.8%
22,329	Affiliated Managers Group, Inc.	3,697,459
13,739	Ameriprise Financial, Inc.	1,756,531
113,193	Bank of New York Mellon (The) Corp.	5,326,863
217,167	Franklin Resources, Inc.	9,362,069
174,546	Invesco Ltd.	5,749,545
67,151	State Street Corp.	5,633,969
107,420	T. Rowe Price Group, Inc.	7,615,004
		39,141,440

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 3.2%
39,509	Air Products and Chemicals, Inc.	$5,551,015
113,263	Eastman Chemical Co.	9,032,724
80,283	LyondellBasell Industries N.V., Class A	6,804,787
250,886	Mosaic (The) Co.	6,756,360
80,948	Westlake Chemical Corp.	5,039,013
		33,183,899

	Communications Equipment — 1.3%
158,170	Cisco Systems, Inc.	5,388,852
263,055	Juniper Networks, Inc.	7,910,064
		13,298,916

	Consumer Finance — 2.5%
450,128	Ally Financial, Inc.	8,912,534
46,274	American Express Co.	3,667,215
105,596	Capital One Financial Corp.	8,487,806
155,862	Synchrony Financial	4,332,964
		25,400,519

	Containers & Packaging — 0.5%
102,748	WestRock Co.	5,503,183

	Distributors — 0.7%
19,291	Genuine Parts Co.	1,775,158
182,647	LKQ Corp. (a)	5,705,892
		7,481,050

	Diversified Financial Services — 0.7%
43,920	Berkshire Hathaway, Inc., Class B (a)	7,256,023

	Diversified Telecommunication Services — 2.3%
220,242	AT&T, Inc.	8,728,190
388,255	CenturyLink, Inc.	9,966,506
109,666	Verizon Communications, Inc.	5,034,766
		23,729,462

	Electric Utilities — 8.0%
92,408	Alliant Energy Corp.	3,633,483
54,532	American Electric Power Co., Inc.	3,698,906
65,187	Duke Energy Corp.	5,377,927
91,957	Edison International	7,353,801
70,382	Entergy Corp.	5,367,331
124,549	Eversource Energy	7,398,211
254,337	Exelon Corp.	8,807,690
41,653	NextEra Energy, Inc.	5,563,175
110,318	PG&E Corp.	7,396,822
87,800	Pinnacle West Capital Corp.	7,470,902
195,799	PPL Corp.	7,461,900
107,394	Southern (The) Co.	5,348,221

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
164,702	Xcel Energy, Inc.	$7,419,825
		82,298,194

	Electrical Equipment — 0.9%
32,959	AMETEK, Inc.	1,885,255
98,728	Eaton Corp. PLC	7,467,786
		9,353,041

	Electronic Equipment, Instruments & Components — 1.9%
338,934	Corning, Inc.	9,778,246
122,759	TE Connectivity Ltd.	9,497,864
		19,276,110

	Equity Real Estate Investment Trusts — 2.3%
117,027	HCP, Inc.	3,668,796
490,418	Host Hotels & Resorts, Inc.	8,803,003
50,141	SL Green Realty Corp.	5,261,295
431,145	VEREIT, Inc.	3,608,684
52,449	Weyerhaeuser Co.	1,776,448
		23,118,226

	Food & Staples Retailing — 3.3%
93,256	CVS Health Corp.	7,688,025
248,255	Kroger (The) Co.	7,360,761
21,460	Walgreens Boots Alliance, Inc.	1,857,148
101,561	Wal-Mart Stores, Inc.	7,635,356
246,328	Whole Foods Market, Inc.	8,958,949
		33,500,239

	Food Products — 3.9%
159,009	Archer-Daniels-Midland Co.	7,274,662
115,458	Bunge Ltd.	9,124,646
30,200	General Mills, Inc.	1,736,802
105,696	Hormel Foods Corp.	3,707,815
44,389	Ingredion, Inc.	5,496,246
27,918	J.M. Smucker (The) Co.	3,537,769
148,288	Tyson Foods, Inc., Class A	9,528,987
		40,406,927

	Gas Utilities — 1.1%
67,679	Atmos Energy Corp.	5,483,353
108,221	UGI Corp.	5,428,365
		10,911,718

	Health Care Equipment & Supplies — 1.5%
176,454	Baxter International, Inc.	9,824,958
42,791	Danaher Corp.	3,565,774
28,541	DENTSPLY SIRONA, Inc.	1,804,933
		15,195,665

	Health Care Providers & Services — 4.5%
13,975	Aetna, Inc.	1,887,603

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
44,268	Anthem, Inc.	$7,874,835
21,856	Cardinal Health, Inc.	1,586,527
51,366	Centene Corp. (a)	3,821,630
12,159	Cigna Corp.	1,901,303
107,705	DaVita, Inc. (a)	7,432,722
138,842	Express Scripts Holding Co. (a)	8,516,568
12,019	McKesson Corp.	1,662,108
37,278	Quest Diagnostics, Inc.	3,933,202
58,824	Universal Health Services, Inc., Class B	7,103,586
		45,720,084

	Hotels, Restaurants & Leisure — 3.1%
48,337	Aramark	1,765,267
155,336	Carnival Corp.	9,595,105
43,753	Darden Restaurants, Inc.	3,727,318
31,219	Las Vegas Sands Corp.	1,841,609
74,615	Royal Caribbean Cruises Ltd.	7,953,959
196,553	Yum China Holdings, Inc. (a)	6,706,388
		31,589,646

	Household Durables — 2.9%
274,732	D.R. Horton, Inc.	9,035,935
104,606	Garmin Ltd.	5,318,169
143,011	Lennar Corp., Class A	7,222,056
42,726	Whirlpool Corp.	7,933,364
		29,509,524

	Industrial Conglomerates — 0.2%
14,264	Honeywell International, Inc.	1,870,581

	Insurance — 9.1%
73,816	Aflac, Inc.	5,527,342
5,949	Alleghany Corp. (a)	3,633,054
44,926	Allstate (The) Corp.	3,652,034
28,546	American International Group, Inc.	1,738,737
18,797	Arch Capital Group Ltd. (a)	1,822,745
31,516	Arthur J. Gallagher & Co.	1,758,908
39,242	Chubb Ltd.	5,385,964
24,665	Cincinnati Financial Corp.	1,778,100
39,146	Everest Re Group, Ltd.	9,853,440
188,002	FNF Group	7,698,682
76,149	Hartford Financial Services Group (The), Inc.	3,682,566
81,678	Lincoln National Corp.	5,385,031
57,999	Principal Financial Group, Inc.	3,777,475
68,628	Prudential Financial, Inc.	7,345,255
42,107	Reinsurance Group of America, Inc.	5,265,059
23,133	Torchmark Corp.	1,774,532
75,912	Travelers (The) Cos., Inc.	9,235,454
156,127	Unum Group	7,233,364
75,695	W. R. Berkley Corp.	5,145,746

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
44,708	XL Group Ltd.	$1,871,030
		93,564,518

	Internet & Direct Marketing Retail — 0.9%
457,100	Liberty Interactive Corp. QVC Group, Class A (a)	9,681,378

	IT Services — 0.8%
61,506	Cognizant Technology Solutions Corp., Class A (a)	3,704,506
30,698	International Business Machines Corp.	4,920,583
		8,625,089

	Leisure Products — 0.2%
69,583	Mattel, Inc.	1,560,051

	Life Sciences Tools & Services — 0.2%
11,602	Thermo Fisher Scientific, Inc.	1,918,159

	Machinery — 1.1%
35,351	Cummins, Inc.	5,335,880
22,185	Dover Corp.	1,749,953
27,556	Stanley Black & Decker, Inc.	3,751,749
		10,837,582

	Media — 1.5%
314,580	Discovery Communications, Inc., Class A (a)	9,053,613
72,527	Interpublic Group of Cos. (The), Inc.	1,709,461
55,020	Twenty-First Century Fox, Inc., Class A	1,680,311
78,522	Viacom, Inc., Class B	3,341,896
		15,785,281

	Metals & Mining — 0.7%
111,053	Newmont Mining Corp.	3,754,702
61,293	Nucor Corp.	3,759,100
		7,513,802

	Multiline Retail — 2.3%
104,995	Dollar General Corp.	7,634,186
246,999	Macy’s, Inc.	7,217,311
165,818	Target Corp.	9,260,935
		24,112,432

	Multi-Utilities — 5.4%
134,107	Ameren Corp.	7,334,312
132,773	CenterPoint Energy, Inc.	3,788,014
81,821	CMS Energy Corp.	3,714,673
94,273	Consolidated Edison, Inc.	7,473,963
52,354	DTE Energy Co.	5,475,705
165,074	Public Service Enterprise Group, Inc.	7,271,510

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
140,028	SCANA Corp.	$9,285,257
48,383	Sempra Energy	5,468,246
88,177	WEC Energy Group, Inc.	5,336,472
		55,148,152

	Oil, Gas & Consumable Fuels — 4.7%
49,788	Chevron Corp.	5,312,380
73,395	ConocoPhillips	3,516,354
44,637	Exxon Mobil Corp.	3,644,611
81,972	Kinder Morgan, Inc.	1,691,082
144,855	Marathon Petroleum Corp.	7,378,914
155,682	Noble Energy, Inc.	5,033,199
46,213	Phillips 66	3,676,706
112,898	Tesoro Corp.	8,999,100
138,044	Valero Energy Corp.	8,919,023
		48,171,369

	Pharmaceuticals — 1.6%
38,309	Allergan PLC	9,342,033
14,315	Johnson & Johnson	1,767,473
137,113	Mylan N.V. (a)	5,121,170
		16,230,676

	Real Estate Management & Development — 0.2%
51,228	CBRE Group, Inc., Class A (a)	1,834,475

	Road & Rail — 1.1%
85,361	Kansas City Southern	7,688,465
32,692	Norfolk Southern Corp.	3,840,983
		11,529,448

	Semiconductors & Semiconductor Equipment — 1.4%
253,707	Intel Corp.	9,171,508
93,233	QUALCOMM, Inc.	5,010,341
		14,181,849

	Software — 1.8%
230,793	CA, Inc.	7,576,934
39,944	Oracle Corp.	1,795,882
298,272	Symantec Corp.	9,434,344
		18,807,160

	Specialty Retail — 4.1%
12,019	Advance Auto Parts, Inc.	1,708,381
186,191	Best Buy Co., Inc.	9,646,556
97,853	Foot Locker, Inc.	7,567,951
376,743	Gap (The), Inc.	9,870,667
155,430	L Brands, Inc.	8,208,258
21,671	Lowe’s Cos., Inc.	1,839,434
22,528	TJX (The) Cos., Inc.	1,771,602
25,832	Tractor Supply Co.	1,599,259
		42,212,108

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 0.7%
204,730	HP, Inc.	$3,853,019
79,704	Seagate Technology PLC	3,357,929
		7,210,948

	Textiles, Apparel & Luxury Goods — 1.2%
88,567	Coach, Inc.	3,488,654
176,323	Hanesbrands, Inc.	3,845,605
31,973	NIKE, Inc., Class B	1,771,624
66,592	VF Corp.	3,637,921
		12,743,804

	Trading Companies & Distributors — 0.1%
7,653	W.W. Grainger, Inc.	1,474,733
	Total Common Stocks — 99.9%	1,025,792,583
	(Cost $939,598,590)

	Money Market Funds — 0.1%
615,662	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.61% (b)	615,662
	(Cost $615,662)

	Total Investments — 100.0%	1,026,408,245
	(Cost $940,214,252) (c)
	Net Other Assets and Liabilities — (0.0)%	(16,186)
	Net Assets — 100.0%	$1,026,392,059

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of April 30, 2017.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $97,518,463 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,324,470.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,025,792,583	$—	$—
Money Market Funds	615,662	—	—
Total Investments	$1,026,408,245	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 3.6%
31,780	Boeing (The) Co.	$5,873,897
24,018	General Dynamics Corp.	4,654,448
28,068	Huntington Ingalls Industries, Inc.	5,638,581
16,803	Lockheed Martin Corp.	4,527,568
9,453	Northrop Grumman Corp.	2,325,060
		23,019,554

	Airlines — 1.2%
35,605	Alaska Air Group, Inc.	3,029,629
83,640	Southwest Airlines Co.	4,702,241
		7,731,870

	Automobiles — 1.0%
20,196	Tesla, Inc. (a) (b)	6,342,958

	Banks — 8.9%
238,259	Bank of America Corp.	5,560,965
162,678	Citizens Financial Group, Inc.	5,971,910
47,880	Comerica, Inc.	3,385,116
129,274	Fifth Third Bancorp	3,158,164
35,003	First Republic Bank	3,236,377
167,901	Huntington Bancshares, Inc.	2,159,207
51,189	JPMorgan Chase & Co.	4,453,443
184,678	KeyCorp	3,368,527
29,061	M&T Bank Corp.	4,516,370
309,460	Regions Financial Corp.	4,255,075
7,376	Signature Bank (b)	1,021,207
81,310	SunTrust Banks, Inc.	4,619,221
24,163	SVB Financial Group (b)	4,251,238
43,654	U.S. Bancorp	2,238,577
107,059	Zions Bancorporation	4,285,572
		56,480,969

	Beverages — 0.3%
6,752	Constellation Brands, Inc., Class A	1,164,990
11,178	Dr Pepper Snapple Group, Inc.	1,024,464
		2,189,454

	Biotechnology — 5.0%
16,798	AbbVie, Inc.	1,107,660
56,130	Alkermes PLC (b)	3,269,572
6,671	Amgen, Inc.	1,089,508
26,388	Celgene Corp. (b)	3,273,431
42,046	Incyte Corp. (b)	5,225,477
89,413	Seattle Genetics, Inc. (b)	6,106,908
36,527	TESARO, Inc. (b)	5,391,020
51,400	Vertex Pharmaceuticals, Inc. (b)	6,080,620
		31,544,196

	Building Products — 0.7%
53,963	Fortune Brands Home & Security, Inc.	3,439,602
25,987	Johnson Controls International PLC	1,080,279
		4,519,881

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 5.4%
110,180	Charles Schwab (The) Corp.	$4,280,493
9,214	CME Group, Inc.	1,070,575
128,875	E*TRADE Financial Corp. (b)	4,452,631
19,575	Goldman Sachs Group (The), Inc.	4,380,885
54,844	Intercontinental Exchange, Inc.	3,301,609
9,769	Moody’s Corp.	1,155,868
104,959	Morgan Stanley	4,552,072
25,968	Northern Trust Corp.	2,337,120
73,702	Raymond James Financial, Inc.	5,492,273
25,116	S&P Global, Inc.	3,370,316
		34,393,842

	Chemicals — 2.0%
42,565	Albemarle Corp.	4,635,754
50,044	Celanese Corp., Series A	4,355,830
8,259	International Flavors & Fragrances, Inc.	1,144,615
7,249	Sherwin-Williams (The) Co.	2,426,095
		12,562,294

	Commercial Services & Supplies — 1.9%
35,534	Cintas Corp.	4,351,849
71,588	Republic Services, Inc.	4,509,328
45,030	Waste Management, Inc.	3,277,284
		12,138,461

	Communications Equipment — 1.7%
15,771	F5 Networks, Inc. (b)	2,036,509
50,512	Harris Corp.	5,651,788
38,085	Motorola Solutions, Inc.	3,274,167
		10,962,464

	Construction Materials — 0.5%
15,043	Martin Marietta Materials, Inc.	3,312,318

	Consumer Finance — 0.5%
48,014	Discover Financial Services	3,005,196

	Containers & Packaging — 1.0%
21,555	International Paper Co.	1,163,323
49,077	Packaging Corp. of America	4,847,826
		6,011,149

	Electrical Equipment — 0.7%
28,877	Rockwell Automation, Inc.	4,543,796

	Electronic Equipment, Instruments & Components — 1.4%
46,138	Amphenol Corp., Class A	3,336,239
97,393	CDW Corp.	5,754,952
		9,091,191

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 0.2%
22,242	Halliburton Co.	$1,020,463

	Equity Real Estate Investment Trusts — 1.1%
18,498	American Tower Corp.	2,329,638
10,287	Digital Realty Trust, Inc.	1,181,359
5,616	Equinix, Inc.	2,345,804
9,092	SBA Communications Corp. (b)	1,150,047
		7,006,848

	Food Products — 0.7%
20,579	Hershey (The) Co.	2,226,648
24,756	Kraft Heinz (The) Co.	2,237,695
		4,464,343

	Health Care Equipment & Supplies — 5.0%
17,901	Becton, Dickinson and Co.	3,346,950
132,030	Boston Scientific Corp. (b)	3,482,951
9,045	C. R. Bard, Inc.	2,781,157
16,426	Cooper (The) Cos., Inc.	3,290,620
52,837	Hologic, Inc. (b)	2,385,590
36,352	IDEXX Laboratories, Inc. (b)	6,097,321
2,932	Intuitive Surgical, Inc. (b)	2,450,771
13,585	Medtronic PLC	1,128,778
45,626	ResMed, Inc.	3,102,112
24,941	Stryker Corp.	3,401,204
		31,467,454

	Health Care Providers & Services — 2.6%
25,403	AmerisourceBergen Corp.	2,084,316
63,158	HCA Healthcare, Inc. (b)	5,318,535
22,888	Laboratory Corp. of America Holdings (b)	3,207,753
34,271	UnitedHealth Group, Inc.	5,993,313

		16,603,917

	Health Care Technology — 0.4%
38,202	Cerner Corp. (b)	2,473,580

	Hotels, Restaurants & Leisure — 3.7%
30,498	Domino’s Pizza, Inc.	5,532,032
47,742	Marriott International, Inc., Class A	4,507,800
8,446	McDonald’s Corp.	1,181,849
39,948	MGM Resorts International	1,226,803
88,635	Norwegian Cruise Line Holdings Ltd. (b)	4,780,085
18,745	Starbucks Corp.	1,125,825
53,345	Wyndham Worldwide Corp.	5,084,312
		23,438,706

	Household Durables — 1.1%
19,594	Mohawk Industries, Inc. (b)	4,600,475

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
47,662	Newell Brands, Inc.	$2,275,384
		6,875,859

	Household Products — 1.1%
21,949	Church & Dwight Co., Inc.	1,087,134
8,117	Clorox (The) Co.	1,085,162
8,315	Kimberly-Clark Corp.	1,078,871
23,622	Spectrum Brands Holdings, Inc.	3,395,190
		6,646,357

	Industrial Conglomerates — 0.4%
5,720	3M Co.	1,120,148
5,299	Roper Technologies, Inc.	1,158,891
		2,279,039

	Insurance — 0.4%
30,426	Marsh & McLennan Cos., Inc.	2,255,479

	Internet & Direct Marketing Retail — 2.8%
6,341	Amazon.com, Inc. (b)	5,865,361
38,024	Netflix, Inc. (b)	5,787,253
3,156	Priceline Group (The), Inc. (b)	5,828,564
		17,481,178

	Internet Software & Services — 0.7%
1,289	Alphabet, Inc., Class A (b)	1,191,706
32,606	eBay, Inc. (b)	1,089,367
25,809	VeriSign, Inc. (b)	2,294,936
		4,576,009

	IT Services — 5.3%
9,132	Accenture PLC, Class A	1,107,712
18,058	Alliance Data Systems Corp.	4,507,819
21,959	Automatic Data Processing, Inc.	2,294,496
33,087	Broadridge Financial Solutions, Inc.	2,314,105
41,240	Fidelity National Information Services, Inc.	3,471,996
19,496	Fiserv, Inc. (b)	2,322,753
30,405	Gartner, Inc. (b)	3,468,906
19,989	Mastercard, Inc., Class A	2,325,120
52,262	PayPal Holdings, Inc. (b)	2,493,943
84,109	Total System Services, Inc.	4,820,287
51,210	Vantiv, Inc., Class A (b)	3,177,068
12,316	Visa, Inc., Class A	1,123,465
		33,427,670

	Leisure Products — 0.9%
56,308	Hasbro, Inc.	5,580,686

	Life Sciences Tools & Services — 0.9%
6,414	Illumina, Inc. (b)	1,185,692
6,857	Mettler-Toledo International, Inc. (b)	3,520,521

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
7,004	Waters Corp. (b)	$1,189,910
		5,896,123

	Machinery — 1.3%
24,789	Illinois Tool Works, Inc.	3,423,113
40,378	Ingersoll-Rand PLC	3,583,547
6,488	Snap-on, Inc.	1,086,935
		8,093,595

	Media — 4.6%
64,829	CBS Corp., Class B	4,315,018
17,170	Charter Communications, Inc., Class A (b)	5,926,397
119,619	Comcast Corp., Class A	4,687,869
51,717	DISH Network Corp., Class A (b)	3,332,643
26,021	Liberty Broadband Corp., Class C (b)	2,372,074
1,091,369	Sirius XM Holdings, Inc. (a)	5,402,277
28,958	Walt Disney (The) Co.	3,347,545
		29,383,823

	Metals & Mining — 1.2%
245,777	Freeport-McMoRan, Inc. (b)	3,133,657
129,357	Steel Dynamics, Inc.	4,674,962
		7,808,619

	Mortgage Real Estate Investment Trusts — 0.4%
202,361	Annaly Capital Management, Inc.	2,389,883

	Multiline Retail — 0.4%
28,655	Dollar Tree, Inc. (b)	2,371,774

	Oil, Gas & Consumable Fuels — 2.5%
95,121	Cheniere Energy, Inc. (b)	4,313,737
26,236	Devon Energy Corp.	1,036,060
81,104	ONEOK, Inc.	4,266,881
5,878	Pioneer Natural Resources Co.	1,016,835
75,067	Targa Resources Corp.	4,138,444
36,990	Williams (The) Cos., Inc.	1,133,004
		15,904,961

	Pharmaceuticals — 0.4%
26,730	Eli Lilly and Co.	2,193,464

	Professional Services — 0.5%
24,012	Equifax, Inc.	3,249,064

	Road & Rail — 1.5%
120,741	CSX Corp.	6,138,472
24,505	J.B. Hunt Transport Services, Inc.	2,197,118
10,335	Union Pacific Corp.	1,157,107
		9,492,697

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 8.7%
386,293	Advanced Micro Devices, Inc. (b)	$5,137,697
40,068	Analog Devices, Inc.	3,053,182
144,488	Applied Materials, Inc.	5,867,658
59,119	KLA-Tencor Corp.	5,806,668
43,788	Lam Research Corp.	6,342,692
50,005	Maxim Integrated Products, Inc.	2,207,721
76,178	Microchip Technology, Inc.	5,757,533
194,484	Micron Technology, Inc. (b)	5,381,372
41,278	NVIDIA Corp.	4,305,295
81,980	Qorvo, Inc. (b)	5,577,099
33,512	Skyworks Solutions, Inc.	3,342,487
27,908	Texas Instruments, Inc.	2,209,756
		54,989,160

	Software — 8.6%
112,728	Activision Blizzard, Inc.	5,890,038
43,191	Adobe Systems, Inc. (b)	5,776,364
21,038	ANSYS, Inc. (b)	2,317,546
26,001	Autodesk, Inc. (b)	2,341,910
69,166	CDK Global, Inc.	4,496,482
53,922	Citrix Systems, Inc. (b)	4,364,447
36,681	Electronic Arts, Inc. (b)	3,478,092
16,619	Microsoft Corp.	1,137,737
37,960	Red Hat, Inc. (b)	3,343,517
39,806	salesforce.com, Inc. (b)	3,428,093
51,406	ServiceNow, Inc. (b)	4,856,839
77,923	Synopsys, Inc. (b)	5,742,925
60,999	VMware, Inc., Class A (a) (b)	5,741,226
13,141	Workday, Inc., Class A (b)	1,148,523
		54,063,739

	Specialty Retail — 3.0%
37,963	CarMax, Inc. (b)	2,220,836
22,362	Home Depot (The), Inc.	3,490,708
4,056	O’Reilly Automotive, Inc. (b)	1,006,497
34,131	Ross Stores, Inc.	2,218,515
47,182	Tiffany & Co.	4,324,230
19,705	Ulta Beauty, Inc. (b)	5,545,775
		18,806,561

	Technology Hardware, Storage & Peripherals — 0.7%
31,299	Apple, Inc.	4,496,101

	Tobacco — 0.5%
15,326	Altria Group, Inc.	1,100,100
19,914	Philip Morris International, Inc.	2,207,268
		3,307,368

	Trading Companies & Distributors — 1.4%
43,654	Fastenal Co.	1,950,461
54,669	HD Supply Holdings, Inc. (b)	2,203,160

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
44,947	United Rentals, Inc. (b)	$4,928,888
		9,082,509

	Water Utilities — 0.2%
14,073	American Water Works Co., Inc.	1,122,463

	Wireless Telecommunication Services — 0.9%
87,018	T-Mobile US, Inc. (b)	5,853,701
	Total Common Stocks — 99.9%	631,952,786
	(Cost $566,004,138)

	Money Market Funds — 0.6%
3,524,460	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	3,524,460
	(Cost $3,524,460)

Principal Value	Description	Value

	Repurchase Agreements — 0.8%
$46,679	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $46,681. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $47,770. (d)	46,679
5,284,334	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $5,284,674. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $5,413,608. (d)	5,284,334
	Total Repurchase Agreements — 0.8%	5,331,013
	(Cost $5,331,013)

	Total Investments — 101.3%	640,808,259
	(Cost $574,859,611) (e)
	Net Other Assets and Liabilities — (1.3)%	(8,369,089)
	Net Assets — 100.0%	$632,439,170

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $8,714,828 and the total value of the collateral held by the Fund is $8,855,473.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $69,564,187 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,615,539.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$631,952,786	$—	$—
Money Market Funds	3,524,460	—	—
Repurchase Agreements	—	5,331,013	—
Total Investments	$635,477,246	$5,331,013	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.0%
3,383	AAR Corp.	$121,754
2,293	Esterline Technologies Corp. (a)	209,695
1,808	Hexcel Corp.	93,564
1,102	KLX, Inc. (a)	52,125
1,210	L3 Technologies, Inc.	207,842
1,243	Moog, Inc., Class A (a)	85,332
638	Raytheon Co.	99,024
2,057	Rockwell Collins, Inc.	214,113
3,405	Spirit AeroSystems Holdings, Inc., Class A	194,630
780	Teledyne Technologies, Inc. (a)	105,167
10,501	Textron, Inc.	489,977
1,782	United Technologies Corp.	212,040
12,476	Wesco Aircraft Holdings, Inc. (a)	151,583
		2,236,846

	Air Freight & Logistics — 0.5%
2,564	Atlas Air Worldwide Holdings, Inc. (a)	148,712
1,260	C.H. Robinson Worldwide, Inc.	91,602
1,723	Expeditors International of Washington, Inc.	96,643
1,024	FedEx Corp.	194,253
1,225	Hub Group, Inc., Class A (a)	47,959
		579,169

	Airlines — 1.6%
6,901	American Airlines Group, Inc.	294,121
10,872	Delta Air Lines, Inc.	494,024
11,962	JetBlue Airways Corp. (a)	261,130
4,645	Spirit Airlines, Inc. (a)	266,019
7,073	United Continental Holdings, Inc. (a)	496,595
		1,811,889

	Auto Components — 1.8%
7,573	American Axle & Manufacturing Holdings, Inc. (a)	133,209
3,206	Cooper Tire & Rubber Co.	122,790
1,025	Cooper-Standard Holdings, Inc. (a)	115,897
12,766	Dana, Inc.	247,916
2,132	Gentherm, Inc. (a)	79,204
13,880	Goodyear Tire & Rubber (The) Co.	502,872
3,530	Lear Corp.	503,590
1,703	Standard Motor Products, Inc.	86,563
3,161	Tenneco, Inc.	199,238
		1,991,279

	Automobiles — 1.1%
42,931	Ford Motor Co.	492,418
14,131	General Motors Co.	489,498
3,304	Harley-Davidson, Inc.	187,700
3,891	Winnebago Industries, Inc.	111,672
		1,281,288

Shares	Description	Value

	Common Stocks (Continued)
	Banks — 2.1%
4,041	Associated Banc-Corp.	$100,621
2,644	BankUnited, Inc.	93,307
6,531	BB&T Corp.	282,009
6,684	Citigroup, Inc.	395,158
610	Community Trust Bancorp, Inc.	27,420
20,139	First BanCorp (a)	118,417
2,763	Fulton Financial Corp.	50,977
5,418	People’s United Financial, Inc.	94,652
2,429	PNC Financial Services Group (The), Inc.	290,873
2,422	Popular, Inc.	101,506
1,414	Prosperity Bancshares, Inc.	95,021
11,588	TCF Financial Corp.	191,318
786	TriCo Bancshares	27,872
879	Trustmark Corp.	29,200
8,338	Umpqua Holdings Corp.	147,332
4,179	Valley National Bancorp	49,145
5,245	Wells Fargo & Co.	282,391
		2,377,219

	Beverages — 0.1%
394	Boston Beer (The) Co., Inc., Class A (a) (b)	56,874

	Biotechnology — 0.6%
2,883	Emergent BioSolutions, Inc. (a)	86,230
7,358	Gilead Sciences, Inc.	504,391
4,361	Myriad Genetics, Inc. (a)	80,199
		670,820

	Building Products — 0.4%
1,274	Advanced Drainage Systems, Inc.	29,366
4,018	Owens Corning	244,495
1,320	Simpson Manufacturing Co., Inc.	55,057
849	Universal Forest Products, Inc.	80,901
		409,819

	Capital Markets — 2.4%
1,220	Affiliated Managers Group, Inc.	202,020
751	Ameriprise Financial, Inc.	96,015
6,181	Bank of New York Mellon (The) Corp.	290,878
5,615	Federated Investors, Inc., Class B	150,594
11,858	Franklin Resources, Inc.	511,198
2,858	Greenhill & Co., Inc.	72,308
9,530	Invesco Ltd.	313,918
2,730	Legg Mason, Inc.	102,048
2,475	LPL Financial Holdings, Inc.	104,049
3,668	State Street Corp.	307,745
5,867	T. Rowe Price Group, Inc.	415,912
8,365	Waddell & Reed Financial, Inc., Class A	150,486
		2,717,171

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 2.5%
2,158	Air Products and Chemicals, Inc.	$303,199
3,291	Cabot Corp.	198,085
1,912	Calgon Carbon Corp.	27,819
6,184	Eastman Chemical Co.	493,174
2,868	H.B. Fuller Co.	151,516
4,019	Huntsman Corp.	99,551
1,551	Innophos Holdings, Inc.	74,355
1,293	Innospec, Inc.	85,338
4,384	LyondellBasell Industries N.V., Class A	371,588
13,699	Mosaic (The) Co.	368,914
108	NewMarket Corp.	50,836
4,339	PolyOne Corp.	170,132
1,062	Stepan Co.	90,058
4,419	Westlake Chemical Corp.	275,083
		2,759,648

	Commercial Services & Supplies — 1.0%
8,653	ACCO Brands Corp. (a)	123,305
2,732	Deluxe Corp.	196,458
2,653	Herman Miller, Inc.	87,814
1,234	HNI Corp.	57,702
2,987	Interface, Inc.	59,441
3,516	Knoll, Inc.	84,244
3,389	McGrath RentCorp	117,971
1,866	Mobile Mini, Inc.	53,554
4,999	Steelcase, Inc., Class A	85,233
1,207	Tetra Tech, Inc.	53,048
591	UniFirst Corp.	82,267
1,852	Viad Corp.	83,711
		1,084,748

	Communications Equipment — 0.9%
2,741	ADTRAN, Inc.	54,820
8,637	Cisco Systems, Inc.	294,263
1,999	EchoStar Corp., Class A (a)	115,062
14,365	Juniper Networks, Inc.	431,955
516	Plantronics, Inc.	28,174
2,603	Viavi Solutions, Inc. (a)	26,030
		950,304

	Construction & Engineering — 0.9%
4,155	AECOM (a)	142,143
4,967	Aegion Corp. (a)	113,347
1,552	Comfort Systems USA, Inc.	56,958
1,567	EMCOR Group, Inc.	103,015
937	Fluor Corp.	48,087
556	Granite Construction, Inc.	29,307
1,785	Jacobs Engineering Group, Inc.	98,032
1,202	Primoris Services Corp.	27,610
3,985	Quanta Services, Inc. (a)	141,228
4,472	Tutor Perini Corp. (a)	137,961

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
634	Valmont Industries, Inc.	$96,590
		994,278

	Consumer Finance — 2.0%
24,579	Ally Financial, Inc.	486,664
2,526	American Express Co.	200,186
5,767	Capital One Financial Corp.	463,551
3,694	Encore Capital Group, Inc. (a)	123,195
1,157	FirstCash, Inc.	60,106
837	Green Dot Corp., Class A (a)	28,701
16,703	Navient Corp.	253,886
3,244	Nelnet, Inc., Class A	146,012
1,716	PRA Group, Inc. (a)	55,255
18,509	Santander Consumer USA Holdings, Inc. (a)	235,805
8,511	Synchrony Financial	236,606
		2,289,967

	Containers & Packaging — 1.0%
1,280	AptarGroup, Inc.	102,784
612	Avery Dennison Corp.	50,925
3,028	Bemis Co., Inc.	136,048
1,863	Crown Holdings, Inc. (a)	104,496
15,325	Graphic Packaging Holding Co.	208,113
1,661	Silgan Holdings, Inc.	100,690
2,795	Sonoco Products Co.	146,206
5,612	WestRock Co.	300,579
		1,149,841

	Distributors — 0.4%
894	Core-Mark Holding Co., Inc.	31,308
1,054	Genuine Parts Co.	96,989
9,974	LKQ Corp. (a)	311,588
		439,885

	Diversified Consumer Services — 0.5%
2,362	DeVry Education Group, Inc.	89,402
328	Graham Holdings Co., Class B	197,358
6,362	H&R Block, Inc.	157,714
4,371	K12, Inc. (a)	82,393
3,654	Weight Watchers International, Inc. (a) (b)	76,295
		603,162

	Diversified Financial Services — 0.4%
2,398	Berkshire Hathaway, Inc., Class B (a)	396,174

	Diversified Telecommunication Services — 1.5%
12,026	AT&T, Inc.	476,590
807	ATN International, Inc.	55,836
21,201	CenturyLink, Inc.	544,230
115,198	Frontier Communications Corp. (b)	216,572

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
14,738	Iridium Communications, Inc. (a) (b)	$156,223
5,989	Verizon Communications, Inc.	274,955
		1,724,406

	Electric Utilities — 5.4%
2,912	ALLETE, Inc.	203,578
5,047	Alliant Energy Corp.	198,448
2,978	American Electric Power Co., Inc.	201,998
3,559	Duke Energy Corp.	293,618
5,021	Edison International	401,529
2,254	El Paso Electric Co.	116,306
3,844	Entergy Corp.	293,143
6,801	Eversource Energy	403,979
13,889	Exelon Corp.	480,976
8,437	Great Plains Energy, Inc.	249,651
5,920	Hawaiian Electric Industries, Inc.	198,438
1,784	IDACORP, Inc.	150,784
429	MGE Energy, Inc.	27,585
2,274	NextEra Energy, Inc.	303,715
4,229	OGE Energy Corp.	147,085
1,501	Otter Tail Corp.	59,290
6,024	PG&E Corp.	403,909
4,794	Pinnacle West Capital Corp.	407,921
3,998	PNM Resources, Inc.	148,926
4,440	Portland General Electric Co.	201,310
10,691	PPL Corp.	407,434
5,865	Southern (The) Co.	292,077
8,994	Xcel Energy, Inc.	405,180
		5,996,880

	Electrical Equipment — 1.0%
1,799	AMETEK, Inc.	102,903
1,061	Atkore International Group, Inc. (a)	27,862
957	AZZ, Inc.	56,511
5,392	Eaton Corp. PLC	407,851
1,821	Encore Wire Corp.	80,488
624	EnerSys	51,861
1,322	Generac Holdings, Inc. (a)	46,495
410	Hubbell, Inc.	46,383
3,258	Regal Beloit Corp.	256,893
2,257	Sensata Technologies Holding N.V. (a)	92,943
		1,170,190

	Electronic Equipment, Instruments & Components — 3.1%
1,243	Anixter International, Inc. (a)	101,367
3,358	Arrow Electronics, Inc. (a)	236,739
4,310	Avnet, Inc.	166,754
12,040	AVX Corp.	203,596
759	Badger Meter, Inc.	30,170
2,137	Belden, Inc.	148,949
3,578	Benchmark Electronics, Inc. (a)	113,423
18,509	Corning, Inc.	533,985

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
1,881	Dolby Laboratories, Inc., Class A	$99,185
1,358	FLIR Systems, Inc.	49,879
2,038	Insight Enterprises, Inc. (a)	85,800
5,114	Jabil Circuit, Inc.	148,408
4,093	Keysight Technologies, Inc. (a)	153,201
1,248	Methode Electronics, Inc.	55,598
1,448	Plexus Corp. (a)	75,281
324	Rogers Corp. (a)	33,353
6,072	Sanmina Corp. (a)	226,182
2,900	ScanSource, Inc. (a)	114,550
1,762	SYNNEX Corp.	191,054
6,703	TE Connectivity Ltd.	518,611
1,575	Tech Data Corp. (a)	150,649
5,090	Vishay Intertechnology, Inc.	83,221
		3,519,955

	Energy Equipment & Services — 0.7%
9,177	Archrock, Inc.	108,288
14,924	Atwood Oceanics, Inc. (a)	116,855
1,534	Dril-Quip, Inc. (a)	79,078
3,591	Helix Energy Solutions Group, Inc. (a)	21,977
5,462	Oceaneering International, Inc.	144,142
2,032	Patterson-UTI Energy, Inc.	43,983
19,802	Transocean Ltd. (a)	218,416
		732,739

	Equity Real Estate Investment Trusts — 4.2%
1,640	Acadia Realty Trust	47,691
3,117	Care Capital Properties, Inc.	83,754
14,908	CBL & Associates Properties, Inc.	137,899
5,936	Chesapeake Lodging Trust	138,368
4,432	Columbia Property Trust, Inc.	99,720
6,277	CoreCivic, Inc.	216,243
7,870	DDR Corp.	85,075
12,755	DiamondRock Hospitality Co.	140,433
7,896	Equity Commonwealth (a)	252,593
4,686	Franklin Street Properties Corp.	56,841
1,594	GEO Group (The), Inc.	53,112
4,000	Government Properties Income Trust	85,280
1,874	Gramercy Property Trust	52,078
6,389	HCP, Inc.	200,295
7,569	Hersha Hospitality Trust	139,572
6,256	Hospitality Properties Trust	199,129
26,779	Host Hotels & Resorts, Inc.	480,683
8,516	LaSalle Hotel Properties	243,217
600	Life Storage, Inc.	47,034
1,857	Outfront Media, Inc.	48,579
1,402	Parkway, Inc.	28,250
2,866	Pebblebrook Hotel Trust (b)	85,292
2,305	Piedmont Office Realty Trust, Inc., Class A	50,364

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
10,144	Ramco-Gershenson Properties Trust	$135,220
6,838	Retail Properties of America, Inc., Class A	91,219
10,486	RLJ Lodging Trust	225,344
7,304	Senior Housing Properties Trust	157,182
2,737	SL Green Realty Corp.	287,193
12,865	Sunstone Hotel Investors, Inc.	191,560
1,608	Tier REIT, Inc.	27,834
23,542	VEREIT, Inc.	197,047
9,635	Washington Prime Group, Inc.	84,788
2,863	Weyerhaeuser Co.	96,970
793	WP Carey, Inc.	49,642
8,331	Xenia Hotels & Resorts, Inc.	145,459
		4,660,960

	Food & Staples Retailing — 2.5%
1,501	Andersons (The), Inc.	56,062
1,317	Casey’s General Stores, Inc.	147,596
5,093	CVS Health Corp.	419,867
13,556	Kroger (The) Co.	401,935
1,173	Performance Food Group Co. (a)	29,208
6,919	Smart & Final Stores, Inc. (a)	81,644
3,251	SpartanNash Co.	119,637
2,132	Sprouts Farmers Market, Inc. (a)	47,565
14,738	SUPERVALU, Inc. (a)	60,426
3,289	United Natural Foods, Inc. (a)	136,592
3,524	US Foods Holding Corp. (a)	99,377
1,172	Walgreens Boots Alliance, Inc.	101,425
5,546	Wal-Mart Stores, Inc.	416,948
2,385	Weis Markets, Inc.	137,877
13,451	Whole Foods Market, Inc.	489,213
		2,745,372

	Food Products — 2.9%
8,683	Archer-Daniels-Midland Co.	397,247
6,304	Bunge Ltd.	498,205
9,795	Darling Ingredients, Inc. (a)	148,198
5,787	Dean Foods Co.	114,235
5,081	Flowers Foods, Inc.	99,638
4,162	Fresh Del Monte Produce, Inc.	255,131
1,650	General Mills, Inc.	94,892
5,772	Hormel Foods Corp.	202,482
2,425	Ingredion, Inc.	300,264
205	J&J Snack Foods Corp.	27,589
1,526	J.M. Smucker (The) Co.	193,375
8,763	Pilgrim’s Pride Corp.	227,487
1,369	Sanderson Farms, Inc.	158,503
748	Tootsie Roll Industries, Inc.	27,938
8,098	Tyson Foods, Inc., Class A	520,377
		3,265,561

	Gas Utilities — 1.1%
3,696	Atmos Energy Corp.	299,450
822	Chesapeake Utilities Corp.	60,252

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities (Continued)
963	Northwest Natural Gas Co.	$57,395
2,188	ONE Gas, Inc.	150,600
2,767	South Jersey Industries, Inc.	103,818
1,785	Southwest Gas Holdings, Inc.	149,512
2,191	Spire, Inc.	150,193
5,911	UGI Corp.	296,496
		1,267,716

	Health Care Equipment & Supplies — 1.0%
750	Analogic Corp.	53,887
9,636	Baxter International, Inc.	536,532
2,338	Danaher Corp.	194,826
1,559	DENTSPLY SIRONA, Inc.	98,591
1,920	Globus Medical, Inc., Class A (a)	58,234
733	Halyard Health, Inc. (a)	28,954
695	Integer Holdings Corp. (a)	25,541
710	Natus Medical, Inc. (a)	24,850
540	Varian Medical Systems, Inc. (a)	49,000
		1,070,415

	Health Care Providers & Services — 3.4%
762	Aetna, Inc.	102,923
2,418	Anthem, Inc.	430,138
1,193	Cardinal Health, Inc.	86,600
2,805	Centene Corp. (a)	208,692
270	Chemed Corp.	54,373
665	Cigna Corp.	103,986
5,881	DaVita, Inc. (a)	405,848
3,567	Diplomat Pharmacy, Inc. (a)	55,645
6,052	Ensign Group (The), Inc.	108,633
7,582	Express Scripts Holding Co. (a)	465,080
1,055	LHC Group, Inc. (a)	57,076
2,172	LifePoint Health, Inc. (a)	134,990
1,648	Magellan Health, Inc. (a)	113,382
657	McKesson Corp.	90,857
2,131	MEDNAX, Inc. (a)	128,627
3,245	Molina Healthcare, Inc. (a)	161,569
1,596	National HealthCare Corp.	118,774
1,645	Owens & Minor, Inc.	56,999
1,091	Patterson Cos., Inc.	48,539
3,575	Premier, Inc., Class A (a)	120,835
2,036	Quest Diagnostics, Inc.	214,818
6,271	Select Medical Holdings Corp. (a)	86,226
1,575	Tenet Healthcare Corp. (a) (b)	24,680
3,212	Universal Health Services, Inc., Class B	387,881
		3,767,171

	Hotels, Restaurants & Leisure — 2.6%
2,640	Aramark	96,413
329	Biglari Holdings, Inc. (a)	140,361
2,817	BJ’s Restaurants, Inc. (a)	127,047

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,414	Bloomin’ Brands, Inc.	$30,670
5,170	Boyd Gaming Corp. (a)	117,255
1,291	Buffalo Wild Wings, Inc. (a)	203,397
8,483	Carnival Corp.	523,995
2,335	Cheesecake Factory (The), Inc.	149,814
620	Cracker Barrel Old Country Store, Inc.	99,318
2,388	Darden Restaurants, Inc.	203,434
931	Dave & Buster’s Entertainment, Inc. (a)	59,593
1,538	DineEquity, Inc.	86,958
1,053	Hyatt Hotels Corp., Class A (a)	58,441
3,848	International Speedway Corp., Class A	142,761
1,704	Las Vegas Sands Corp.	100,519
4,074	Royal Caribbean Cruises Ltd.	434,288
10,732	Yum China Holdings, Inc. (a)	366,176
		2,940,440

	Household Durables — 3.1%
6,583	CalAtlantic Group, Inc.	238,436
239	Cavco Industries, Inc. (a)	28,381
15,002	D.R. Horton, Inc.	493,416
3,713	Ethan Allen Interiors, Inc.	110,647
5,712	Garmin Ltd.	290,398
1,047	Helen of Troy Ltd. (a)	98,418
4,211	KB Home	86,747
4,214	La-Z-Boy, Inc.	117,571
7,809	Lennar Corp., Class A	394,355
3,786	M.D.C. Holdings, Inc.	117,404
3,865	Meritage Homes Corp. (a)	150,542
47	NVR, Inc. (a)	99,229
10,469	PulteGroup, Inc.	237,332
5,462	Toll Brothers, Inc.	196,577
1,211	TopBuild Corp. (a)	61,991
11,341	TRI Pointe Group, Inc. (a)	141,195
2,358	Tupperware Brands Corp.	169,328
2,334	Whirlpool Corp.	433,377
		3,465,344

	Independent Power and Renewable Electricity Producers — 0.2%
22,309	Calpine Corp. (a)	227,552
2,637	NRG Energy, Inc.	44,565
		272,117

	Industrial Conglomerates — 0.2%
926	Carlisle Cos., Inc.	93,887
780	Honeywell International, Inc.	102,289
		196,176

	Insurance — 8.4%
4,031	Aflac, Inc.	301,841
324	Alleghany Corp. (a)	197,867

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
2,453	Allstate (The) Corp.	$199,404
7,542	Ambac Financial Group, Inc. (a)	146,541
1,182	American Equity Investment Life Holding Co.	28,037
1,550	American Financial Group, Inc.	150,830
1,559	American International Group, Inc.	94,959
1,254	American National Insurance Co.	146,618
430	AMERISAFE, Inc.	24,746
13,354	AmTrust Financial Services, Inc.	214,332
1,027	Arch Capital Group Ltd. (a)	99,588
1,678	Argo Group International Holdings Ltd.	110,664
1,721	Arthur J. Gallagher & Co.	96,049
3,789	Aspen Insurance Holdings Ltd.	198,354
2,061	Assurant, Inc.	198,351
6,644	Assured Guaranty Ltd.	253,336
3,677	Axis Capital Holdings Ltd.	242,314
2,142	Chubb Ltd.	293,990
1,347	Cincinnati Financial Corp.	97,105
12,025	CNO Financial Group, Inc.	253,367
2,998	Employers Holdings, Inc.	119,920
773	Enstar Group Ltd. (a)	150,580
2,137	Everest Re Group, Ltd.	537,904
870	FBL Financial Group, Inc., Class A	57,855
6,276	First American Financial Corp.	272,441
10,266	FNF Group	420,393
547	Hanover Insurance Group (The), Inc.	48,284
4,158	Hartford Financial Services Group (The), Inc.	201,081
679	Horace Mann Educators Corp.	26,243
595	Infinity Property & Casualty Corp.	59,054
1,327	James River Group Holdings Ltd.	57,804
700	Kemper Corp.	27,545
4,460	Lincoln National Corp.	294,048
4,063	Maiden Holdings Ltd.	50,178
8,300	National General Holdings Corp.	188,742
373	National Western Life Group, Inc., Class A	114,228
1,048	Navigators Group (The), Inc.	56,644
9,630	Old Republic International Corp.	199,148
3,167	Principal Financial Group, Inc.	206,267
1,637	ProAssurance Corp.	101,330
3,748	Prudential Financial, Inc.	401,148
2,300	Reinsurance Group of America, Inc.	287,592
1,704	RenaissanceRe Holdings Ltd.	242,258
1,194	Safety Insurance Group, Inc.	86,446
1,207	Selective Insurance Group, Inc.	63,730
1,016	State Auto Financial Corp.	27,300
1,288	Stewart Information Services Corp.	61,103
2,306	Third Point Reinsurance Ltd. (a)	27,903
1,264	Torchmark Corp.	96,961
4,146	Travelers (The) Cos., Inc.	504,402
1,330	United Fire Group, Inc.	58,520
8,526	Unum Group	395,010

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
3,498	Validus Holdings Ltd.	$193,369
4,134	W. R. Berkley Corp.	281,029
2,441	XL Group Ltd.	102,156
		9,366,909

	Internet & Direct Marketing Retail — 0.6%
1,533	HSN, Inc.	56,568
24,961	Liberty Interactive Corp. QVC Group, Class A (a)	528,674
8,069	Liberty TripAdvisor Holdings, Inc., Class A (a)	118,614
		703,856

	IT Services — 1.3%
1,682	CACI International, Inc., Class A (a)	198,476
3,358	Cognizant Technology Solutions Corp., Class A (a)	202,252
6,725	Convergys Corp.	151,380
1,684	CSRA, Inc.	48,970
577	Euronet Worldwide, Inc. (a)	47,672
5,974	Genpact Ltd.	145,885
1,676	International Business Machines Corp.	268,646
965	Leidos Holdings, Inc.	50,817
3,286	ManTech International Corp., Class A	116,653
1,585	MAXIMUS, Inc.	96,669
4,837	Sykes Enterprises, Inc. (a)	144,191
943	TeleTech Holdings, Inc.	29,469
		1,501,080

	Leisure Products — 0.6%
7,179	American Outdoor Brands Corp. (a) (b)	159,015
1,612	Brunswick Corp.	91,481
12,847	Callaway Golf Co.	152,237
3,800	Mattel, Inc.	85,196
1,177	Polaris Industries, Inc. (b)	100,351
2,126	Sturm Ruger & Co., Inc. (b)	128,517
		716,797

	Life Sciences Tools & Services — 0.4%
2,114	Bruker Corp.	51,560
548	Charles River Laboratories International, Inc. (a)	49,156
1,520	Luminex Corp.	28,622
1,563	PAREXEL International Corp. (a)	99,766
849	PerkinElmer, Inc.	50,439
633	Thermo Fisher Scientific, Inc.	104,654
3,497	VWR Corp. (a)	98,825
		483,022

	Machinery — 2.8%
2,458	AGCO Corp.	157,287

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
1,098	Alamo Group, Inc.	$86,808
1,235	Albany International Corp., Class A	60,206
3,461	American Railcar Industries, Inc. (b)	145,189
2,881	Barnes Group, Inc.	158,369
2,534	Briggs & Stratton Corp.	63,325
1,628	Chart Industries, Inc. (a)	59,438
1,256	Colfax Corp. (a)	50,830
1,931	Cummins, Inc.	291,465
1,084	Donaldson Co., Inc.	50,167
1,211	Dover Corp.	95,524
6,063	Federal Signal Corp.	94,643
648	Franklin Electric Co., Inc.	26,633
888	Gorman-Rupp (The) Co.	25,415
3,299	Greenbrier (The) Cos., Inc. (b)	143,342
1,587	Hillenbrand, Inc.	58,560
528	IDEX Corp.	55,313
3,606	ITT, Inc.	151,921
6,643	Meritor, Inc. (a)	118,312
2,446	Mueller Industries, Inc.	78,370
1,438	Oshkosh Corp.	99,783
546	Proto Labs, Inc. (a)	31,668
280	Standex International Corp.	26,306
1,504	Stanley Black & Decker, Inc.	204,770
773	Sun Hydraulics Corp.	30,023
384	Tennant Co.	28,128
3,273	Timken (The) Co.	157,922
9,285	Trinity Industries, Inc.	249,766
6,874	Wabash National Corp.	156,590
632	Wabtec Corp.	53,018
448	Watts Water Technologies, Inc., Class A	27,866
1,451	Woodward, Inc.	98,189
		3,135,146

	Marine — 0.3%
2,795	Kirby Corp. (a)	197,327
2,637	Matson, Inc.	83,593
		280,920

	Media — 1.8%
2,520	AMC Networks, Inc., Class A (a)	150,394
2,223	Cinemark Holdings, Inc.	96,034
17,179	Discovery Communications, Inc., Class A (a)	494,412
2,428	E.W. Scripps (The) Co., Class A (a)	54,096
16,971	Gannett Co., Inc.	141,877
3,961	Interpublic Group of Cos. (The), Inc.	93,361
1,832	John Wiley & Sons, Inc., Class A	96,546
10,008	New Media Investment Group, Inc.	131,705
1,966	Scholastic Corp.	84,990
7,698	TEGNA, Inc.	196,145
1,441	Time, Inc.	21,903
3,969	Tribune Media Co., Class A	145,107
3,004	Twenty-First Century Fox, Inc., Class A	91,742

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
4,287	Viacom, Inc., Class B	$182,455
		1,980,767

	Metals & Mining — 1.3%
5,734	Alcoa Corp.	193,408
1,526	Carpenter Technology Corp.	61,956
2,974	Commercial Metals Co.	55,435
2,906	Compass Minerals International, Inc.	191,796
1,424	Kaiser Aluminum Corp.	120,200
6,064	Newmont Mining Corp.	205,024
3,347	Nucor Corp.	205,271
3,080	Reliance Steel & Aluminum Co.	242,766
4,373	Worthington Industries, Inc.	190,225
		1,466,081

	Mortgage Real Estate Investment Trusts — 1.5%
9,915	AGNC Investment Corp.	208,909
7,561	Apollo Commercial Real Estate Finance, Inc.	145,852
7,943	Capstead Mortgage Corp.	88,485
12,216	Chimera Investment Corp.	248,718
3,510	CYS Investments, Inc.	29,940
9,224	Invesco Mortgage Capital, Inc.	150,443
1,933	Ladder Capital Corp.	28,280
30,509	MFA Financial, Inc.	253,530
6,410	PennyMac Mortgage Investment Trust	114,611
4,366	Starwood Property Trust, Inc.	99,064
25,706	Two Harbors Investment Corp.	256,803
		1,624,635

	Multiline Retail — 1.8%
2,338	Big Lots, Inc.	118,046
2,723	Dillard’s, Inc., Class A	150,772
5,734	Dollar General Corp.	416,919
18,470	JC Penney Co., Inc. (a) (b)	99,369
6,193	Kohl’s Corp.	241,713
13,487	Macy’s, Inc.	394,090
2,118	Nordstrom, Inc.	102,236
9,053	Target Corp.	505,610
		2,028,755

	Multi-Utilities — 3.4%
7,324	Ameren Corp.	400,550
6,313	Avista Corp.	254,666
742	Black Hills Corp.	50,471
7,249	CenterPoint Energy, Inc.	206,814
4,468	CMS Energy Corp.	202,847
5,147	Consolidated Edison, Inc.	408,054
2,860	DTE Energy Co.	299,127
6,217	NiSource, Inc.	150,762
3,360	NorthWestern Corp.	200,861
9,013	Public Service Enterprise Group, Inc.	397,023
7,646	SCANA Corp.	507,006

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
2,643	Sempra Energy	$298,712
2,523	Vectren Corp.	149,917
4,815	WEC Energy Group, Inc.	291,404
		3,818,214

	Oil, Gas & Consumable Fuels — 3.0%
2,719	Chevron Corp.	290,117
4,009	ConocoPhillips	192,071
2,833	CVR Energy, Inc. (b)	62,015
2,437	Exxon Mobil Corp.	198,981
3,382	Green Plains, Inc.	77,786
4,476	Kinder Morgan, Inc.	92,340
7,910	Marathon Petroleum Corp.	402,936
6,899	Murphy Oil Corp.	180,616
8,501	Noble Energy, Inc.	274,837
11,119	PBF Energy, Inc., Class A	248,176
2,522	Phillips 66	200,650
6,165	Tesoro Corp.	491,412
7,539	Valero Energy Corp.	487,095
5,440	World Fuel Services Corp.	200,355
		3,399,387

	Paper & Forest Products — 0.8%
3,136	Boise Cascade Co. (a)	95,648
2,032	Clearwater Paper Corp. (a)	98,755
6,750	Domtar Corp.	267,638
5,959	Louisiana-Pacific Corp. (a)	153,385
1,121	Neenah Paper, Inc.	87,830
3,850	P.H. Glatfelter Co.	82,814
2,747	Schweitzer-Mauduit International, Inc.	118,258
		904,328

	Personal Products — 0.3%
1,349	Edgewell Personal Care Co. (a)	96,440
847	Herbalife Ltd. (a) (b)	53,581
1,776	Nu Skin Enterprises, Inc., Class A	98,089
1,453	USANA Health Sciences, Inc. (a)	82,603
		330,713

	Pharmaceuticals — 0.8%
2,091	Allergan PLC	509,911
782	Johnson & Johnson	96,554
7,488	Mylan N.V. (a)	279,677
		886,142

	Professional Services — 0.8%
1,216	Advisory Board (The) Co. (a)	62,137
2,764	FTI Consulting, Inc. (a)	95,607
2,702	Huron Consulting Group, Inc. (a)	120,239
3,444	ICF International, Inc. (a)	152,053
1,807	Korn/Ferry International	58,547
1,441	ManpowerGroup, Inc.	145,512
4,977	Navigant Consulting, Inc. (a)	119,299

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
576	On Assignment, Inc. (a)	$29,819
2,019	Robert Half International, Inc.	92,975
		876,188

	Real Estate Management & Development — 0.5%
2,797	CBRE Group, Inc., Class A (a)	100,160
1,770	Jones Lang LaSalle, Inc.	203,302
3,407	Marcus & Millichap, Inc. (a)	87,901
6,620	Realogy Holdings Corp.	202,241
		593,604

	Road & Rail — 1.8%
517	AMERCO	193,596
5,471	ArcBest Corp.	144,708
1,666	Avis Budget Group, Inc. (a)	50,813
2,179	Genesee & Wyoming, Inc., Class A (a)	147,649
4,176	Heartland Express, Inc.	84,021
4,662	Kansas City Southern	419,906
4,718	Knight Transportation, Inc.	161,828
576	Landstar System, Inc.	49,219
1,784	Norfolk Southern Corp.	209,602
2,614	Ryder System, Inc.	177,517
2,568	Saia, Inc. (a)	123,649
4,076	Swift Transportation Co. (a)	100,188
5,429	Werner Enterprises, Inc.	148,212
		2,010,908

	Semiconductors & Semiconductor Equipment — 0.9%
1,844	Cree, Inc. (a)	40,347
3,481	Diodes, Inc. (a)	81,420
13,854	Intel Corp.	500,822
5,092	QUALCOMM, Inc.	273,644
1,149	Synaptics, Inc. (a)	62,931
		959,164

	Software — 1.0%
3,914	ACI Worldwide, Inc. (a)	84,112
12,603	CA, Inc.	413,756
2,181	Oracle Corp.	98,058
16,287	Symantec Corp.	515,158
3,033	TiVo Corp.	59,902
		1,170,986

	Specialty Retail — 6.2%
4,783	Aaron’s, Inc.	171,901
657	Advance Auto Parts, Inc.	93,386
17,570	American Eagle Outfitters, Inc.	247,561
1,394	Asbury Automotive Group, Inc. (a)	85,313
33,387	Ascena Retail Group, Inc. (a)	130,543
5,828	AutoNation, Inc. (a)	244,776
6,248	Bed Bath & Beyond, Inc.	242,110
10,168	Best Buy Co., Inc.	526,804

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
7,646	Buckle (The), Inc. (b)	$142,980
4,307	Caleres, Inc.	124,128
8,013	Chico’s FAS, Inc.	110,740
698	Children’s Place (The), Inc.	80,130
4,054	Dick’s Sporting Goods, Inc.	204,930
6,877	DSW, Inc., Class A	141,804
15,612	Express, Inc. (a)	134,732
5,344	Foot Locker, Inc.	413,305
10,933	GameStop Corp., Class A	248,070
20,574	Gap (The), Inc.	539,039
2,564	Genesco, Inc. (a)	136,661
1,535	Group 1 Automotive, Inc.	105,838
10,205	Guess?, Inc.	113,888
8,488	L Brands, Inc.	448,251
1,328	Lithia Motors, Inc., Class A	126,890
1,183	Lowe’s Cos., Inc.	100,413
8,808	Michaels (The) Cos., Inc. (a)	205,755
1,093	Monro Muffler Brake, Inc.	56,672
1,550	Murphy USA, Inc. (a)	107,834
30,488	Office Depot, Inc.	151,525
8,099	Party City Holdco, Inc. (a)	129,584
4,213	Penske Automotive Group, Inc.	201,002
9,649	Sally Beauty Holdings, Inc. (a)	183,524
3,376	Select Comfort Corp. (a)	104,318
3,558	Signet Jewelers Ltd.	234,259
1,230	TJX (The) Cos., Inc.	96,727
1,411	Tractor Supply Co.	87,355
10,376	Urban Outfitters, Inc. (a)	237,403
3,677	Williams-Sonoma, Inc.	198,742
		6,908,893

	Technology Hardware, Storage & Peripherals — 0.4%
11,179	HP, Inc.	210,389
4,352	Seagate Technology PLC	183,349
3,302	Super Micro Computer, Inc. (a)	80,569
		474,307

	Textiles, Apparel & Luxury Goods — 1.7%
1,648	Carter’s, Inc.	151,682
4,837	Coach, Inc.	190,529
2,517	Columbia Sportswear Co.	142,513
8,150	Fossil Group, Inc. (a)	140,588
5,198	G-III Apparel Group Ltd. (a)	123,193
9,628	Hanesbrands, Inc.	209,987
1,745	NIKE, Inc., Class B	96,690
1,987	Oxford Industries, Inc.	115,206
2,383	PVH Corp.	240,754
604	Ralph Lauren Corp.	48,755
7,185	Skechers U.S.A., Inc., Class A (a)	181,421
1,476	Steven Madden Ltd. (a)	56,162
3,635	VF Corp.	198,580

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
1,118	Wolverine World Wide, Inc.	$26,955
		1,923,015

	Thrifts & Mortgage Finance — 0.8%
4,124	Dime Community Bancshares, Inc.	80,212
4,036	Flagstar Bancorp, Inc. (a)	118,013
24,336	MGIC Investment Corp. (a)	256,501
1,771	Nationstar Mortgage Holdings, Inc. (a)	28,531
10,588	New York Community Bancorp, Inc.	140,714
1,642	Oritani Financial Corp.	27,832
13,727	Radian Group, Inc.	231,712
3,555	TrustCo Bank Corp. NY	28,262
		911,777

	Tobacco — 0.1%
2,010	Universal Corp.	147,634

	Trading Companies & Distributors — 1.0%
6,362	Air Lease Corp.	242,647
5,894	Aircastle Ltd.	139,216
2,005	Beacon Roofing Supply, Inc. (a)	99,388
1,234	BMC Stock Holdings, Inc. (a)	28,752
2,334	GATX Corp. (b)	139,807
1,183	Kaman Corp.	56,796
480	MSC Industrial Direct Co., Inc., Class A	42,974
3,440	Rush Enterprises, Inc., Class A (a)	129,860
1,616	Veritiv Corp. (a)	83,466
418	W.W. Grainger, Inc.	80,549
710	WESCO International, Inc. (a)	43,274
		1,086,729

	Transportation Infrastructure — 0.0%
612	Macquarie Infrastructure Corp.	49,798

	Water Utilities — 0.1%
629	American States Water Co.	28,003
1,533	Aqua America, Inc.	50,727
779	California Water Service Group	27,810
		106,540

	Wireless Telecommunication Services — 0.4%
9,300	Telephone & Data Systems, Inc.	255,378
3,809	United States Cellular Corp. (a)	149,237
		404,615
	Total Common Stocks — 99.9%	111,846,733
	(Cost $102,287,614)

Shares	Description	Value

	Money Market Funds — 0.6%
543,284	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	$543,284
129,814	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.61% (c)	129,814
	Total Money Market Funds — 0.6%	673,098
	(Cost $673,098)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$7,195	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $7,196. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $7,364. (d)	7,195
814,564	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $814,616. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $834,491. (d)	814,564
	Total Repurchase Agreements — 0.7%	821,759
	(Cost $821,759)

	Total Investments — 101.2%	113,341,590
	(Cost $103,782,471) (e)
	Net Other Assets and Liabilities — (1.2)%	(1,392,271)
	Net Assets — 100.0%	$111,949,319

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,320,162 and the total value of the collateral held by the Fund is $1,365,043.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,934,113 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,374,994.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$111,846,733	$—	$—
Money Market Funds	673,098	—	—
Repurchase Agreements	—	821,759	—
Total Investments	$112,519,831	$821,759	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.5%
4,502	Aerojet Rocketdyne Holdings, Inc. (a)	$100,890
1,051	Axon Enterprise, Inc. (a) (b)	25,834
2,426	Boeing (The) Co.	448,398
3,557	BWX Technologies, Inc.	174,898
464	Curtiss-Wright Corp.	43,365
828	Engility Holdings, Inc. (a)	23,474
1,833	General Dynamics Corp.	355,217
3,033	HEICO Corp.	215,555
2,143	Huntington Ingalls Industries, Inc.	430,507
1,283	Lockheed Martin Corp.	345,704
3,127	Mercury Systems, Inc. (a)	116,887
722	Northrop Grumman Corp.	177,583
		2,458,312

	Air Freight & Logistics — 0.3%
4,479	Air Transport Services Group, Inc. (a)	82,369
4,420	XPO Logistics, Inc. (a)	218,304
		300,673

	Airlines — 0.8%
2,718	Alaska Air Group, Inc.	231,275
528	Allegiant Travel Co.	76,771
2,852	SkyWest, Inc.	106,094
6,384	Southwest Airlines Co.	358,909
		773,049

	Auto Components — 0.5%
1,189	Dorman Products, Inc. (a)	98,865
4,255	Fox Factory Holding Corp. (a)	127,863
7,938	Gentex Corp.	163,920
1,272	LCI Industries	128,663
		519,311

	Automobiles — 0.7%
1,542	Tesla, Inc. (a) (b)	484,296
2,202	Thor Industries, Inc.	211,788
		696,084

	Banks — 11.4%
1,531	1st Source Corp.	73,963
2,119	Ameris Bancorp	99,805
800	BancFirst Corp.	76,840
4,198	BancorpSouth, Inc.	127,829
18,187	Bank of America Corp.	424,485
514	Bank of Hawaii Corp.	41,881
1,628	Bank of the Ozarks, Inc.	77,281
1,756	Banner Corp.	96,931
1,355	Berkshire Hills Bancorp, Inc.	50,812
1,082	BOK Financial Corp.	91,202
4,383	Boston Private Financial Holdings, Inc.	68,375
3,121	Brookline Bancorp, Inc.	45,411
1,125	Capital Bank Financial Corp., Class A	46,687
2,247	Cathay General Bancorp	85,498

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
3,772	CenterState Banks, Inc.	$95,168
1,599	Central Pacific Financial Corp.	50,017
828	Chemical Financial Corp.	39,289
12,418	Citizens Financial Group, Inc.	455,865
757	City Holding Co.	53,815
3,655	Comerica, Inc.	258,408
1,508	Commerce Bancshares, Inc.	82,865
1,540	Community Bank System, Inc.	86,163
2,964	ConnectOne Bancorp, Inc.	65,801
1,427	Cullen/Frost Bankers, Inc.	134,695
2,280	Customers Bancorp, Inc. (a)	70,520
1,916	CVB Financial Corp.	41,271
401	Eagle Bancorp, Inc. (a)	24,020
3,281	East West Bancorp, Inc.	178,060
2,304	Enterprise Financial Services Corp.	97,344
1,972	FCB Financial Holdings, Inc., Class A (a)	93,177
9,868	Fifth Third Bancorp	241,075
1,661	First Busey Corp.	49,747
252	First Citizens BancShares, Inc., Class A	87,711
5,421	First Commonwealth Financial Corp.	69,985
2,619	First Financial Bancorp	72,415
6,865	First Horizon National Corp.	125,973
1,232	First Interstate BancSystem, Inc., Class A	46,508
2,484	First Merchants Corp.	102,788
2,063	First Midwest Bancorp, Inc.	46,851
2,672	First Republic Bank	247,053
1,248	Glacier Bancorp, Inc.	42,157
2,994	Great Western Bancorp, Inc.	123,353
3,717	Hancock Holding Co.	173,584
779	Hanmi Financial Corp.	22,630
1,956	Heartland Financial USA, Inc.	93,888
4,623	Hilltop Holdings, Inc.	128,566
4,691	Home BancShares, Inc.	119,386
1,863	Horizon Bancorp	50,282
12,817	Huntington Bancshares, Inc.	164,827
1,070	IBERIABANK Corp.	84,904
369	Independent Bank Corp.	23,358
1,899	Independent Bank Group, Inc.	114,225
1,196	International Bancshares Corp.	44,730
8,831	Investors Bancorp, Inc.	122,309
3,907	JPMorgan Chase & Co.	339,909
14,097	KeyCorp	257,129
3,668	Lakeland Bancorp, Inc.	71,343
1,133	Lakeland Financial Corp.	51,733
2,448	LegacyTexas Financial Group, Inc.	92,559
2,218	M&T Bank Corp.	344,699
2,183	MainSource Financial Group, Inc.	74,659
989	MB Financial, Inc.	42,042
3,006	National Bank Holdings Corp., Class A	94,899

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
646	NBT Bancorp, Inc.	$24,664
2,815	Old National Bancorp	47,292
2,534	Pacific Premier Bancorp, Inc. (a)	92,618
2,384	PacWest Bancorp	117,746
1,911	Pinnacle Financial Partners, Inc.	122,304
23,622	Regions Financial Corp.	324,802
1,231	Renasant Corp.	52,194
1,412	S&T Bancorp, Inc.	50,775
2,383	Sandy Spring Bancorp, Inc.	103,065
5,092	Seacoast Banking Corp. of Florida (a)	123,226
2,685	ServisFirst Bancshares, Inc.	101,493
563	Signature Bank (a)	77,947
435	Simmons First National Corp., Class A	23,773
948	South State Corp.	83,566
714	Southside Bancshares, Inc.	24,790
917	State Bank Financial Corp.	24,631
7,145	Sterling Bancorp	166,121
1,202	Stock Yards Bancorp, Inc.	49,282
6,207	SunTrust Banks, Inc.	352,620
1,844	SVB Financial Group (a)	324,433
4,128	Synovus Financial Corp.	172,550
2,536	Texas Capital Bancshares, Inc. (a)	192,990
2,219	TowneBank	72,007
3,332	U.S. Bancorp	170,865
2,248	UMB Financial Corp.	162,958
2,043	Union Bankshares Corp.	69,952
3,528	United Community Banks, Inc.	96,491
486	Washington Trust Bancorp, Inc.	23,911
1,692	Webster Financial Corp.	85,971
3,449	Western Alliance Bancorp (a)	165,207
2,450	Wintrust Financial Corp.	173,607
8,172	Zions Bancorporation	327,125
		11,001,731

	Beverages — 0.3%
515	Constellation Brands, Inc., Class A	88,858
853	Dr Pepper Snapple Group, Inc.	78,177
1,445	National Beverage Corp.	128,013
		295,048

	Biotechnology — 4.7%
1,282	AbbVie, Inc.	84,535
3,694	ACADIA Pharmaceuticals, Inc. (a)	126,815
836	Agios Pharmaceuticals, Inc. (a)	41,558
4,285	Alkermes PLC (a)	249,601
1,063	AMAG Pharmaceuticals, Inc. (a)	25,937
509	Amgen, Inc.	83,130
13,659	Array BioPharma, Inc. (a)	118,424
1,397	Bluebird Bio, Inc. (a)	124,263
3,053	Blueprint Medicines Corp. (a)	142,209
2,014	Celgene Corp. (a)	249,837
1,472	Eagle Pharmaceuticals, Inc. (a) (b)	133,348
5,170	Exact Sciences Corp. (a)	155,152
9,767	Exelixis, Inc. (a)	218,781
972	FibroGen, Inc. (a)	27,216

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
2,283	Genomic Health, Inc. (a)	$75,019
3,769	Halozyme Therapeutics, Inc. (a)	52,540
3,210	Incyte Corp. (a)	398,939
5,726	Ironwood Pharmaceuticals, Inc. (a)	93,448
1,080	Juno Therapeutics, Inc. (a) (b)	26,935
2,697	Kite Pharma, Inc. (a)	221,370
226	Ligand Pharmaceuticals, Inc. (a)	25,124
7,543	MiMedx Group, Inc. (a) (b)	95,721
1,795	Momenta Pharmaceuticals, Inc. (a)	25,758
3,116	Portola Pharmaceuticals, Inc. (a)	124,609
2,042	Repligen Corp. (a)	75,125
1,650	Sarepta Therapeutics, Inc. (a)	59,829
6,825	Seattle Genetics, Inc. (a)	466,147
449	Spark Therapeutics, Inc. (a)	26,029
2,788	TESARO, Inc. (a)	411,481
625	United Therapeutics Corp. (a)	78,562
3,923	Vertex Pharmaceuticals, Inc. (a)	464,091
2,042	Xencor, Inc. (a)	52,418
		4,553,951

	Building Products — 2.0%
2,482	A.O. Smith Corp.	133,730
1,382	AAON, Inc.	50,650
1,678	Allegion PLC	131,958
1,064	American Woodmark Corp. (a)	97,782
2,048	Apogee Enterprises, Inc.	111,616
8,195	Builders FirstSource, Inc. (a)	131,202
3,987	Continental Building Products, Inc. (a)	97,083
4,119	Fortune Brands Home & Security, Inc.	262,545
1,186	Gibraltar Industries, Inc. (a)	46,550
4,954	Griffon Corp.	118,896
1,984	Johnson Controls International PLC	82,475
759	Lennox International, Inc.	125,531
5,696	NCI Building Systems, Inc. (a)	99,680
1,378	Patrick Industries, Inc. (a)	97,907
6,199	Ply Gem Holdings, Inc. (a)	119,331
1,408	Trex Co., Inc. (a)	103,052
3,994	USG Corp. (a)	121,018
		1,931,006

	Capital Markets — 3.8%
14,906	BGC Partners, Inc., Class A	169,630
522	CBOE Holdings, Inc.	43,018
8,410	Charles Schwab (The) Corp.	326,729
703	CME Group, Inc.	81,682
599	Cohen & Steers, Inc.	23,900
9,838	E*TRADE Financial Corp. (a)	339,903
2,825	Eaton Vance Corp.	121,277
2,717	Evercore Partners, Inc., Class A	200,379
257	FactSet Research Systems, Inc.	41,958
2,243	Financial Engines, Inc.	95,327
1,494	Goldman Sachs Group (The), Inc.	334,357
4,187	Intercontinental Exchange, Inc.	252,057
903	MarketAxess Holdings, Inc.	173,846
746	Moody’s Corp.	88,267

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
8,012	Morgan Stanley	$347,480
1,742	MSCI, Inc.	174,757
1,982	Northern Trust Corp.	178,380
5,626	Raymond James Financial, Inc.	419,250
1,917	S&P Global, Inc.	257,242
839	SEI Investments Co.	42,546
		3,711,985

	Chemicals — 2.9%
762	A. Schulman, Inc.	24,117
3,249	Albemarle Corp.	353,849
514	Balchem Corp.	41,716
3,820	Celanese Corp., Series A	332,493
1,280	Chase Corp.	131,200
5,498	Chemours (The) Co.	221,514
4,732	Ferro Corp. (a)	84,797
2,992	GCP Applied Technologies, Inc. (a)	98,437
630	International Flavors & Fragrances, Inc.	87,312
2,883	Koppers Holdings, Inc. (a)	122,383
3,949	Kraton Corp. (a)	129,172
1,105	Minerals Technologies, Inc.	86,964
6,439	Olin Corp.	206,885
16,256	Platform Specialty Products Corp. (a)	230,348
742	Quaker Chemical Corp.	107,293
907	Scotts Miracle-Gro (The) Co.	87,616
534	Sensient Technologies Corp.	43,681
553	Sherwin-Williams (The) Co.	185,078
3,154	Trinseo S.A.	209,426
		2,784,281

	Commercial Services & Supplies — 2.1%
1,860	Brady Corp., Class A	72,447
2,285	Brink’s (The) Co.	140,299
2,712	Cintas Corp.	332,139
5,468	Copart, Inc. (a)	168,961
2,947	Healthcare Services Group, Inc.	135,297
1,939	KAR Auction Services, Inc.	84,579
354	Matthews International Corp., Class A	24,267
1,797	MSA Safety, Inc.	139,897
688	Multi-Color Corp.	52,838
1,935	Quad/Graphics, Inc.	50,813
5,465	Republic Services, Inc.	344,240
4,560	Rollins, Inc.	177,065
3,437	Waste Management, Inc.	250,145
2,000	West Corp.	53,380
		2,026,367

	Communications Equipment — 1.9%
1,600	Arista Networks, Inc. (a)	223,424
3,586	Ciena Corp. (a)	82,155
5,075	CommScope Holding Co., Inc. (a)	213,353
1,204	F5 Networks, Inc. (a)	155,473
1,548	Finisar Corp. (a)	35,356

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
3,856	Harris Corp.	$431,448
1,962	InterDigital, Inc.	176,384
2,289	Lumentum Holdings, Inc. (a)	97,855
2,907	Motorola Solutions, Inc.	249,915
484	NETGEAR, Inc. (a)	22,821
9,948	Oclaro, Inc. (a) (b)	79,683
1,685	Ubiquiti Networks, Inc. (a)	86,811
		1,854,678

	Construction & Engineering — 0.6%
1,846	Argan, Inc.	123,405
2,277	Dycom Industries, Inc. (a)	240,588
5,285	MasTec, Inc. (a)	233,333
		597,326

	Construction Materials — 0.5%
1,307	Eagle Materials, Inc.	125,433
1,148	Martin Marietta Materials, Inc.	252,778
5,139	Summit Materials, Inc., Class A (c)	131,867
		510,078

	Consumer Finance — 0.5%
212	Credit Acceptance Corp. (a)	43,089
3,665	Discover Financial Services	229,392
17,492	SLM Corp. (a)	219,350
		491,831

	Containers & Packaging — 1.0%
3,486	Berry Global Group, Inc. (a)	174,300
3,074	Greif, Inc., Class A	180,198
1,645	International Paper Co.	88,781
8,308	Owens-Illinois, Inc. (a)	181,280
3,746	Packaging Corp. of America	370,030
		994,589

	Distributors — 0.2%
1,774	Pool Corp.	212,206

	Diversified Consumer Services — 0.8%
1,168	Bright Horizons Family Solutions, Inc. (a)	88,908
1,149	Capella Education Co.	109,500
2,956	Grand Canyon Education, Inc. (a)	222,173
3,042	ServiceMaster Global Holdings, Inc. (a)	115,900
2,148	Sotheby’s (a)	101,729
1,214	Strayer Education, Inc.	105,266
		743,476

	Diversified Telecommunication Services — 0.3%
1,135	Cogent Communications Holdings, Inc.	51,075
14,976	Globalstar, Inc. (a) (b)	28,604

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services (Continued)
5,147	Zayo Group Holdings, Inc. (a)	$180,506
		260,185

	Electrical Equipment — 0.4%
4,005	General Cable Corp.	72,090
2,204	Rockwell Automation, Inc.	346,799
		418,889

	Electronic Equipment, Instruments & Components — 2.3%
3,522	Amphenol Corp., Class A	254,676
7,434	CDW Corp.	439,275
2,521	Cognex Corp.	215,142
1,029	Coherent, Inc. (a)	221,853
2,324	Fabrinet (a)	80,573
3,387	II-VI, Inc. (a)	112,279
1,403	IPG Photonics Corp. (a)	177,227
1,184	Itron, Inc. (a)	76,782
1,059	Littelfuse, Inc.	163,245
7,570	TTM Technologies, Inc. (a)	126,646
1,967	Universal Display Corp.	175,752
1,856	Zebra Technologies Corp., Class A (a)	174,965
		2,218,415

	Energy Equipment & Services — 0.4%
3,883	Exterran Corp. (a)	106,278
5,775	Fairmount Santrol Holdings, Inc. (a) (b)	29,799
1,698	Halliburton Co.	77,904
10,649	McDermott International, Inc. (a)	69,644
3,239	Nabors Industries Ltd.	33,491
2,975	Unit Corp. (a)	63,933
		381,049

	Equity Real Estate Investment Trusts — 2.1%
5,531	American Homes 4 Rent, Class A	127,490
1,412	American Tower Corp.	177,827
2,904	CareTrust REIT, Inc.	49,426
2,494	Colony Starwood Homes	86,218
1,410	CoreSite Realty Corp.	137,969
1,279	Corporate Office Properties Trust	41,874
1,645	CyrusOne, Inc.	89,883
785	Digital Realty Trust, Inc.	90,149
1,102	Douglas Emmett, Inc.	41,512
1,707	DuPont Fabros Technology, Inc.	87,996
429	Equinix, Inc.	179,193
3,149	Four Corners Property Trust, Inc.	73,466
4,139	iStar, Inc. (a)	50,620
1,699	Lamar Advertising Co., Class A	122,447
1,003	National Storage Affiliates Trust	24,574
4,789	New Senior Investment Group, Inc.	49,901
4,481	Rayonier, Inc.	126,454
1,064	Rexford Industrial Realty, Inc.	26,536

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
2,054	Ryman Hospitality Properties, Inc.	$131,004
2,574	Sabra Health Care REIT, Inc.	69,987
694	SBA Communications Corp. (a)	87,784
929	Select Income REIT	23,281
555	Seritage Growth Properties, Class A	23,033
3,057	Summit Hotel Properties, Inc.	50,532
1,638	Uniti Group, Inc.	44,979
		2,014,135

	Food Products — 0.4%
1,052	B&G Foods, Inc.	44,184
395	Calavo Growers, Inc.	25,912
1,571	Hershey (The) Co.	169,982
1,890	Kraft Heinz (The) Co.	170,837
		410,915

	Health Care Equipment & Supplies — 5.2%
676	ABIOMED, Inc. (a)	88,096
1,476	Align Technology, Inc. (a)	198,699
1,366	Becton, Dickinson and Co.	255,401
10,078	Boston Scientific Corp. (a)	265,858
691	C. R. Bard, Inc.	212,469
1,057	Cantel Medical Corp.	78,651
3,455	Cardiovascular Systems, Inc. (a)	103,201
1,254	Cooper (The) Cos., Inc.	251,214
999	DexCom, Inc. (a)	77,882
2,380	Glaukos Corp. (a)	113,121
2,998	Hill-Rom Holdings, Inc.	226,769
4,033	Hologic, Inc. (a)	182,090
320	ICU Medical, Inc. (a)	49,216
2,775	IDEXX Laboratories, Inc. (a)	465,451
1,574	Inogen, Inc. (a)	130,469
1,134	Insulet Corp. (a)	49,227
1,005	Integra LifeSciences Holdings Corp. (a)	46,200
224	Intuitive Surgical, Inc. (a)	187,235
3,505	K2M Group Holdings, Inc. (a)	77,636
2,270	Masimo Corp. (a)	233,220
1,037	Medtronic PLC	86,164
3,380	Merit Medical Systems, Inc. (a)	113,906
1,292	Neogen Corp. (a)	80,530
1,807	Nevro Corp. (a)	170,256
2,267	NuVasive, Inc. (a)	164,380
2,679	NxStage Medical, Inc. (a)	80,075
1,171	Penumbra, Inc. (a)	100,062
3,483	ResMed, Inc.	236,809
3,354	Spectranetics (The) Corp. (a)	95,924
1,904	Stryker Corp.	259,648
437	Teleflex, Inc.	90,411
519	West Pharmaceutical Services, Inc.	47,764
6,801	Wright Medical Group N.V. (a)	206,682
		5,024,716

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.4%
1,407	Amedisys, Inc. (a)	$76,260
1,939	AmerisourceBergen Corp.	159,095
3,008	AMN Healthcare Services, Inc. (a)	122,877
4,821	HCA Healthcare, Inc. (a)	405,977
2,992	HealthEquity, Inc. (a)	136,196
2,966	HealthSouth Corp.	139,105
1,747	Laboratory Corp. of America Holdings (a)	244,842
6,262	Surgery Partners, Inc. (a)	107,706
4,884	Teladoc, Inc. (a)	121,123
3,357	Tivity Health, Inc. (a)	112,795
367	U.S. Physical Therapy, Inc.	24,075
2,616	UnitedHealth Group, Inc.	457,486
1,208	WellCare Health Plans, Inc. (a)	185,319
		2,292,856

	Health Care Technology — 0.8%
376	athenahealth, Inc. (a)	36,852
2,916	Cerner Corp. (a)	188,811
5,476	Evolent Health, Inc., Class A (a)	127,317
2,403	HMS Holdings Corp. (a)	49,189
2,201	Medidata Solutions, Inc. (a)	144,011
4,127	Veeva Systems, Inc., Class A (a)	221,290
		767,470

	Hotels, Restaurants & Leisure — 3.8%
1,980	Belmond Ltd., Class A (a)	24,552
545	Brinker International, Inc.	24,084
10,229	Caesars Entertainment Corp. (a) (b)	113,542
2,705	Choice Hotels International, Inc.	169,603
307	Churchill Downs, Inc.	51,208
5,811	Denny’s Corp. (a)	73,800
2,328	Domino’s Pizza, Inc.	422,276
774	Dunkin’ Brands Group, Inc.	43,236
8,079	ILG, Inc.	194,785
4,883	Intrawest Resorts Holdings, Inc. (a)	115,141
1,248	Jack in the Box, Inc.	127,259
3,613	La Quinta Holdings, Inc. (a)	50,979
3,644	Marriott International, Inc., Class A	344,066
1,222	Marriott Vacations Worldwide Corp.	134,640
645	McDonald’s Corp.	90,255
3,049	MGM Resorts International	93,635
6,766	Norwegian Cruise Line Holdings Ltd. (a)	364,890
1,058	Papa John’s International, Inc.	83,645
5,301	Penn National Gaming, Inc. (a)	97,962
5,163	Scientific Games Corp., Class A (a)	122,621
712	Six Flags Entertainment Corp.	44,578
945	Sonic Corp.	25,402
1,431	Starbucks Corp.	85,946
1,901	Texas Roadhouse, Inc.	89,119
882	Vail Resorts, Inc.	174,336
6,221	Wendy’s (The) Co.	91,698

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
847	Wingstop, Inc.	$24,927
4,072	Wyndham Worldwide Corp.	388,102
		3,666,287

	Household Durables — 0.9%
2,315	Installed Building Products, Inc. (a)	123,505
1,846	iRobot Corp. (a)	147,200
841	Leggett & Platt, Inc.	44,186
1,496	Mohawk Industries, Inc. (a)	351,246
3,638	Newell Brands, Inc.	173,678
		839,815

	Household Products — 1.0%
3,517	Central Garden & Pet Co., Class A (a)	123,904
1,675	Church & Dwight Co., Inc.	82,963
620	Clorox (The) Co.	82,888
3,037	Energizer Holdings, Inc.	179,881
8,764	HRG Group, Inc. (a)	175,368
635	Kimberly-Clark Corp.	82,391
1,803	Spectrum Brands Holdings, Inc.	259,145
		986,540

	Independent Power and Renewable Electricity Producers — 0.2%
4,061	NRG Yield, Inc., Class C	71,880
2,225	Ormat Technologies, Inc.	131,408
		203,288

	Industrial Conglomerates — 0.2%
437	3M Co.	85,578
405	Roper Technologies, Inc.	88,573
		174,151

	Insurance — 0.5%
1,015	Brown & Brown, Inc.	43,543
2,323	Marsh & McLennan Cos., Inc.	172,204
2,575	Primerica, Inc.	215,785
1,994	Universal Insurance Holdings, Inc.	51,944
		483,476

	Internet & Direct Marketing Retail — 1.7%
484	Amazon.com, Inc. (a)	447,695
2,254	Etsy, Inc. (a)	24,253
2,903	Netflix, Inc. (a)	441,837
2,200	Nutrisystem, Inc.	117,590
241	Priceline Group (The), Inc. (a)	445,084
1,012	Shutterfly, Inc. (a)	52,523
2,413	Wayfair, Inc., Class A (a) (b)	110,298
		1,639,280

	Internet Software & Services — 2.0%
2,463	2U, Inc. (a)	111,820
2,338	Alarm.com Holdings, Inc. (a)	76,242
99	Alphabet, Inc., Class A (a)	91,528

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
4,407	Box, Inc., Class A (a)	$75,977
491	Cimpress N.V. (a)	40,301
204	CoStar Group, Inc. (a)	49,142
2,489	eBay, Inc. (a)	83,158
3,052	Endurance International Group Holdings, Inc. (a)	23,195
742	Envestnet, Inc. (a)	25,822
5,935	Five9, Inc. (a)	108,284
1,287	GrubHub, Inc. (a)	55,315
2,952	GTT Communications, Inc. (a)	81,180
2,018	j2 Global, Inc.	182,104
1,939	New Relic, Inc. (a)	77,521
3,584	Pandora Media, Inc. (a) (b)	38,886
2,803	Q2 Holdings, Inc. (a)	106,935
579	Shutterstock, Inc. (a)	25,030
410	SPS Commerce, Inc. (a)	22,657
607	Stamps.com, Inc. (a)	64,433
7,893	TrueCar, Inc. (a) (b)	138,285
1,970	VeriSign, Inc. (a)	175,172
2,531	Web.com Group, Inc. (a)	48,848
927	WebMD Health Corp. (a)	50,271
2,585	Yelp, Inc. (a)	91,535
1,257	Zillow Group, Inc., Class C (a)	49,023
		1,892,664

	IT Services — 3.7%
697	Accenture PLC, Class A	84,546
1,716	Acxiom Corp. (a)	49,592
1,378	Alliance Data Systems Corp.	343,990
1,676	Automatic Data Processing, Inc.	175,125
1,105	Black Knight Financial Services, Inc., Class A (a)	45,747
2,526	Broadridge Financial Solutions, Inc.	176,669
906	Cardtronics PLC, Class A (a)	37,672
4,158	CoreLogic, Inc. (a)	177,713
1,682	EPAM Systems, Inc. (a)	129,514
1,507	EVERTEC, Inc.	23,886
3,148	Fidelity National Information Services, Inc.	265,030
8,193	First Data Corp., Class A (a)	127,975
1,488	Fiserv, Inc. (a)	177,280
2,321	Gartner, Inc. (a)	264,803
455	Jack Henry & Associates, Inc.	44,099
1,526	Mastercard, Inc., Class A	177,504
3,989	PayPal Holdings, Inc. (a)	190,355
1,707	Science Applications International Corp.	124,594
12,249	Square, Inc., Class A (a)	223,422
6,420	Total System Services, Inc.	367,930
3,909	Vantiv, Inc., Class A (a)	242,514
940	Visa, Inc., Class A	85,747
409	WEX, Inc. (a)	41,497
		3,577,204

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 0.4%
4,298	Hasbro, Inc.	$425,975

	Life Sciences Tools & Services — 0.9%
2,970	Accelerate Diagnostics, Inc. (a) (b)	81,081
1,708	Albany Molecular Research, Inc. (a) (b)	27,345
1,306	Cambrex Corp. (a)	77,511
490	Illumina, Inc. (a)	90,582
923	INC Research Holdings, Inc., Class A (a)	41,535
523	Mettler-Toledo International, Inc. (a)	268,519
3,245	PRA Health Sciences, Inc. (a)	207,550
535	Waters Corp. (a)	90,891
		885,014

	Machinery — 2.5%
3,522	Allison Transmission Holdings, Inc.	136,231
794	Astec Industries, Inc.	50,300
1,010	EnPro Industries, Inc.	71,356
1,681	ESCO Technologies, Inc.	98,927
7,662	Harsco Corp. (a)	99,989
1,892	Illinois Tool Works, Inc.	261,266
3,082	Ingersoll-Rand PLC	273,528
2,407	John Bean Technologies Corp.	213,381
5,395	Kennametal, Inc.	224,324
911	Lydall, Inc. (a)	47,736
1,241	Middleby (The) Corp. (a)	168,937
1,984	Navistar International Corp. (a)	53,389
1,378	Nordson Corp.	172,526
740	RBC Bearings, Inc. (a)	74,222
495	Snap-on, Inc.	82,927
2,071	SPX FLOW, Inc. (a)	74,846
2,711	Toro (The) Co.	175,998
4,313	Welbilt, Inc. (a)	88,417
		2,368,300

	Media — 3.1%
762	AMC Entertainment Holdings, Inc., Class A	23,088
136	Cable One, Inc.	92,733
4,949	CBS Corp., Class B	329,405
1,311	Charter Communications, Inc., Class A (a)	452,505
9,131	Comcast Corp., Class A	357,844
3,948	DISH Network Corp., Class A (a)	254,409
1,986	Liberty Broadband Corp., Class C (a)	181,044
6,969	Live Nation Entertainment, Inc. (a)	224,123
3,079	MSG Networks, Inc., Class A (a)	76,821
3,749	Regal Entertainment Group, Class A	82,740
2,161	Scripps Networks Interactive, Inc., Class A	161,470
3,015	Sinclair Broadcast Group, Inc., Class A	118,942
83,308	Sirius XM Holdings, Inc. (b)	412,375

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
2,210	Walt Disney (The) Co.	$255,476
		3,022,975

	Metals & Mining — 1.4%
17,663	AK Steel Holding Corp. (a)	111,984
2,720	Allegheny Technologies, Inc. (b)	49,912
9,623	Century Aluminum Co. (a)	131,258
11,899	Cliffs Natural Resources, Inc. (a)	79,961
18,761	Freeport-McMoRan, Inc. (a)	239,203
32,009	Hecla Mining Co.	174,449
1,209	Royal Gold, Inc.	85,452
9,874	Steel Dynamics, Inc.	356,846
6,260	United States Steel Corp.	139,723
		1,368,788

	Mortgage Real Estate Investment Trusts — 0.5%
15,447	Annaly Capital Management, Inc.	182,429
2,735	Blackstone Mortgage Trust, Inc., Class A	84,457
12,465	New Residential Investment Corp.	207,791
2,941	Redwood Trust, Inc.	50,203
		524,880

	Multiline Retail — 0.3%
2,187	Dollar Tree, Inc. (a)	181,018
3,645	Ollie’s Bargain Outlet Holdings, Inc. (a)	139,604
		320,622

	Oil, Gas & Consumable Fuels — 1.7%
3,248	California Resources Corp. (a) (b)	38,002
7,261	Cheniere Energy, Inc. (a)	329,286
7,127	Chesapeake Energy Corp. (a)	37,488
2,523	CONSOL Energy, Inc. (a)	38,299
2,003	Devon Energy Corp.	79,098
5,799	Laredo Petroleum, Inc. (a)	74,575
5,937	Oasis Petroleum, Inc. (a)	70,888
6,191	ONEOK, Inc.	325,708
1,302	Parsley Energy, Inc., Class A (a)	38,787
449	Pioneer Natural Resources Co.	77,673
3,572	Rice Energy, Inc. (a)	76,048
7,535	Sanchez Energy Corp. (a) (b)	58,321
5,730	Targa Resources Corp.	315,895
2,824	Williams (The) Cos., Inc.	86,499
		1,646,567

	Paper & Forest Products — 0.1%
5,286	KapStone Paper and Packaging Corp.	111,482

	Personal Products — 0.0%
860	Revlon, Inc., Class A (a)	22,317

	Pharmaceuticals — 0.8%
995	Akorn, Inc. (a)	33,283

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
11,141	Corcept Therapeutics, Inc. (a)	$106,285
2,107	Dermira, Inc. (a)	71,765
2,040	Eli Lilly and Co.	167,402
2,864	Horizon Pharma PLC (a)	44,048
7,064	Innoviva, Inc. (a)	83,249
875	Jazz Pharmaceuticals PLC (a)	139,370
3,063	Nektar Therapeutics (a)	58,105
651	Theravance Biopharma, Inc. (a) (b)	26,255
		729,762

	Professional Services — 0.8%
1,833	Equifax, Inc.	248,023
402	Exponent, Inc.	24,582
1,377	Insperity, Inc.	125,789
4,415	TransUnion (a)	176,733
4,225	TriNet Group, Inc. (a)	124,215
1,171	WageWorks, Inc. (a)	86,420
		785,762

	Real Estate Management & Development — 0.2%
722	Howard Hughes (The) Corp. (a)	88,886
1,209	RE/MAX Holdings, Inc., Class A	71,512
		160,398

	Road & Rail — 0.9%
9,217	CSX Corp.	468,592
1,871	J.B. Hunt Transport Services, Inc.	167,754
1,484	Old Dominion Freight Line, Inc.	131,364
789	Union Pacific Corp.	88,336
		856,046

	Semiconductors & Semiconductor Equipment — 7.2%
1,425	Advanced Energy Industries, Inc. (a)	105,165
29,487	Advanced Micro Devices, Inc. (a)	392,177
10,536	Amkor Technology, Inc. (a)	124,114
3,059	Analog Devices, Inc.	233,096
11,029	Applied Materials, Inc.	447,888
5,451	Brooks Automation, Inc.	137,692
1,594	Cabot Microelectronics Corp.	124,890
1,772	Cavium, Inc. (a)	122,002
3,488	Cirrus Logic, Inc. (a)	224,453
15,382	Cypress Semiconductor Corp.	215,502
9,045	Entegris, Inc. (a)	224,316
8,244	FormFactor, Inc. (a)	91,508
1,000	Inphi Corp. (a)	41,420
3,577	Integrated Device Technology, Inc. (a)	85,812
4,513	KLA-Tencor Corp.	443,267
3,342	Lam Research Corp.	484,089
1,753	MACOM Technology Solutions Holdings, Inc. (a)	85,687
3,817	Maxim Integrated Products, Inc.	168,521
4,353	MaxLinear, Inc. (a)	121,144
5,815	Microchip Technology, Inc.	439,498

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
14,846	Micron Technology, Inc. (a)	$410,789
2,464	Microsemi Corp. (a)	115,660
3,079	MKS Instruments, Inc.	240,932
1,379	Monolithic Power Systems, Inc.	126,178
3,151	NVIDIA Corp.	328,649
13,664	ON Semiconductor Corp. (a)	193,756
364	Power Integrations, Inc.	24,006
6,258	Qorvo, Inc. (a)	425,732
2,890	Semtech Corp. (a)	98,693
2,302	Silicon Laboratories, Inc. (a)	163,787
2,558	Skyworks Solutions, Inc.	255,135
2,130	Texas Instruments, Inc.	168,653
2,408	Veeco Instruments, Inc. (a)	79,464
		6,943,675

	Software — 7.6%
4,714	8x8, Inc. (a)	68,589
8,605	Activision Blizzard, Inc.	449,611
3,297	Adobe Systems, Inc. (a)	440,941
1,606	ANSYS, Inc. (a)	176,917
2,874	Aspen Technology, Inc. (a)	176,722
1,985	Autodesk, Inc. (a)	178,789
3,111	Barracuda Networks, Inc. (a)	63,247
1,656	Blackbaud, Inc.	133,159
596	BroadSoft, Inc. (a)	22,886
5,393	Cadence Design Systems, Inc. (a)	175,650
2,288	Callidus Software, Inc. (a)	48,162
5,280	CDK Global, Inc.	343,253
4,116	Citrix Systems, Inc. (a)	333,149
1,174	Ebix, Inc.	72,436
2,800	Electronic Arts, Inc. (a)	265,496
422	Ellie Mae, Inc. (a)	42,943
657	Fair Isaac Corp.	89,010
1,900	FireEye, Inc. (a) (b)	23,769
4,415	Fortinet, Inc. (a)	172,185
751	Guidewire Software, Inc. (a)	46,179
1,187	HubSpot, Inc. (a)	79,588
1,269	Microsoft Corp.	86,876
3,680	Paycom Software, Inc. (a)	221,720
1,264	Paylocity Holding Corp. (a)	49,852
4,827	Pegasystems, Inc.	219,870
825	Progress Software Corp.	24,519
1,139	Proofpoint, Inc. (a)	85,846
2,417	PTC, Inc. (a)	130,639
1,897	Qualys, Inc. (a)	72,845
6,065	RealPage, Inc. (a)	224,708
2,898	Red Hat, Inc. (a)	255,256
4,315	RingCentral, Inc., Class A (a)	137,864
3,039	salesforce.com, Inc. (a)	261,719
3,924	ServiceNow, Inc. (a)	370,740
2,039	Splunk, Inc. (a)	131,128
4,783	SS&C Technologies Holdings, Inc.	175,727
5,948	Synopsys, Inc. (a)	438,368
1,709	Tableau Software, Inc., Class A (a)	91,739

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
3,571	Take-Two Interactive Software, Inc. (a)	$224,437
274	Tyler Technologies, Inc. (a)	44,824
217	Ultimate Software Group (The), Inc. (a)	43,979
3,072	Varonis Systems, Inc. (a)	96,461
4,656	VMware, Inc., Class A (a) (b)	438,223
1,003	Workday, Inc., Class A (a)	87,662
2,564	Zendesk, Inc. (a)	73,715
		7,391,398

	Specialty Retail — 1.9%
2,176	Burlington Stores, Inc. (a)	215,250
2,898	CarMax, Inc. (a)	169,533
1,660	Five Below, Inc. (a)	81,539
1,707	Home Depot (The), Inc.	266,463
310	O’Reilly Automotive, Inc. (a)	76,926
2,605	Ross Stores, Inc.	169,325
3,602	Tiffany & Co.	330,123
3,734	Tile Shop Holdings, Inc.	79,721
1,504	Ulta Beauty, Inc. (a)	423,286
		1,812,166

	Technology Hardware, Storage & Peripherals — 0.6%
1,602	3D Systems Corp. (a) (b)	25,360
2,389	Apple, Inc.	343,180
4,634	NCR Corp. (a)	191,152
2,438	Pure Storage, Inc., Class A (a)	25,867
		585,559

	Textiles, Apparel & Luxury Goods — 0.1%
4,205	Kate Spade & Co. (a)	73,167

	Thrifts & Mortgage Finance — 1.1%
1,498	Beneficial Bancorp, Inc.	23,968
1,869	BofI Holding, Inc. (a) (b)	44,650
5,852	Essent Group Ltd. (a)	216,582
1,592	Kearny Financial Corp.	23,243
974	LendingTree, Inc. (a)	137,237
2,669	Meridian Bancorp, Inc.	46,841
1,104	Meta Financial Group, Inc.	93,730
1,330	Northfield Bancorp, Inc.	24,445
1,734	OceanFirst Financial Corp.	47,945
927	Provident Financial Services, Inc.	23,815
2,871	United Financial Bancorp, Inc.	49,582
2,929	Walker & Dunlop, Inc. (a)	131,366
2,558	Washington Federal, Inc.	86,205
1,564	WSFS Financial Corp.	73,821
		1,023,430

	Tobacco — 0.3%
1,170	Altria Group, Inc.	83,982

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
1,520	Philip Morris International, Inc.	$168,477
		252,459

	Trading Companies & Distributors — 1.2%
3,332	Fastenal Co.	148,874
3,984	H&E Equipment Services, Inc.	84,142
4,173	HD Supply Holdings, Inc. (a)	168,172
4,735	Triton International Ltd.	144,938
3,431	United Rentals, Inc. (a)	376,243
6,903	Univar, Inc. (a)	206,055
		1,128,424

	Water Utilities — 0.1%
1,074	American Water Works Co., Inc.	85,662
1,013	SJW Group	49,475
		135,137

	Wireless Telecommunication Services — 0.5%
6,642	T-Mobile US, Inc. (a)	446,807
	Total Common Stocks — 100.0%	96,728,427
	(Cost $84,626,693)

	Money Market Funds — 0.7%
594,634	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (d) (e)	594,634
66,461	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 0.61% (d)	66,461
	Total Money Market Funds — 0.7%	661,095
	(Cost $661,095)

Principal Value	Description	Value
	Repurchase Agreements — 0.9%
$7,876	JPMorgan Chase & Co., 0.68% (d), dated 04/28/17, due 05/01/17, with a maturity value of $7,876. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $8,060. (e)	7,876

Principal Value	Description	Value
	Repurchase Agreements (Continued)
$891,554	RBC Capital Markets LLC, 0.77% (d), dated 04/28/17, due 05/01/17, with a maturity value of $891,611. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $913,365. (e)	$891,554
	Total Repurchase Agreements — 0.9%	899,430
	(Cost $899,430)

	Total Investments — 101.6%	98,288,952
	(Cost $86,187,218) (f)
	Net Other Assets and Liabilities — (1.6)%	(1,554,000)
	Net Assets — 100.0%	$96,734,952

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,469,380, which includes Tootsie Roll Industries, Inc. in the amount of $448. This security was sold prior to April 30, 2017. The total value of the collateral held by the Fund is $1,494,064.
(c)	Non-income producing security which makes PIK distributions. For the fiscal year-to-date period (August 1, 2016 to April 30, 2017), the Fund received 27 PIK shares of Summit Materials, Inc., Class A.
(d)	Interest rate shown reflects yield as of April 30, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,794,827 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $693,093.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$96,728,427	$—	$—
Money Market Funds	661,095	—	—
Repurchase Agreements	—	899,430	—
Total Investments	$97,389,522	$899,430	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 2.0%
4,134	Esterline Technologies Corp. (a)	$378,054
3,260	Hexcel Corp.	168,705
1,990	KLX, Inc. (a)	94,127
6,142	Spirit AeroSystems Holdings, Inc., Class A	351,077
1,407	Teledyne Technologies, Inc. (a)	189,706
		1,181,669

	Airlines — 1.6%
21,579	JetBlue Airways Corp. (a)	471,070
8,379	Spirit Airlines, Inc. (a)	479,865
		950,935

	Auto Components — 1.3%
23,030	Dana, Inc.	447,243
5,700	Tenneco, Inc.	359,271
		806,514

	Banks — 2.8%
7,290	Associated Banc-Corp.	181,521
4,769	BankUnited, Inc.	168,298
4,984	Fulton Financial Corp.	91,955
9,775	People’s United Financial, Inc.	170,769
4,368	Popular, Inc.	183,063
2,552	Prosperity Bancshares, Inc.	171,494
20,903	TCF Financial Corp.	345,109
15,041	Umpqua Holdings Corp.	265,774
7,538	Valley National Bancorp	88,647
		1,666,630

	Building Products — 0.7%
7,247	Owens Corning	440,980

	Capital Markets — 1.1%
10,131	Federated Investors, Inc., Class B	271,713
4,926	Legg Mason, Inc.	184,134
4,466	LPL Financial Holdings, Inc.	187,751
		643,598

	Chemicals — 2.0%
5,938	Cabot Corp.	357,408
5,175	H.B. Fuller Co.	273,395
7,250	Huntsman Corp.	179,583
197	NewMarket Corp.	92,728
7,828	PolyOne Corp.	306,936
		1,210,050

	Commercial Services & Supplies — 0.7%
4,930	Deluxe Corp.	354,516
2,178	Tetra Tech, Inc.	95,723
		450,239

	Construction & Engineering — 1.9%
7,498	AECOM (a)	256,507

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
2,827	EMCOR Group, Inc.	$185,847
1,690	Fluor Corp.	86,731
3,219	Jacobs Engineering Group, Inc.	176,787
7,190	Quanta Services, Inc. (a)	254,814
1,144	Valmont Industries, Inc.	174,288
		1,134,974

	Consumer Finance — 1.5%
30,130	Navient Corp.	457,976
33,388	Santander Consumer USA Holdings, Inc. (a)	425,363
		883,339

	Containers & Packaging — 2.5%
2,311	AptarGroup, Inc.	185,573
1,103	Avery Dennison Corp.	91,781
5,461	Bemis Co., Inc.	245,363
3,360	Crown Holdings, Inc. (a)	188,462
27,644	Graphic Packaging Holding Co.	375,406
2,997	Silgan Holdings, Inc.	181,678
5,042	Sonoco Products Co.	263,747
		1,532,010

	Diversified Consumer Services — 1.1%
594	Graham Holdings Co., Class B	357,410
11,476	H&R Block, Inc.	284,490
		641,900

	Diversified Telecommunication Services — 0.6%
207,813	Frontier Communications Corp. (b)	390,688

	Electric Utilities — 3.9%
5,254	ALLETE, Inc.	367,307
15,219	Great Plains Energy, Inc.	450,330
10,680	Hawaiian Electric Industries, Inc.	357,994
3,217	IDACORP, Inc.	271,901
7,628	OGE Energy Corp.	265,302
7,212	PNM Resources, Inc.	268,647
8,010	Portland General Electric Co.	363,173
		2,344,654

	Electrical Equipment — 1.5%
1,127	EnerSys	93,665
2,386	Generac Holdings, Inc. (a)	83,916
740	Hubbell, Inc.	83,716
5,879	Regal Beloit Corp.	463,559
4,074	Sensata Technologies Holding N.V. (a)	167,767
		892,623

	Electronic Equipment, Instruments & Components — 5.6%
2,244	Anixter International, Inc. (a)	182,998

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
6,059	Arrow Electronics, Inc. (a)	$427,159
7,775	Avnet, Inc.	300,815
21,721	AVX Corp.	367,302
3,857	Belden, Inc.	268,833
3,395	Dolby Laboratories, Inc., Class A	179,018
2,452	FLIR Systems, Inc.	90,062
9,227	Jabil Circuit, Inc.	267,768
7,384	Keysight Technologies, Inc. (a)	276,383
10,954	Sanmina Corp. (a)	408,037
3,179	SYNNEX Corp.	344,699
2,842	Tech Data Corp. (a)	271,837
		3,384,911

	Energy Equipment & Services — 1.2%
9,853	Oceaneering International, Inc.	260,021
3,664	Patterson-UTI Energy, Inc.	79,307
35,721	Transocean Ltd. (a)	394,003
		733,331

	Equity Real Estate Investment Trusts — 6.3%
2,959	Acadia Realty Trust	86,048
7,995	Columbia Property Trust, Inc.	179,887
11,322	CoreCivic, Inc.	390,043
14,198	DDR Corp.	153,480
14,244	Equity Commonwealth (a)	455,666
2,878	GEO Group (The), Inc.	95,895
3,382	Gramercy Property Trust	93,986
11,285	Hospitality Properties Trust	359,202
15,361	LaSalle Hotel Properties	438,710
1,083	Life Storage, Inc.	84,896
3,350	Outfront Media, Inc.	87,636
4,159	Piedmont Office Realty Trust, Inc., Class A	90,874
12,336	Retail Properties of America, Inc., Class A	164,562
18,917	RLJ Lodging Trust	406,526
13,177	Senior Housing Properties Trust	283,569
23,207	Sunstone Hotel Investors, Inc.	345,552
1,429	WP Carey, Inc.	89,455
		3,805,987

	Food & Staples Retailing — 0.9%
2,377	Casey’s General Stores, Inc.	266,390
3,847	Sprouts Farmers Market, Inc. (a)	85,827
6,357	US Foods Holding Corp. (a)	179,267
		531,484

	Food Products — 1.7%
9,164	Flowers Foods, Inc.	179,706
7,508	Fresh Del Monte Produce, Inc.	460,240
15,809	Pilgrim’s Pride Corp.	410,402
		1,050,348

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 1.7%
3,947	ONE Gas, Inc.	$271,672
4,989	South Jersey Industries, Inc.	187,187
3,219	Southwest Gas Holdings, Inc.	269,624
3,953	Spire, Inc.	270,978
		999,461

	Health Care Equipment & Supplies — 0.1%
976	Varian Medical Systems, Inc. (a)	88,562

	Health Care Providers & Services — 1.2%
486	Chemed Corp.	97,871
3,846	MEDNAX, Inc. (a)	232,145
5,851	Molina Healthcare, Inc. (a)	291,321
1,966	Patterson Cos., Inc.	87,467
		708,804

	Hotels, Restaurants & Leisure — 1.4%
2,329	Buffalo Wild Wings, Inc. (a)	366,934
4,211	Cheesecake Factory (The), Inc.	270,178
1,117	Cracker Barrel Old Country Store, Inc.	178,932
		816,044

	Household Durables — 3.1%
11,875	CalAtlantic Group, Inc.	430,112
1,889	Helen of Troy Ltd. (a)	177,566
85	NVR, Inc. (a)	179,456
18,883	PulteGroup, Inc.	428,078
9,852	Toll Brothers, Inc.	354,573
4,255	Tupperware Brands Corp.	305,552
		1,875,337

	Independent Power and Renewable Electricity Producers — 0.8%
40,246	Calpine Corp. (a)	410,509
4,757	NRG Energy, Inc.	80,394
		490,903

	Industrial Conglomerates — 0.3%
1,673	Carlisle Cos., Inc.	169,625

	Insurance — 9.2%
2,796	American Financial Group, Inc.	272,079
2,260	American National Insurance Co.	264,239
24,092	AmTrust Financial Services, Inc.	386,677
6,835	Aspen Insurance Holdings Ltd.	357,812
3,719	Assurant, Inc.	357,917
11,984	Assured Guaranty Ltd.	456,950
6,635	Axis Capital Holdings Ltd.	437,246
21,693	CNO Financial Group, Inc.	457,071
1,394	Enstar Group Ltd. (a)	271,551
11,323	First American Financial Corp.	491,531
988	Hanover Insurance Group (The), Inc.	87,211
14,974	National General Holdings Corp.	340,509
17,371	Old Republic International Corp.	359,232

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
2,953	ProAssurance Corp.	$182,791
3,075	RenaissanceRe Holdings Ltd.	437,173
6,310	Validus Holdings Ltd.	348,817
		5,508,806

	IT Services — 1.8%
3,034	CACI International, Inc., Class A (a)	358,012
3,037	CSRA, Inc.	88,316
1,040	Euronet Worldwide, Inc. (a)	85,925
10,778	Genpact Ltd.	263,199
1,740	Leidos Holdings, Inc.	91,628
2,861	MAXIMUS, Inc.	174,492
		1,061,572

	Leisure Products — 0.6%
2,906	Brunswick Corp.	164,915
2,123	Polaris Industries, Inc. (b)	181,007
		345,922

	Life Sciences Tools & Services — 1.0%
3,812	Bruker Corp.	92,974
990	Charles River Laboratories International, Inc. (a)	88,803
2,819	PAREXEL International Corp. (a)	179,937
1,531	PerkinElmer, Inc.	90,957
6,309	VWR Corp. (a)	178,292
		630,963

	Machinery — 3.8%
4,434	AGCO Corp.	283,732
5,198	Barnes Group, Inc.	285,734
2,265	Colfax Corp. (a)	91,664
1,955	Donaldson Co., Inc.	90,477
952	IDEX Corp.	99,731
6,504	ITT, Inc.	274,013
2,594	Oshkosh Corp.	179,998
5,903	Timken (The) Co.	284,820
16,751	Trinity Industries, Inc.	450,602
1,140	Wabtec Corp.	95,635
2,619	Woodward, Inc.	177,228
		2,313,634

	Marine — 0.6%
5,043	Kirby Corp. (a)	356,036

	Media — 2.1%
4,548	AMC Networks, Inc., Class A (a)	271,425
4,013	Cinemark Holdings, Inc.	173,362
3,306	John Wiley & Sons, Inc., Class A	174,226
13,886	TEGNA, Inc.	353,815
7,159	Tribune Media Co., Class A	261,733
		1,234,561

	Metals & Mining — 2.5%
10,343	Alcoa Corp.	348,869

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
5,243	Compass Minerals International, Inc.	$346,038
5,558	Reliance Steel & Aluminum Co.	438,082
7,891	Worthington Industries, Inc.	343,258
		1,476,247

	Mortgage Real Estate Investment Trusts — 3.2%
17,887	AGNC Investment Corp.	376,879
22,038	Chimera Investment Corp.	448,694
55,040	MFA Financial, Inc.	457,382
7,878	Starwood Property Trust, Inc.	178,752
46,374	Two Harbors Investment Corp.	463,276
		1,924,983

	Multiline Retail — 1.0%
11,172	Kohl’s Corp.	436,043
3,820	Nordstrom, Inc.	184,392
		620,435

	Multi-Utilities — 2.4%
11,389	Avista Corp.	459,432
1,338	Black Hills Corp.	91,011
11,215	NiSource, Inc.	271,964
6,062	NorthWestern Corp.	362,386
4,554	Vectren Corp.	270,599
		1,455,392

	Oil, Gas & Consumable Fuels — 1.9%
12,443	Murphy Oil Corp.	325,758
20,060	PBF Energy, Inc., Class A	447,739
9,814	World Fuel Services Corp.	361,450
		1,134,947

	Paper & Forest Products — 1.3%
12,178	Domtar Corp.	482,858
10,750	Louisiana-Pacific Corp. (a)	276,705
		759,563

	Personal Products — 0.7%
2,431	Edgewell Personal Care Co. (a)	173,792
1,531	Herbalife Ltd. (a) (b)	96,851
3,203	Nu Skin Enterprises, Inc., Class A	176,902
		447,545

	Professional Services — 0.7%
2,602	ManpowerGroup, Inc.	262,750
3,643	Robert Half International, Inc.	167,760
		430,510

	Real Estate Management & Development — 1.2%
3,192	Jones Lang LaSalle, Inc.	366,633
11,942	Realogy Holdings Corp.	364,828
		731,461

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 2.3%
933	AMERCO	$349,371
3,006	Avis Budget Group, Inc. (a)	91,683
3,933	Genesee & Wyoming, Inc., Class A (a)	266,500
8,512	Knight Transportation, Inc.	291,962
1,038	Landstar System, Inc.	88,697
4,716	Ryder System, Inc.	320,264
		1,408,477

	Semiconductors & Semiconductor Equipment — 0.1%
3,328	Cree, Inc. (a)	72,817

	Specialty Retail — 7.3%
31,699	American Eagle Outfitters, Inc.	446,639
10,516	AutoNation, Inc. (a)	441,672
11,270	Bed Bath & Beyond, Inc.	436,712
7,312	Dick’s Sporting Goods, Inc.	369,622
19,721	GameStop Corp., Class A	447,469
15,891	Michaels (The) Cos., Inc. (a)	371,214
7,601	Penske Automotive Group, Inc.	362,644
17,407	Sally Beauty Holdings, Inc. (a)	331,081
6,421	Signet Jewelers Ltd.	422,759
18,717	Urban Outfitters, Inc. (a)	428,245
6,636	Williams-Sonoma, Inc.	358,676
		4,416,733

	Textiles, Apparel & Luxury Goods — 2.3%
2,971	Carter’s, Inc.	273,451
4,542	Columbia Sportswear Co.	257,168
4,299	PVH Corp.	434,328
1,090	Ralph Lauren Corp.	87,985
12,961	Skechers U.S.A., Inc., Class A (a)	327,265
		1,380,197

	Thrifts & Mortgage Finance — 1.9%
43,902	MGIC Investment Corp. (a)	462,727
19,100	New York Community Bancorp, Inc.	253,839
24,761	Radian Group, Inc.	417,966
		1,134,532

	Trading Companies & Distributors — 1.3%
11,476	Air Lease Corp.	437,695
3,618	Beacon Roofing Supply, Inc. (a)	179,344
866	MSC Industrial Direct Co., Inc., Class A	77,533
1,278	WESCO International, Inc. (a)	77,894
		772,466

	Transportation Infrastructure — 0.1%
1,103	Macquarie Infrastructure Corp.	89,751

	Water Utilities — 0.2%
2,766	Aqua America, Inc.	91,527

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.8%
16,776	Telephone and Data Systems, Inc.	$460,669
	Total Common Stocks — 99.8%	60,085,346
	(Cost $58,168,189)

	Money Market Funds — 0.4%
233,978	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	233,978
	(Cost $233,978)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$3,099	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $3,099. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $3,171. (d)	3,099
350,810	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $350,833. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $359,392. (d)	350,810
	Total Repurchase Agreements — 0.6%	353,909
	(Cost $353,909)

	Total Investments — 100.8%	60,673,233
	(Cost $58,756,076) (e)
	Net Other Assets and Liabilities — (0.8)%	(495,435)
	Net Assets — 100.0%	$60,177,798

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $559,901 and the total value of the collateral held by the Fund is $587,887.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,438,589 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,521,432.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$60,085,346	$—	$—
Money Market Funds	233,978	—	—
Repurchase Agreements	—	353,909	—
Total Investments	$60,319,324	$353,909	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.5%
11,834	BWX Technologies, Inc.	$581,878
1,543	Curtiss-Wright Corp.	144,209
10,093	HEICO Corp.	717,309
		1,443,396

	Air Freight & Logistics — 0.7%
14,703	XPO Logistics, Inc. (a)	726,181

	Airlines — 0.3%
1,758	Allegiant Travel Co.	255,613

	Auto Components — 1.0%
26,408	Gentex Corp.	545,325
4,233	LCI Industries	428,168
		973,493

	Automobiles — 0.7%
7,325	Thor Industries, Inc.	704,519

	Banks — 12.1%
13,966	BancorpSouth, Inc.	425,265
1,710	Bank of Hawaii Corp.	139,331
5,415	Bank of the Ozarks, Inc.	257,050
3,598	BOK Financial Corp.	303,275
7,475	Cathay General Bancorp	284,424
2,753	Chemical Financial Corp.	130,630
5,015	Commerce Bancshares, Inc.	275,574
5,123	Community Bank System, Inc.	286,632
4,748	Cullen/Frost Bankers, Inc.	448,164
6,375	CVB Financial Corp.	137,317
10,914	East West Bancorp, Inc.	592,303
840	First Citizens BancShares, Inc., Class A	292,370
22,836	First Horizon National Corp.	419,041
4,150	Glacier Bancorp, Inc.	140,187
9,961	Great Western Bancorp, Inc.	410,393
12,366	Hancock Holding Co.	577,492
15,379	Hilltop Holdings, Inc.	427,690
15,606	Home BancShares, Inc.	397,173
3,561	IBERIABANK Corp.	282,565
3,978	International Bancshares Corp.	148,777
29,379	Investors Bancorp, Inc.	406,899
3,289	MB Financial, Inc.	139,815
7,932	PacWest Bancorp	391,761
6,358	Pinnacle Financial Partners, Inc.	406,912
3,152	South State Corp.	277,849
23,767	Sterling Bancorp	552,583
13,732	Synovus Financial Corp.	573,998
8,438	Texas Capital Bancshares, Inc. (a)	642,132
7,480	UMB Financial Corp.	542,225
5,628	Webster Financial Corp.	285,959
11,475	Western Alliance Bancorp (a)	549,653
8,149	Wintrust Financial Corp.	577,438
		11,722,877

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology — 2.6%
12,288	ACADIA Pharmaceuticals, Inc. (a)	$421,847
4,648	Bluebird Bio, Inc. (a)	413,439
32,492	Exelixis, Inc. (a)	727,821
8,971	Kite Pharma, Inc. (a)	736,340
2,080	United Therapeutics Corp. (a)	261,456
		2,560,903

	Building Products — 1.8%
8,258	A.O. Smith Corp.	444,941
5,581	Allegion PLC	438,890
2,525	Lennox International, Inc.	417,610
13,285	USG Corp. (a)	402,535
		1,703,976

	Capital Markets — 3.3%
49,585	BGC Partners, Inc., Class A	564,277
1,737	CBOE Holdings, Inc.	143,146
9,396	Eaton Vance Corp.	403,370
9,039	Evercore Partners, Inc., Class A	666,626
854	FactSet Research Systems, Inc.	139,424
3,004	MarketAxess Holdings, Inc.	578,330
5,796	MSCI, Inc.	581,455
2,792	SEI Investments Co.	141,583
		3,218,211

	Chemicals — 3.9%
1,709	Balchem Corp.	138,702
18,289	Chemours (The) Co.	736,864
3,677	Minerals Technologies, Inc.	289,380
21,421	Olin Corp.	688,257
54,079	Platform Specialty Products Corp. (a)	766,299
3,016	Scotts Miracle-Gro (The) Co.	291,346
1,777	Sensient Technologies Corp.	145,359
10,493	Trinseo S.A.	696,735
		3,752,942

	Commercial Services & Supplies — 2.4%
18,191	Copart, Inc. (a)	562,102
9,804	Healthcare Services Group, Inc.	450,102
6,449	KAR Auction Services, Inc.	281,305
5,976	MSA Safety, Inc.	465,231
15,171	Rollins, Inc.	589,090
		2,347,830

	Communications Equipment — 2.8%
5,323	Arista Networks, Inc. (a)	743,304
11,929	Ciena Corp. (a)	273,294
16,881	CommScope Holding Co., Inc. (a)	709,677
5,151	Finisar Corp. (a)	117,649
6,527	InterDigital, Inc.	586,777
5,604	Ubiquiti Networks, Inc. (a) (b)	288,718
		2,719,419

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering — 1.6%
7,575	Dycom Industries, Inc. (a)	$800,375
17,581	MasTec, Inc. (a)	776,201
		1,576,576

	Construction Materials — 0.9%
4,349	Eagle Materials, Inc.	417,374
17,097	Summit Materials, Inc., Class A (a)	438,709
		856,083

	Consumer Finance — 0.9%
706	Credit Acceptance Corp. (a)	143,495
58,191	SLM Corp. (a)	729,715
		873,210

	Containers & Packaging — 1.8%
11,597	Berry Global Group, Inc. (a)	579,850
10,225	Greif, Inc., Class A	599,390
27,639	Owens-Illinois, Inc. (a)	603,083
		1,782,323

	Distributors — 0.7%
5,901	Pool Corp.	705,878

	Diversified Consumer Services — 1.5%
3,885	Bright Horizons Family Solutions, Inc. (a)	295,726
9,833	Grand Canyon Education, Inc. (a)	739,048
10,119	ServiceMaster Global Holdings, Inc. (a)	385,534
		1,420,308

	Diversified Telecommunication Services — 0.6%
17,121	Zayo Group Holdings, Inc. (a)	600,434

	Electronic Equipment, Instruments & Components — 3.9%
8,387	Cognex Corp.	715,747
3,424	Coherent, Inc. (a)	738,214
4,667	IPG Photonics Corp. (a)	589,535
3,523	Littelfuse, Inc.	543,070
6,542	Universal Display Corp.	584,528
6,173	Zebra Technologies Corp., Class A (a)	581,929
		3,753,023

	Energy Equipment & Services — 0.2%
19,212	Fairmount Santrol Holdings, Inc. (a) (b)	99,134
10,774	Nabors Industries Ltd.	111,403
		210,537

	Equity Real Estate Investment Trusts — 3.6%
18,400	American Homes 4 Rent, Class A	424,120
8,296	Colony Starwood Homes	286,793

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
4,691	CoreSite Realty Corp.	$459,014
4,254	Corporate Office Properties Trust	139,276
5,472	CyrusOne, Inc.	298,990
3,667	Douglas Emmett, Inc.	138,136
5,679	DuPont Fabros Technology, Inc.	292,752
5,652	Lamar Advertising Co., Class A	407,340
14,907	Rayonier, Inc.	420,675
6,833	Ryman Hospitality Properties, Inc.	435,809
5,448	Uniti Group, Inc.	149,602
		3,452,507

	Food Products — 0.2%
3,499	B&G Foods, Inc.	146,958

	Health Care Equipment & Supplies — 5.9%
2,250	ABIOMED, Inc. (a)	293,220
4,911	Align Technology, Inc. (a)	661,119
3,516	Cantel Medical Corp.	261,625
3,324	DexCom, Inc. (a)	259,139
9,973	Hill-Rom Holdings, Inc.	754,358
3,343	Integra LifeSciences Holdings Corp. (a)	153,678
7,550	Masimo Corp. (a)	775,687
4,297	Neogen Corp. (a)	267,832
6,012	Nevro Corp. (a)	566,450
7,543	NuVasive, Inc. (a)	546,943
1,454	Teleflex, Inc.	300,818
1,726	West Pharmaceutical Services, Inc.	158,844
22,626	Wright Medical Group N.V. (a)	687,604
		5,687,317

	Health Care Providers & Services — 1.6%
9,952	HealthEquity, Inc. (a)	453,015
9,868	HealthSouth Corp.	462,809
4,017	WellCare Health Plans, Inc. (a)	616,248
		1,532,072

	Health Care Technology — 1.4%
1,250	athenahealth, Inc. (a)	122,513
7,323	Medidata Solutions, Inc. (a)	479,144
13,731	Veeva Systems, Inc., Class A (a)	736,256
		1,337,913

	Hotels, Restaurants & Leisure — 3.5%
8,998	Choice Hotels International, Inc.	564,175
2,575	Dunkin’ Brands Group, Inc.	143,839
26,874	ILG, Inc.	647,932
4,153	Jack in the Box, Inc.	423,481
3,519	Papa John’s International, Inc.	278,212
2,367	Six Flags Entertainment Corp.	148,198
6,325	Texas Roadhouse, Inc.	296,516
2,935	Vail Resorts, Inc.	580,132

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
20,694	Wendy’s (The) Co.	$305,030
		3,387,515

	Household Durables — 0.2%
2,799	Leggett & Platt, Inc.	147,059

	Household Products — 1.2%
10,104	Energizer Holdings, Inc.	598,460
29,156	HRG Group, Inc. (a)	583,412
		1,181,872

	Independent Power and Renewable Electricity Producers — 0.4%
7,401	Ormat Technologies, Inc.	437,103

	Insurance — 0.9%
3,375	Brown & Brown, Inc.	144,787
8,566	Primerica, Inc.	717,831
		862,618

	Internet Software & Services — 1.7%
1,634	Cimpress N.V. (a)	134,119
680	CoStar Group, Inc. (a)	163,805
4,282	GrubHub, Inc. (a)	184,040
6,713	j2 Global, Inc.	605,781
11,924	Pandora Media, Inc. (a) (b)	129,376
8,600	Yelp, Inc. (a)	304,526
4,182	Zillow Group, Inc., Class C (a)	163,098
		1,684,745

	IT Services — 3.3%
3,677	Black Knight Financial Services, Inc., Class A (a)	152,228
3,012	Cardtronics PLC, Class A (a)	125,239
13,833	CoreLogic, Inc. (a)	591,222
5,594	EPAM Systems, Inc. (a)	430,738
27,256	First Data Corp., Class A (a)	425,739
1,513	Jack Henry & Associates, Inc.	146,640
5,678	Science Applications International Corp.	414,437
40,747	Square, Inc., Class A (a)	743,225
1,361	WEX, Inc. (a)	138,087
		3,167,555

	Life Sciences Tools & Services — 0.9%
3,071	INC Research Holdings, Inc., Class A (a)	138,195
10,794	PRA Health Sciences, Inc. (a)	690,384
		828,579

	Machinery — 4.1%
11,716	Allison Transmission Holdings, Inc.	453,175
8,006	John Bean Technologies Corp.	709,732
17,948	Kennametal, Inc.	746,278
4,128	Middleby (The) Corp. (a)	561,945

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
4,586	Nordson Corp.	$574,167
9,018	Toro (The) Co.	585,448
14,348	Welbilt, Inc. (a)	294,134
		3,924,879

	Media — 1.9%
451	Cable One, Inc.	307,519
23,184	Live Nation Entertainment, Inc. (a)	745,598
12,473	Regal Entertainment Group, Class A	275,279
7,188	Scripps Networks Interactive, Inc., Class A	537,087
		1,865,483

	Metals & Mining — 1.8%
58,757	AK Steel Holding Corp. (a)	372,520
106,482	Hecla Mining Co.	580,327
4,021	Royal Gold, Inc.	284,204
20,825	United States Steel Corp.	464,814
		1,701,865

	Mortgage Real Estate Investment Trusts — 1.0%
9,097	Blackstone Mortgage Trust, Inc., Class A	280,915
41,467	New Residential Investment Corp.	691,255
		972,170

	Oil, Gas & Consumable Fuels — 1.2%
23,707	Chesapeake Energy Corp. (a)	124,699
8,392	CONSOL Energy, Inc. (a)	127,391
19,291	Laredo Petroleum, Inc. (a)	248,082
19,751	Oasis Petroleum, Inc. (a)	235,827
4,332	Parsley Energy, Inc., Class A (a)	129,050
11,884	Rice Energy, Inc. (a)	253,010
		1,118,059

	Pharmaceuticals — 0.6%
9,528	Horizon Pharma PLC (a)	146,541
2,911	Jazz Pharmaceuticals PLC (a)	463,664
		610,205

	Professional Services — 0.9%
14,688	TransUnion (a)	587,960
3,896	WageWorks, Inc. (a)	287,525
		875,485

	Real Estate Management & Development — 0.3%
2,402	Howard Hughes (The) Corp. (a)	295,710

	Road & Rail — 0.4%
4,937	Old Dominion Freight Line, Inc.	437,023

	Semiconductors & Semiconductor Equipment — 6.2%
5,895	Cavium, Inc. (a)	405,871

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
11,602	Cirrus Logic, Inc. (a)	$746,589
51,171	Cypress Semiconductor Corp.	716,906
30,090	Entegris, Inc. (a)	746,232
11,899	Integrated Device Technology, Inc. (a)	285,457
5,831	MACOM Technology Solutions Holdings, Inc. (a)	285,019
8,198	Microsemi Corp. (a)	384,814
10,242	MKS Instruments, Inc.	801,436
4,587	Monolithic Power Systems, Inc.	419,711
45,456	ON Semiconductor Corp. (a)	644,566
7,659	Silicon Laboratories, Inc. (a)	544,938
		5,981,539

	Software — 8.4%
9,560	Aspen Technology, Inc. (a)	587,844
5,510	Blackbaud, Inc.	443,059
17,939	Cadence Design Systems, Inc. (a)	584,273
1,404	Ellie Mae, Inc. (a)	142,871
2,184	Fair Isaac Corp.	295,888
14,688	Fortinet, Inc. (a)	572,832
2,500	Guidewire Software, Inc. (a)	153,725
12,243	Paycom Software, Inc. (a)	737,641
16,057	Pegasystems, Inc.	731,396
3,788	Proofpoint, Inc. (a)	285,502
8,039	PTC, Inc. (a)	434,508
20,175	RealPage, Inc. (a)	747,484
6,782	Splunk, Inc. (a)	436,150
15,912	SS&C Technologies Holdings, Inc.	584,607
5,684	Tableau Software, Inc., Class A (a)	305,117
11,880	Take-Two Interactive Software, Inc. (a)	746,658
911	Tyler Technologies, Inc. (a)	149,031
721	Ultimate Software Group (The), Inc. (a)	146,125
		8,084,711

	Specialty Retail — 0.7%
7,237	Burlington Stores, Inc. (a)	715,884

	Technology Hardware, Storage & Peripherals — 0.7%
15,414	NCR Corp. (a)	635,828

	Thrifts & Mortgage Finance — 1.0%
19,467	Essent Group Ltd. (a)	720,474
8,509	Washington Federal, Inc.	286,753
		1,007,227

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 0.7%
22,965	Univar, Inc. (a)	$685,505
	Total Common Stocks — 99.9%	96,673,118
	(Cost $86,018,933)

	Money Market Funds — 0.2%
138,080	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	138,080
	(Cost $138,080)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$1,829	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $1,829. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $1,872. (d)	1,829
207,027	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $207,041. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $212,092. (d)	207,027

	Total Repurchase Agreements — 0.2%	208,856
	(Cost $208,856)

	Total Investments — 100.3%	97,020,054
	(Cost $86,365,869) (e)
	Net Other Assets and Liabilities — (0.3)%	(277,067)
	Net Assets — 100.0%	$96,742,987

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $336,676 and the total value of the collateral held by the Fund is $346,936.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,512,208 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $858,023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$96,673,118	$—	$—
Money Market Funds	138,080	—	—
Repurchase Agreements	—	208,856	—
Total Investments	$96,811,198	$208,856	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.6%
10,355	AAR Corp.	$372,676
3,805	Moog, Inc., Class A (a)	261,213
38,184	Wesco Aircraft Holdings, Inc. (a)	463,936
		1,097,825

	Air Freight & Logistics — 0.9%
7,850	Atlas Air Worldwide Holdings, Inc. (a)	455,300
3,752	Hub Group, Inc., Class A (a)	146,891
		602,191

	Auto Components — 2.4%
23,179	American Axle & Manufacturing Holdings, Inc. (a)	407,719
9,815	Cooper Tire & Rubber Co.	375,915
3,140	Cooper-Standard Holdings, Inc. (a)	355,040
6,529	Gentherm, Inc. (a)	242,552
5,215	Standard Motor Products, Inc.	265,078
		1,646,304

	Automobiles — 0.5%
11,905	Winnebago Industries, Inc.	341,674

	Banks — 0.9%
1,867	Community Trust Bancorp, Inc.	83,921
61,635	First BanCorp (a)	362,414
2,404	TriCo Bancshares	85,246
2,687	Trustmark Corp.	89,262
		620,843

	Beverages — 0.3%
1,204	Boston Beer (The) Co., Inc., Class A (a) (b)	173,797

	Biotechnology — 0.7%
8,824	Emergent BioSolutions, Inc. (a)	263,926
13,346	Myriad Genetics, Inc. (a)	245,433
		509,359

	Building Products — 0.7%
3,900	Advanced Drainage Systems, Inc.	89,895
4,041	Simpson Manufacturing Co., Inc.	168,550
2,600	Universal Forest Products, Inc.	247,754
		506,199

	Capital Markets — 1.0%
8,745	Greenhill & Co., Inc.	221,248
25,606	Waddell & Reed Financial, Inc., Class A	460,652
		681,900

	Chemicals — 1.2%
5,851	Calgon Carbon Corp.	85,132
4,748	Innophos Holdings, Inc.	227,619
3,957	Innospec, Inc.	261,162

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
3,252	Stepan Co.	$275,770
		849,683

	Commercial Services & Supplies — 3.7%
26,482	ACCO Brands Corp. (a)	377,369
8,122	Herman Miller, Inc.	268,838
3,778	HNI Corp.	176,659
9,140	Interface, Inc.	181,886
10,762	Knoll, Inc.	257,858
10,374	McGrath RentCorp	361,119
5,709	Mobile Mini, Inc.	163,848
15,299	Steelcase, Inc., Class A	260,848
1,812	UniFirst Corp.	252,230
5,669	Viad Corp.	256,239
		2,556,894

	Communications Equipment — 1.0%
8,391	ADTRAN, Inc.	167,820
6,115	EchoStar Corp., Class A (a)	351,980
1,579	Plantronics, Inc.	86,213
7,968	Viavi Solutions, Inc. (a)	79,680
		685,693

	Construction & Engineering — 1.6%
15,200	Aegion Corp. (a)	346,864
4,751	Comfort Systems USA, Inc.	174,362
1,701	Granite Construction, Inc.	89,660
3,679	Primoris Services Corp.	84,506
13,689	Tutor Perini Corp. (a)	422,306
		1,117,698

	Consumer Finance — 1.8%
11,306	Encore Capital Group, Inc. (a)	377,055
3,542	FirstCash, Inc.	184,007
2,560	Green Dot Corp., Class A (a)	87,782
9,925	Nelnet, Inc., Class A	446,724
5,253	PRA Group, Inc. (a)	169,147
		1,264,715

	Distributors — 0.1%
2,739	Core-Mark Holding Co., Inc.	95,920

	Diversified Consumer Services — 1.1%
7,228	DeVry Education Group, Inc.	273,580
13,381	K12, Inc. (a)	252,232
11,183	Weight Watchers International, Inc. (a) (b)	233,501
		759,313

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 0.9%
2,472	ATN International, Inc.	$171,037
45,108	Iridium Communications, Inc. (a) (b)	478,145
		649,182

	Electric Utilities — 0.9%
6,896	El Paso Electric Co.	355,834
1,314	MGE Energy, Inc.	84,490
4,594	Otter Tail Corp.	181,463
		621,787

	Electrical Equipment — 0.7%
3,251	Atkore International Group, Inc. (a)	85,371
2,927	AZZ, Inc.	172,840
5,571	Encore Wire Corp.	246,238
		504,449

	Electronic Equipment, Instruments & Components — 2.6%
2,324	Badger Meter, Inc.	92,379
10,951	Benchmark Electronics, Inc. (a)	347,147
6,236	Insight Enterprises, Inc. (a)	262,536
3,819	Methode Electronics, Inc.	170,136
4,433	Plexus Corp. (a)	230,472
995	Rogers Corp. (a)	102,425
8,872	ScanSource, Inc. (a)	350,444
15,578	Vishay Intertechnology, Inc.	254,700
		1,810,239

	Energy Equipment & Services — 1.4%
28,084	Archrock, Inc.	331,391
45,676	Atwood Oceanics, Inc. (a)	357,643
4,698	Dril-Quip, Inc. (a)	242,182
10,993	Helix Energy Solutions Group, Inc. (a)	67,277
		998,493

	Equity Real Estate Investment Trusts — 5.7%
9,537	Care Capital Properties, Inc.	256,259
45,628	CBL & Associates Properties, Inc.	422,059
18,168	Chesapeake Lodging Trust	423,496
39,040	DiamondRock Hospitality Co.	429,830
14,342	Franklin Street Properties Corp.	173,969
12,243	Government Properties Income Trust	261,021
23,167	Hersha Hospitality Trust	427,200
4,295	Parkway, Inc.	86,544
8,773	Pebblebrook Hotel Trust (b)	261,085
31,048	Ramco-Gershenson Properties Trust	413,870
4,920	Tier REIT, Inc.	85,165
29,488	Washington Prime Group, Inc.	259,494
25,500	Xenia Hotels & Resorts, Inc.	445,230
		3,945,222

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 2.8%
4,594	Andersons (The), Inc.	$171,586
3,589	Performance Food Group Co. (a)	89,366
21,178	Smart & Final Stores, Inc. (a)	249,900
9,952	SpartanNash Co.	366,234
45,108	SUPERVALU, Inc. (a)	184,943
10,069	United Natural Foods, Inc. (a)	418,166
7,298	Weis Markets, Inc.	421,897
		1,902,092

	Food Products — 2.1%
29,980	Darling Ingredients, Inc. (a)	453,597
17,713	Dean Foods Co.	349,655
630	J&J Snack Foods Corp.	84,785
4,192	Sanderson Farms, Inc.	485,350
2,287	Tootsie Roll Industries, Inc.	85,420
		1,458,807

	Gas Utilities — 0.5%
2,516	Chesapeake Utilities Corp.	184,423
2,946	Northwest Natural Gas Co.	175,581
		360,004

	Health Care Equipment & Supplies — 0.8%
2,294	Analogic Corp.	164,824
5,878	Globus Medical, Inc., Class A (a)	178,280
2,243	Halyard Health, Inc. (a)	88,598
2,125	Integer Holdings Corp. (a)	78,094
2,177	Natus Medical, Inc. (a)	76,195
		585,991

	Health Care Providers & Services — 3.9%
10,916	Diplomat Pharmacy, Inc. (a)	170,290
18,523	Ensign Group (The), Inc.	332,488
3,230	LHC Group, Inc. (a)	174,743
6,646	LifePoint Health, Inc. (a)	413,049
5,043	Magellan Health, Inc. (a)	346,958
4,884	National HealthCare Corp.	363,467
5,032	Owens & Minor, Inc.	174,359
10,940	Premier, Inc., Class A (a)	369,772
19,195	Select Medical Holdings Corp. (a)	263,931
4,823	Tenet Healthcare Corp. (a) (b)	75,576
		2,684,633

	Hotels, Restaurants & Leisure — 3.4%
1,008	Biglari Holdings, Inc. (a)	430,043
8,620	BJ’s Restaurants, Inc. (a)	388,762
4,330	Bloomin’ Brands, Inc.	93,918
15,821	Boyd Gaming Corp. (a)	358,820

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,850	Dave & Buster’s Entertainment, Inc. (a)	$182,428
4,708	DineEquity, Inc.	266,190
3,225	Hyatt Hotels Corp., Class A (a)	178,988
11,780	International Speedway Corp., Class A	437,038
		2,336,187

	Household Durables — 3.6%
734	Cavco Industries, Inc. (a)	87,162
11,362	Ethan Allen Interiors, Inc.	338,587
12,890	KB Home	265,534
12,898	La-Z-Boy, Inc.	359,854
11,588	M.D.C. Holdings, Inc.	359,344
11,828	Meritage Homes Corp. (a)	460,701
3,704	TopBuild Corp. (a)	189,608
34,713	TRI Pointe Group, Inc. (a)	432,177
		2,492,967

	Insurance — 5.3%
23,080	Ambac Financial Group, Inc. (a)	448,444
3,615	American Equity Investment Life Holding Co.	85,748
1,316	AMERISAFE, Inc.	75,736
5,137	Argo Group International Holdings Ltd.	338,785
9,177	Employers Holdings, Inc.	367,080
2,660	FBL Financial Group, Inc., Class A	176,890
2,081	Horace Mann Educators Corp.	80,431
1,823	Infinity Property & Casualty Corp.	180,933
4,062	James River Group Holdings Ltd.	176,941
2,140	Kemper Corp.	84,209
12,437	Maiden Holdings Ltd.	153,597
1,145	National Western Life Group, Inc., Class A	350,645
3,207	Navigators Group (The), Inc.	173,338
3,656	Safety Insurance Group, Inc.	264,694
3,693	Selective Insurance Group, Inc.	194,990
3,112	State Auto Financial Corp.	83,620
3,941	Stewart Information Services Corp.	186,961
7,060	Third Point Reinsurance Ltd. (a)	85,426
4,071	United Fire Group, Inc.	179,124
		3,687,592

	Internet & Direct Marketing Retail — 0.8%
4,694	HSN, Inc.	173,208
24,698	Liberty TripAdvisor Holdings, Inc., Class A (a)	363,061
		536,269

	IT Services — 2.0%
20,581	Convergys Corp.	463,278

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
10,056	ManTech International Corp., Class A	$356,988
14,806	Sykes Enterprises, Inc. (a)	441,367
2,886	TeleTech Holdings, Inc.	90,188
		1,351,821

	Leisure Products — 2.0%
21,974	American Outdoor Brands Corp. (a) (b)	486,724
39,322	Callaway Golf Co.	465,966
6,503	Sturm Ruger & Co., Inc. (b)	393,106
		1,345,796

	Life Sciences Tools & Services — 0.1%
4,650	Luminex Corp.	87,559

	Machinery — 5.6%
3,363	Alamo Group, Inc.	265,879
3,781	Albany International Corp., Class A	184,324
10,591	American Railcar Industries, Inc. (b)	444,293
7,756	Briggs & Stratton Corp.	193,823
4,983	Chart Industries, Inc. (a)	181,929
18,555	Federal Signal Corp.	289,644
1,984	Franklin Electric Co., Inc.	81,542
2,720	Gorman-Rupp (The) Co.	77,846
10,100	Greenbrier (The) Cos., Inc. (b)	438,845
4,857	Hillenbrand, Inc.	179,223
20,329	Meritor, Inc. (a)	362,060
7,486	Mueller Industries, Inc.	239,852
1,671	Proto Labs, Inc. (a)	96,918
853	Standex International Corp.	80,139
2,366	Sun Hydraulics Corp.	91,895
1,176	Tennant Co.	86,142
21,039	Wabash National Corp.	479,268
1,370	Watts Water Technologies, Inc., Class A	85,214
		3,858,836

	Marine — 0.4%
8,068	Matson, Inc.	255,756

	Media — 1.9%
7,428	E.W. Scripps (The) Co., Class A (a)	165,496
51,944	Gannett Co., Inc.	434,252
30,633	New Media Investment Group, Inc.	403,130
6,020	Scholastic Corp.	260,245
4,415	Time, Inc.	67,108
		1,330,231

	Metals & Mining — 1.1%
4,668	Carpenter Technology Corp.	189,521
9,101	Commercial Metals Co.	169,642
4,358	Kaiser Aluminum Corp.	367,859
		727,022

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 2.5%
23,141	Apollo Commercial Real Estate Finance, Inc.	$446,390
24,312	Capstead Mortgage Corp.	270,836
10,744	CYS Investments, Inc.	91,646
28,229	Invesco Mortgage Capital, Inc.	460,415
5,915	Ladder Capital Corp.	86,536
19,619	PennyMac Mortgage Investment Trust	350,788
		1,706,611

	Multiline Retail — 1.6%
7,153	Big Lots, Inc.	361,155
8,333	Dillard’s, Inc., Class A	461,398
56,532	JC Penney Co., Inc. (a) (b)	304,142
		1,126,695

	Oil, Gas & Consumable Fuels — 0.6%
8,671	CVR Energy, Inc. (b)	189,808
10,353	Green Plains, Inc.	238,119
		427,927

	Paper & Forest Products — 2.1%
9,597	Boise Cascade Co. (a)	292,709
6,219	Clearwater Paper Corp. (a)	302,243
3,430	Neenah Paper, Inc.	268,741
11,787	P.H. Glatfelter Co.	253,538
8,408	Schweitzer-Mauduit International, Inc.	361,964
		1,479,195

	Personal Products — 0.4%
4,449	USANA Health Sciences, Inc. (a)	252,926

	Professional Services — 2.8%
3,721	Advisory Board (The) Co. (a)	190,143
8,459	FTI Consulting, Inc. (a)	292,597
8,271	Huron Consulting Group, Inc. (a)	368,060
10,540	ICF International, Inc. (a)	465,341
5,530	Korn/Ferry International	179,172
15,233	Navigant Consulting, Inc. (a)	365,135
1,760	On Assignment, Inc. (a)	91,115
		1,951,563

	Real Estate Management & Development — 0.4%
10,425	Marcus & Millichap, Inc. (a)	268,965

	Road & Rail — 2.7%
16,742	ArcBest Corp.	442,826
12,780	Heartland Express, Inc.	257,134
7,860	Saia, Inc. (a)	378,459
12,476	Swift Transportation Co. (a)	306,660
16,615	Werner Enterprises, Inc.	453,589
		1,838,668

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 0.6%
10,655	Diodes, Inc. (a)	$249,221
3,517	Synaptics, Inc. (a)	192,626
		441,847

	Software — 0.6%
11,980	ACI Worldwide, Inc. (a)	257,450
9,286	TiVo Corp.	183,399
		440,849

	Specialty Retail — 9.6%
14,637	Aaron’s, Inc.	526,054
4,263	Asbury Automotive Group, Inc. (a)	260,895
102,182	Ascena Retail Group, Inc. (a)	399,532
23,403	Buckle (The), Inc. (b)	437,636
13,180	Caleres, Inc.	379,847
24,524	Chico’s FAS, Inc.	338,922
2,135	Children’s Place (The), Inc.	245,098
21,049	DSW, Inc., Class A	434,030
47,782	Express, Inc. (a)	412,359
7,850	Genesco, Inc. (a)	418,405
4,700	Group 1 Automotive, Inc.	324,065
31,232	Guess?, Inc.	348,549
4,065	Lithia Motors, Inc., Class A	388,411
3,342	Monro Muffler Brake, Inc.	173,283
4,743	Murphy USA, Inc. (a)	329,970
93,311	Office Depot, Inc.	463,756
24,785	Party City Holdco, Inc. (a)	396,560
10,337	Select Comfort Corp. (a)	319,413
		6,596,785

	Technology Hardware, Storage & Peripherals — 0.4%
10,108	Super Micro Computer, Inc. (a)	246,635

	Textiles, Apparel & Luxury Goods — 2.0%
24,945	Fossil Group, Inc. (a)	430,301
15,908	G-III Apparel Group Ltd. (a)	377,020
6,082	Oxford Industries, Inc.	352,634
4,517	Steven Madden Ltd. (a)	171,872
3,420	Wolverine World Wide, Inc.	82,456
		1,414,283

	Thrifts & Mortgage Finance — 1.3%
12,623	Dime Community Bancshares, Inc.	245,517
12,353	Flagstar Bancorp, Inc. (a)	361,202
5,420	Nationstar Mortgage Holdings, Inc. (a)	87,316
5,024	Oritani Financial Corp.	85,157
10,881	TrustCo Bank Corp. NY	86,504
		865,696

	Tobacco — 0.7%
6,152	Universal Corp.	451,864

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 2.6%
18,040	Aircastle Ltd.	$426,105
3,780	BMC Stock Holdings, Inc. (a)	88,074
7,140	GATX Corp. (b)	427,686
3,618	Kaman Corp.	173,700
10,527	Rush Enterprises, Inc., Class A (a)	397,394
4,947	Veritiv Corp. (a)	255,513
		1,768,472

	Water Utilities — 0.2%
1,928	American States Water Co.	85,835
2,382	California Water Service Group	85,037
		170,872

	Wireless Telecommunication Services — 0.7%
11,660	United States Cellular Corp. (a)	456,839
	Total Common Stocks — 99.8%	68,947,635
	(Cost $68,670,265)

	Money Market Funds — 1.8%
1,229,268	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	1,229,268
	(Cost $1,229,268)

Principal Value	Description	Value

	Repurchase Agreements — 2.7%
$16,281	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $16,282. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $16,661. (d)	16,281

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$1,843,081	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $1,843,199. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $1,888,169. (d)	$1,843,081
	Total Repurchase Agreements — 2.7%	1,859,362
	(Cost $1,859,362)

	Total Investments — 104.3%	72,036,265
	(Cost $71,758,895) (e)
	Net Other Assets and Liabilities — (4.3)%	(2,970,984)
	Net Assets — 100.0%	$69,065,281

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $3,002,706 and the total value of the collateral held by the Fund is $3,088,630.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,302,772 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,025,402.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$68,947,635	$—	$—
Money Market Funds	1,229,268	—	—
Repurchase Agreements	—	1,859,362	—
Total Investments	$70,176,903	$1,859,362	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.4%
22,798	Aerojet Rocketdyne Holdings, Inc. (a)	$510,903
5,325	Axon Enterprise, Inc. (a) (b)	130,888
4,193	Engility Holdings, Inc. (a)	118,872
15,836	Mercury Systems, Inc. (a)	591,950
		1,352,613

	Air Freight & Logistics — 0.4%
22,681	Air Transport Services Group, Inc. (a)	417,104

	Airlines — 0.5%
14,444	SkyWest, Inc.	537,317

	Auto Components — 1.2%
6,024	Dorman Products, Inc. (a)	500,896
21,547	Fox Factory Holding Corp. (a)	647,487
		1,148,383

	Banks — 16.3%
7,754	1st Source Corp.	374,596
10,731	Ameris Bancorp	505,430
4,049	BancFirst Corp.	388,906
8,891	Banner Corp.	490,783
6,861	Berkshire Hills Bancorp, Inc.	257,287
22,197	Boston Private Financial Holdings, Inc.	346,273
15,805	Brookline Bancorp, Inc.	229,963
5,699	Capital Bank Financial Corp., Class A	236,508
19,101	CenterState Banks, Inc.	481,918
8,099	Central Pacific Financial Corp.	253,337
3,836	City Holding Co.	272,701
15,012	ConnectOne Bancorp, Inc.	333,266
11,546	Customers Bancorp, Inc. (a)	357,118
2,033	Eagle Bancorp, Inc. (a)	121,777
11,668	Enterprise Financial Services Corp.	492,973
9,984	FCB Financial Holdings, Inc., Class A (a)	471,744
8,413	First Busey Corp.	251,969
27,454	First Commonwealth Financial Corp.	354,431
13,262	First Financial Bancorp	366,694
6,238	First Interstate BancSystem, Inc., Class A	235,485
12,582	First Merchants Corp.	520,643
10,446	First Midwest Bancorp, Inc.	237,229
3,946	Hanmi Financial Corp.	114,631
9,904	Heartland Financial USA, Inc.	475,392
9,434	Horizon Bancorp	254,624
1,867	Independent Bank Corp.	118,181
9,617	Independent Bank Group, Inc.	578,463
18,573	Lakeland Bancorp, Inc.	361,245
5,736	Lakeland Financial Corp.	261,906
12,399	LegacyTexas Financial Group, Inc.	468,806

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
11,055	MainSource Financial Group, Inc.	$378,081
15,222	National Bank Holdings Corp., Class A	480,559
3,273	NBT Bancorp, Inc.	124,963
14,257	Old National Bancorp	239,518
12,833	Pacific Premier Bancorp, Inc. (a)	469,046
6,232	Renasant Corp.	264,237
7,149	S&T Bancorp, Inc.	257,078
12,069	Sandy Spring Bancorp, Inc.	521,984
25,788	Seacoast Banking Corp. of Florida (a)	624,070
13,598	ServisFirst Bancshares, Inc.	514,004
2,200	Simmons First National Corp., Class A	120,230
3,615	Southside Bancshares, Inc.	125,513
4,646	State Bank Financial Corp.	124,792
6,085	Stock Yards Bancorp, Inc.	249,485
11,236	TowneBank	364,608
10,348	Union Bankshares Corp.	354,316
17,866	United Community Banks, Inc.	488,635
2,461	Washington Trust Bancorp, Inc.	121,081
		16,036,479

	Beverages — 0.7%
7,316	National Beverage Corp.	648,124

	Biotechnology — 7.1%
4,236	Agios Pharmaceuticals, Inc. (a)	210,572
5,381	AMAG Pharmaceuticals, Inc. (a)	131,296
69,171	Array BioPharma, Inc. (a)	599,713
15,464	Blueprint Medicines Corp. (a)	720,313
7,456	Eagle Pharmaceuticals, Inc. (a) (b)	675,439
26,181	Exact Sciences Corp. (a)	785,692
4,923	FibroGen, Inc. (a)	137,844
11,560	Genomic Health, Inc. (a)	379,862
19,086	Halozyme Therapeutics, Inc. (a)	266,059
28,998	Ironwood Pharmaceuticals, Inc. (a)	473,247
5,468	Juno Therapeutics, Inc. (a) (b)	136,372
1,147	Ligand Pharmaceuticals, Inc. (a)	127,512
38,199	MiMedx Group, Inc. (a) (b)	484,745
9,090	Momenta Pharmaceuticals, Inc. (a)	130,442
15,779	Portola Pharmaceuticals, Inc. (a)	631,002
10,342	Repligen Corp. (a)	380,482
8,357	Sarepta Therapeutics, Inc. (a)	303,025
2,275	Spark Therapeutics, Inc. (a)	131,882
10,341	Xencor, Inc. (a)	265,453
		6,970,952

	Building Products — 5.5%
6,997	AAON, Inc.	256,440
5,389	American Woodmark Corp. (a)	495,249
10,374	Apogee Enterprises, Inc.	565,383
41,503	Builders FirstSource, Inc. (a)	664,463

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
20,192	Continental Building Products, Inc. (a)	$491,675
6,004	Gibraltar Industries, Inc. (a)	235,657
25,087	Griffon Corp.	602,088
28,846	NCI Building Systems, Inc. (a)	504,805
6,978	Patrick Industries, Inc. (a)	495,787
31,390	Ply Gem Holdings, Inc. (a)	604,257
7,129	Trex Co., Inc. (a)	521,772
		5,437,576

	Capital Markets — 0.6%
3,036	Cohen & Steers, Inc.	121,136
11,360	Financial Engines, Inc.	482,800
		603,936

	Chemicals — 3.6%
3,858	A. Schulman, Inc.	122,105
6,482	Chase Corp.	664,405
23,965	Ferro Corp. (a)	429,453
15,152	GCP Applied Technologies, Inc. (a)	498,501
14,602	Koppers Holdings, Inc. (a)	619,855
20,000	Kraton Corp. (a)	654,200
3,757	Quaker Chemical Corp.	543,262
		3,531,781

	Commercial Services & Supplies — 2.0%
9,419	Brady Corp., Class A	366,870
11,570	Brink’s (The) Co.	710,398
1,794	Matthews International Corp., Class A	122,979
3,484	Multi-Color Corp.	267,571
9,800	Quad/Graphics, Inc.	257,348
10,129	West Corp.	270,343
		1,995,509

	Communications Equipment — 1.0%
11,591	Lumentum Holdings, Inc. (a)	495,515
2,449	NETGEAR, Inc. (a)	115,470
50,378	Oclaro, Inc. (a) (b)	403,528
		1,014,513

	Construction & Engineering — 0.6%
9,348	Argan, Inc.	624,914

	Diversified Consumer Services — 1.6%
5,818	Capella Education Co.	554,455
10,878	Sotheby’s (a)	515,182
6,146	Strayer Education, Inc.	532,920
		1,602,557

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 0.4%
5,746	Cogent Communications Holdings, Inc.	$258,570
75,840	Globalstar, Inc. (a) (b)	144,854
		403,424

	Electrical Equipment — 0.4%
20,280	General Cable Corp.	365,040

	Electronic Equipment, Instruments & Components — 2.0%
11,770	Fabrinet (a)	408,066
17,154	II-VI, Inc. (a)	568,655
5,997	Itron, Inc. (a)	388,905
38,338	TTM Technologies, Inc. (a)	641,395
		2,007,021

	Energy Equipment & Services — 1.2%
19,663	Exterran Corp. (a)	538,176
53,931	McDermott International, Inc. (a)	352,709
15,068	Unit Corp. (a)	323,811
		1,214,696

	Equity Real Estate Investment Trusts — 2.3%
14,706	CareTrust REIT, Inc.	250,296
15,945	Four Corners Property Trust, Inc.	371,997
20,962	iStar, Inc. (a)	256,365
5,077	National Storage Affiliates Trust	124,387
24,251	New Senior Investment Group, Inc.	252,695
5,388	Rexford Industrial Realty, Inc.	134,377
13,034	Sabra Health Care REIT, Inc.	354,395
4,705	Select Income REIT	117,907
2,812	Seritage Growth Properties, Class A (b)	116,698
15,479	Summit Hotel Properties, Inc.	255,868
		2,234,985

	Food Products — 0.1%
2,002	Calavo Growers, Inc.	131,331

	Health Care Equipment & Supplies — 4.7%
17,496	Cardiovascular Systems, Inc. (a)	522,605
12,054	Glaukos Corp. (a)	572,927
1,620	ICU Medical, Inc. (a)	249,156
7,973	Inogen, Inc. (a)	660,882
5,740	Insulet Corp. (a)	249,173
17,749	K2M Group Holdings, Inc. (a)	393,140
17,118	Merit Medical Systems, Inc. (a)	576,877
13,568	NxStage Medical, Inc. (a)	405,547
5,928	Penumbra, Inc. (a)	506,548
16,986	Spectranetics (The) Corp. (a)	485,800
		4,622,655

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.9%
7,125	Amedisys, Inc. (a)	$386,175
15,231	AMN Healthcare Services, Inc. (a)	622,186
31,712	Surgery Partners, Inc. (a)	545,446
24,736	Teladoc, Inc. (a)	613,453
17,000	Tivity Health, Inc. (a)	571,200
1,858	U.S. Physical Therapy, Inc.	121,885
		2,860,345

	Health Care Technology — 0.9%
27,730	Evolent Health, Inc., Class A (a)	644,723
12,167	HMS Holdings Corp. (a)	249,058
		893,781

	Hotels, Restaurants & Leisure — 4.4%
10,029	Belmond Ltd., Class A (a)	124,360
2,760	Brinker International, Inc.	121,964
51,802	Caesars Entertainment Corp. (a) (b)	575,002
1,557	Churchill Downs, Inc.	259,708
29,429	Denny’s Corp. (a)	373,748
24,726	Intrawest Resorts Holdings, Inc. (a)	583,039
18,296	La Quinta Holdings, Inc. (a)	258,156
6,188	Marriott Vacations Worldwide Corp.	681,794
26,843	Penn National Gaming, Inc. (a)	496,059
26,148	Scientific Games Corp., Class A (a)	621,015
4,785	Sonic Corp.	128,621
4,291	Wingstop, Inc.	126,284
		4,349,750

	Household Durables — 1.4%
11,723	Installed Building Products, Inc. (a)	625,422
9,350	iRobot Corp. (a)	745,569
		1,370,991

	Household Products — 0.6%
17,811	Central Garden & Pet Co., Class A (a)	627,482

	Independent Power and Renewable Electricity Producers — 0.4%
20,567	NRG Yield, Inc., Class C	364,036

	Insurance — 0.3%
10,096	Universal Insurance Holdings, Inc.	263,001

	Internet & Direct Marketing Retail — 1.6%
11,415	Etsy, Inc. (a)	122,825
11,142	Nutrisystem, Inc.	595,540
5,122	Shutterfly, Inc. (a)	265,832
12,218	Wayfair, Inc., Class A (a) (b)	558,485
		1,542,682

	Internet Software & Services — 5.3%
12,474	2U, Inc. (a)	566,320

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
11,842	Alarm.com Holdings, Inc. (a)	$386,168
22,320	Box, Inc., Class A (a)	384,797
15,458	Endurance International Group Holdings, Inc. (a)	117,481
3,757	Envestnet, Inc. (a)	130,744
30,055	Five9, Inc. (a)	548,353
14,950	GTT Communications, Inc. (a)	411,125
9,820	New Relic, Inc. (a)	392,604
14,196	Q2 Holdings, Inc. (a)	541,577
2,935	Shutterstock, Inc. (a)	126,880
2,075	SPS Commerce, Inc. (a)	114,664
3,076	Stamps.com, Inc. (a)	326,517
39,974	TrueCar, Inc. (a) (b)	700,344
12,816	Web.com Group, Inc. (a)	247,349
4,695	WebMD Health Corp. (a)	254,610
		5,249,533

	IT Services — 0.4%
8,688	Acxiom Corp. (a)	251,083
7,632	EVERTEC, Inc.	120,967
		372,050

	Life Sciences Tools & Services — 1.0%
15,043	Accelerate Diagnostics, Inc. (a) (b)	410,674
8,649	Albany Molecular Research, Inc. (a) (b)	138,470
6,613	Cambrex Corp. (a)	392,482
		941,626

	Machinery — 2.9%
4,022	Astec Industries, Inc.	254,794
5,116	EnPro Industries, Inc.	361,445
8,515	ESCO Technologies, Inc.	501,108
38,801	Harsco Corp. (a)	506,353
4,615	Lydall, Inc. (a)	241,826
10,047	Navistar International Corp. (a)	270,365
3,749	RBC Bearings, Inc. (a)	376,025
10,488	SPX FLOW, Inc. (a)	379,036
		2,890,952

	Media — 1.1%
3,858	AMC Entertainment Holdings, Inc., Class A	116,897
15,590	MSG Networks, Inc., Class A (a)	388,971
15,269	Sinclair Broadcast Group, Inc., Class A	602,362

		1,108,230

	Metals & Mining — 1.3%
13,773	Allegheny Technologies, Inc. (b)	252,734
48,731	Century Aluminum Co. (a)	664,691
60,257	Cliffs Natural Resources, Inc. (a)	404,927
		1,322,352

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.3%
14,892	Redwood Trust, Inc.	$254,206

	Multiline Retail — 0.7%
18,459	Ollie’s Bargain Outlet Holdings, Inc. (a)	706,980

	Oil, Gas & Consumable Fuels — 0.5%
16,447	California Resources Corp. (a) (b)	192,430
38,159	Sanchez Energy Corp. (a) (b)	295,351
		487,781

	Paper & Forest Products — 0.6%
26,770	KapStone Paper and Packaging Corp.	564,579

	Personal Products — 0.1%
4,357	Revlon, Inc., Class A (a)	113,064

	Pharmaceuticals — 2.0%
5,039	Akorn, Inc. (a)	168,554
56,422	Corcept Therapeutics, Inc. (a)	538,266
10,672	Dermira, Inc. (a)	363,488
35,771	Innoviva, Inc. (a)	421,561
15,511	Nektar Therapeutics (a)	294,244
3,296	Theravance Biopharma Inc. (a) (b)	132,928
		1,919,041

	Professional Services — 1.4%
2,038	Exponent, Inc.	124,624
6,976	Insperity, Inc.	637,258
21,398	TriNet Group, Inc. (a)	629,101
		1,390,983

	Real Estate Management & Development — 0.4%
6,123	RE/MAX Holdings, Inc., Class A	362,176

	Semiconductors & Semiconductor Equipment — 4.9%
7,216	Advanced Energy Industries, Inc. (a)	532,541
53,356	Amkor Technology, Inc. (a)	628,534
27,607	Brooks Automation, Inc.	697,353
8,072	Cabot Microelectronics Corp.	632,441
41,748	FormFactor, Inc. (a)	463,403
5,067	Inphi Corp. (a)	209,875
22,046	MaxLinear, Inc. (a)	613,540
1,846	Power Integrations, Inc.	121,744
14,636	Semtech Corp. (a)	499,819
12,195	Veeco Instruments, Inc. (a)	402,435
		4,801,685

	Software — 4.3%
23,871	8x8, Inc. (a)	347,323
15,752	Barracuda Networks, Inc. (a)	320,238
3,019	BroadSoft, Inc. (a)	115,930
11,586	Callidus Software, Inc. (a)	243,885

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
5,943	Ebix, Inc. (b)	$366,683
9,623	FireEye, Inc. (a) (b)	120,384
6,012	HubSpot, Inc. (a)	403,105
6,403	Paylocity Holding Corp. (a)	252,534
4,177	Progress Software Corp.	124,140
9,605	Qualys, Inc. (a)	368,832
21,851	RingCentral, Inc., Class A (a)	698,140
15,557	Varonis Systems, Inc. (a)	488,490
12,983	Zendesk, Inc. (a)	373,261
		4,222,945

	Specialty Retail — 0.8%
8,405	Five Below, Inc. (a)	412,854
18,911	Tile Shop Holdings, Inc.	403,750
		816,604

	Technology Hardware, Storage & Peripherals — 0.3%
8,111	3D Systems Corp. (a) (b)	128,397
12,344	Pure Storage, Inc., Class A (a)	130,970
		259,367

	Textiles, Apparel & Luxury Goods — 0.4%
21,296	Kate Spade & Co. (a)	370,550

	Thrifts & Mortgage Finance — 3.7%
7,584	Beneficial Bancorp, Inc.	121,344
9,466	BofI Holding, Inc. (a) (b)	226,143
8,063	Kearny Financial Corp.	117,720
4,933	LendingTree, Inc. (a)	695,060
13,517	Meridian Bancorp, Inc.	237,223
5,590	Meta Financial Group, Inc.	474,591
6,734	Northfield Bancorp, Inc.	123,771
8,779	OceanFirst Financial Corp.	242,739
4,694	Provident Financial Services, Inc.	120,589
14,542	United Financial Bancorp, Inc.	251,140
14,833	Walker & Dunlop, Inc. (a)	665,260
7,922	WSFS Financial Corp.	373,919
		3,649,499

	Trading Companies & Distributors — 1.2%
20,176	H&E Equipment Services, Inc.	426,117
23,978	Triton International Ltd.	733,967
		1,160,084

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Water Utilities — 0.3%
5,130	SJW Group	$250,549
	Total Common Stocks — 100.0%	98,387,814
	(Cost $89,719,020)

	Money Market Funds — 1.8%
1,782,289	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.62% (c) (d)	1,782,289
	(Cost $1,782,289)

Principal Value	Description	Value

	Repurchase Agreements — 2.7%
$23,605	JPMorgan Chase & Co., 0.68% (c), dated 04/28/17, due 05/01/17, with a maturity value of $23,606. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 02/28/21. The value of the collateral including accrued interest is $24,157. (d)	23,605
2,672,243	RBC Capital Markets LLC, 0.77% (c), dated 04/28/17, due 05/01/17, with a maturity value of $2,672,415. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.500%, due 05/31/20 to 02/28/21. The value of the collateral including accrued interest is $2,737,616. (d)	2,672,243
	Total Repurchase Agreements — 2.7%	2,695,848
	(Cost $2,695,848)

	Total Investments — 104.5%	102,865,951
	(Cost $94,197,157) (e)
	Net Other Assets and Liabilities — (4.5)%	(4,433,615)
	Net Assets — 100.0%	$98,432,336

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,400,748, which includes Tootsie Roll Industries, Inc. in the amount of $2,540. This security was sold prior to April 30, 2017. The total value of the collateral held by the Fund is $4,478,137.
(c)	Interest rate shown reflects yield as of April 30, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,619,919 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $951,125.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$98,387,814	$—	$—
Money Market Funds	1,782,289	—	—
Repurchase Agreements	—	2,695,848	—
Total Investments	$100,170,103	$2,695,848	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 8.2%
2,742	Boeing (The) Co.	$506,804
1,554	General Dynamics Corp.	301,150
1,087	Lockheed Martin Corp.	292,892
865	United Technologies Corp.	102,926
		1,203,772

	Air Freight & Logistics — 1.9%
1,491	FedEx Corp.	282,843

	Automobiles — 3.2%
13,712	General Motors Co.	474,984

	Banks — 7.1%
12,332	Bank of America Corp.	287,829
6,485	Citigroup, Inc.	383,393
1,104	JPMorgan Chase & Co.	96,048
806	PNC Financial Services Group (The), Inc.	96,519
3,485	Wells Fargo & Co.	187,632
		1,051,421

	Biotechnology — 7.3%
1,773	Amgen, Inc.	289,566
709	Biogen, Inc. (a)	192,288
779	Celgene Corp. (a)	96,635
7,138	Gilead Sciences, Inc.	489,310
		1,067,799

	Capital Markets — 4.6%
4,106	Bank of New York Mellon (The) Corp.	193,228
2,376	Charles Schwab (The) Corp.	92,308
845	Goldman Sachs Group (The), Inc.	189,111
4,527	Morgan Stanley	196,336
		670,983

	Communications Equipment — 2.0%
8,607	Cisco Systems, Inc.	293,240

	Consumer Finance — 1.3%
2,452	American Express Co.	194,321

	Diversified Financial Services — 2.0%
1,745	Berkshire Hathaway, Inc., Class B (a)	288,291

	Diversified Telecommunication Services — 2.5%
9,335	AT&T, Inc.	369,946

	Electric Utilities — 6.0%
2,365	Duke Energy Corp.	195,112
2,266	NextEra Energy, Inc.	302,647
7,792	Southern (The) Co.	388,042
		885,801

	Food & Staples Retailing — 5.5%
6,176	CVS Health Corp.	509,149

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
4,036	Wal-Mart Stores, Inc.	$303,427
		812,576

	Health Care Equipment & Supplies — 0.7%
736	Stryker Corp.	100,368

	Health Care Providers & Services — 2.8%
2,365	UnitedHealth Group, Inc.	413,591

	Internet & Direct Marketing Retail — 9.6%
547	Amazon.com, Inc. (a)	505,969
3,280	Netflix, Inc. (a)	499,216
218	Priceline Group (The), Inc. (a)	402,607
		1,407,792

	IT Services — 0.6%
557	International Business Machines Corp.	89,282

	Media — 8.7%
1,481	Charter Communications, Inc., Class A (a)	511,182
7,739	Comcast Corp., Class A	303,291
11,975	Twenty-First Century Fox, Inc., Class A	365,717
855	Walt Disney (The) Co.	98,838
		1,279,028

	Oil, Gas & Consumable Fuels — 0.6%
1,945	ConocoPhillips	93,185

	Pharmaceuticals — 3.4%
2,029	Allergan PLC	494,792

	Semiconductors & Semiconductor Equipment — 7.0%
13,442	Intel Corp.	485,928
1,780	NVIDIA Corp.	185,654
6,765	QUALCOMM, Inc.	363,551
		1,035,133

	Software — 3.4%
2,981	Adobe Systems, Inc. (a)	398,679
1,175	salesforce.com, Inc. (a)	101,191
		499,870

	Specialty Retail — 4.1%
1,321	Home Depot (The), Inc.	206,208
4,718	Lowe’s Cos., Inc.	400,464
		606,672

	Technology Hardware, Storage & Peripherals — 1.3%
1,350	Apple, Inc.	193,928

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
April 30, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco — 2.7%
5,431	Altria Group, Inc.	$389,837

	Wireless Telecommunication Services — 3.4%
7,506	T-Mobile US, Inc. (a)	504,929
	Total Investments — 99.9%	14,704,384
	(Cost $13,907,171) (b)
	Net Other Assets and Liabilities — 0.1%	18,228
	Net Assets — 100.0%	$14,722,612

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $962,052 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $164,839.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$14,704,384	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Style Funds

April 30, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)

First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)

First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)

First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)

First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)

First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)

First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)

First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)

First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)

First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)

First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)

First Trust Mega Cap AlphaDEX® Fund – (ticker “FMK”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2017 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2017 (Unaudited)

ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2017, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2017, all the Funds except FTA and FMK have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

April 30, 2017 (Unaudited)

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2016 through April 30, 2017) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

April 30, 2017 (Unaudited)

Licensing Information

FTP has licensed to Nasdaq, Inc., free of charge, the right to use certain intellectual property owned by FTP including the AlphaDEX® trademark and the AlphaDEX® stock selection method, in connection with the Nasdaq Inc.’s creation of the Indices.

Notwithstanding such license, Nasdaq, Inc. is solely responsible for the creation, compilation and administration of the Indices and has the exclusive right to determine the stocks included in the indices and the indices’ methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”).The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indices to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of “Nasdaq,” and the Indices’ registered trademarks, trade names and service marks of the Corporations and the use of the Indices which is determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NOWARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIEDWARRANTIES, AND EXPRESSLY DISCLAIM ALLWARRANTIES OFMERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

 Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 20, 2017

By (Signature and Title)	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 20, 2017